As filed with the Securities and Exchange Commission on January 5, 2001
                                            Securities Act File No. 333-48456
                                    Investment Company Act File No. 811-10183

-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                               -


                  Pre-Effective Amendment No.  1
                                              ----


                  Post-Effective Amendment No.                  X
                                               -----           ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                           X
                                                               --


                  Amendment No.   1
                                -----


                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                      610 Newport Center Drive, Suite 1350
                         Newport Beach, California 92660
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
       ------------------------------------------------------------------

                               Elizabeth M. Forget
                            -------------------------
                                    President
                           Met Investors Series Trust
      610 Newport Center Drive, Suite 1350, Newport Beach, California 92660
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
              1025 Connecticut Avenue, N.W. Washington, D.C. 20036
             ------------------------------------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Registrant hereby declares its intention to register an indefinite number of shares of its J.P. Morgan Quality Bond Portfolio, J.P. Morgan Small Cap Stock Portfolio, J.P. Morgan Enhanced Index Portfolio, J.P. Morgan Select Equity Portfolio, J.P. Morgan International Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Developing Growth Portfolio, Lord Abbett Growth and Income Portfolio, Firstar Balanced Portfolio, Firstar Equity Income Portfolio, Firstar Growth & Income Equity Portfolio, BlackRock Equity Portfolio, BlackRock U.S. Governmental Income
Portfolio, PIMCO Total Return Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Oppenheimer Capital Appreciation Portfolio, Putnam Research Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Janus Aggressive Growth Portfolio and Lord Abbett Growth Opportunities Portfolio.

                                  [FRONT COVER]




                           Met Investors Series Trust

                           BlackRock Equity Portfolio

                   BlackRock U.S. Government Income Portfolio

                       J.P. Morgan Quality Bond Portfolio

                      J.P. Morgan Small Cap Stock Portfolio

                      J.P. Morgan Enhanced Index Portfolio

                       J.P. Morgan Select Equity Portfolio

                   J.P. Morgan International Equity Portfolio

                      Lord Abbett Bond Debenture Portfolio

                       Lord Abbett Mid-Cap Value Portfolio

                     Lord Abbett Developing Growth Portfolio

                     Lord Abbett Growth and Income Portfolio

                   Lord Abbett Growth Opportunities Portfolio

                           Firstar Balanced Portfolio

                         Firstar Equity Income Portfolio

                    Firstar Growth & Income Equity Portfolio

                            Putnam Research Portfolio

                   Oppenheimer Capital Appreciation Portfolio

                          PIMCO Total Return Portfolio

                          PIMCO Money Market Portfolio

                           PIMCO Innovation Portfolio

                          MFS Mid Cap Growth Portfolio

                      MFS Research International Portfolio

                        Janus Aggressive Growth Portfolio

                                 Class A Shares

                                   Prospectus


                                February[ ], 2001


     Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

                                                                    Page



INTRODUCTION........................................................3
         Understanding the Trust....................................3
         Understanding the Portfolios...............................3
THE PORTFOLIOS......................................................6
         Investment Summary.........................................6

                  BlackRock Equity Portfolio........................8
                  BlackRock U.S. Government Income Portfolio.......11
                  J.P. Morgan Quality Bond Portfolio...............15
                  J.P. Morgan Small Cap Stock Portfolio............20
                  J.P. Morgan Enhanced Index Portfolio.............23
                  J.P. Morgan Select Equity Portfolio..............26
                  J.P. Morgan International Equity Portfolio.......29
                  Lord Abbett Bond Debenture Portfolio.............32
                  Lord Abbett Mid-Cap Value Portfolio..............36
                  Lord Abbett Developing Growth Portfolio..........39
                  Lord Abbett Growth and Income Portfolio..........42
                  Lord Abbett Growth Opportunities Portfolio.......45
                  Firstar Balanced Portfolio..................... 47
                  Firstar Equity Income Portfolio................ 52
                  Firstar Growth & Income Equity Portfolio....... 55
                   Putnam Research Portfolio......................58
                  Oppenheimer Capital Appreciation Portfolio.......60
                  PIMCO Total Return Portfolio.....................62
                  PIMCO Money Market Portfolio.....................65
                  PIMCO Innovation Portfolio.......................68
                  MFS Mid Cap Growth Portfolio.....................70
                  MFS Research International Portfolio.............72
                  Janus Aggressive Growth Portfolio................75
         Additional Investment Strategies........................ 81
         Management.............................................. 96
                  The Manager.................................... 96
                  The Advisers................................... 99
                  Distribution Plans............................ 112
YOUR INVESTMENT................................................. 113
         Shareholder Information................................ 113
         Dividends, Distributions and Taxes..................... 113
         Sales and Purchases of Shares.......................... 114
FINANCIAL HIGHLIGHTS............................................ 116
FOR MORE INFORMATION............................................ 145

INTRODUCTION

         Understanding the Trust


         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-three managed investment portfolios or mutual funds (the "Portfolios"). Each of these Portfolios has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract


         Shares of these Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts ("Contracts") and to qualified pension and profit sharing plans (each a "Plan, collectively the Plans").


         As a Contract owner or Plan participant, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract or Plan.

         A particular Portfolio of the Trust may not be available under the Contract or Plan you have chosen. The prospectus or disclosure document for the Contract or Plan shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contract or Plan prospectus that accompanies this Prospectus for a detailed explanation of your Contract or Plan.]

         Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.


         Each of the twenty-three Portfolios of the Trust falls into one of four categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.


Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Balanced Funds

         Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds do not tend to move in lockstep, balanced funds are able to use rewards from one type of investment to help offset the risks from another.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Money Market Funds

         Money market funds try (although there is no assurance that they will be successful) to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss.


Before you choose a Portfolio, please consider...

                                                                                                                        Higher
                                                                                                                        Risk/Reward

All of the Portfolios involve risk, but there is also the                                  PIMCO Innovation Portfolio
potential for reward.  You can lose money - and you can make                    J.P. Morgan Small Cap Stock Portfolio
money.  The Portfolios are structured so that each offers a                         Janus Aggressive Growth Portfolio
different degree of risk and reward than others.                              Lord Abbett Developing Growth Portfolio


Notice the scale at the  right.  It covers,  in the  opinion of the  Portfolios'
Manager, the full spectrum of risk/ reward of the Portfolios described in this Prospectus.


What risk/reward level is for you? Ask yourself the following:                           MFS Mid-Cap Growth Portfolio
                                                                           Lord Abbett Growth Opportunities Portfolio

(1)  How well do I handle fluctuations in my account value?                      MFS Research International Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the           J.P. Morgan International Equity Portfolio
     more its price is likely to move up and down on a day to day basis.  If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not
     fluctuate in price as much.

(2) Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.


                                                                         Oppenheimer Capital Appreciation  Portfolio
                                                                                  J.P. Morgan Select Equity Portfolio
                                                                                Lord Abbett  Mid-Cap Value Portfolio

                                                                                          BlackRock Equity Portfolio
                                                                                 J.P. Morgan Enhanced Index Portfolio

                                                                              Lord Abbett Growth and Income Portfolio
                                                                             Firstar Growth & Income Equity Portfolio

                                                                                      Firstar Equity Income Portfolio
                                                                                            Putnam Research Portfolio

A final note: These Portfolios are designed for long-term                        Lord Abbett Bond Debenture Portfolio
investment.                                                                                Firstar Balanced Portfolio





                                                                                       PIMCO Total Return  Portfolio


                                                                                     BlackRock U.S. Government Income    Lower
                                                                                                            Portfolio

                                                                                   J.P. Morgan Quality Bond Portfolio    Risk/Reward
                                                                                         PIMCO Money Market Portfolio


THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     [SIDE BAR: The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.]

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

A NOTE ON FEES


         As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts and Plans which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Annuity Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you. Information about fees associated with Plans can be obtained from the Plan sponsor.

[Left Side:]

                           BlackRock Equity Portfolio

Investment Objective:

         To provide growth of capital and income.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests at least 65% of its assets in common stocks. The Adviser uses the S&P 500 index as a benchmark and seeks to invest in stocks and market sectors in similar proportion to that index. The Adviser seeks to own securities in all sectors, but can overweight or underweight securities within sectors as it identifies market opportunities.

         The Portfolio is managed in a way that takes advantage of trends in the domestic stock market that favor different styles of stock selection including value or growth stocks issued by all different sizes of companies (small, medium and large). The Adviser initially screens for "value" and "growth" stocks from the universe of companies with market capitalization above $1 billion. Whether screening growth or value stocks, the Adviser is seeking companies that are currently undervalued. The Adviser uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


         The Portfolio may also invest up to 20% of its total assets in U.S. Government securities, including U.S. Treasury and agency obligations.


[SIDE BAR:

         GROWTH STOCKS have higher earnings that will, in the Adviser's opinion, lead to growth in stock prices.]

         VALUE STOCKS are, in the Adviser's opinion, considered undervalued or worth more than their current price.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (BlackRock Equity Series, a portfolio of Security First Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/19/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

    ------------- ---------- ---------- ---------- ----------- ----------- ----

    (6.3)%        28.0%      18.5%      29.3%      23.2%         20.7%    %







    94            95         96         97         98          99          00
    ------------- ---------- ---------- ---------- ----------- ----------- ----

                        High Quarter: 4th - 1998 + 20.80%

                         Low Quarter: 3rd -1998 - 11.16%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and from inception through 12/31/00 with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), a widely recognized unmanaged index that measures the stock performance of 500 large - and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                        Average Annual Total Return as of 12/31/00

                -------------- ----------- ------------ -------------

                                                           Since

                                 1 Year      5 Year      Inception

                -------------- ----------- ------------ -------------

  Portfolio                       ___%        ___%          ___%
  S&P 500 Index                   ___%        ___%         ___%*
  ---------------------------- ----------- ------------ ------------- --------


                           *  From  4/30/93




[SIDE BAR:

         Portfolio Management:


o        BlackRock Advisors,  Inc.


                  see page

o        For financial highlights

                  see page    ]

[Left Side:]

                   BlackRock U.S. Government Income Portfolio

Investment Objective:

         To provide current income.

Principal Investment Strategy:

         The Portfolio normally invests at least 80% of its total assets in debt securities and at least 65% of its total assets in U.S. Government securities which are securities that are primary obligations of or guaranteed by the U.S. Government and its agencies. These securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes, and bonds. Securities purchased by the Portfolio are rated in the highest rating category (AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) at the time of purchase or are determined by the Adviser to be of comparable quality.

         The Adviser evaluates categories of the government/agency market and individual debt securities within these categories. The Adviser selects debt securities from several categories including: U.S. Treasuries and agency securities, residential and commercial mortgage-backed securities (including collateralized mortgage obligations and GNMA certificates) and asset-backed securities. Securities are purchased for the Portfolio when the Adviser determines that they have the potential for above-average current income.


         The Portfolio's current average weighted maturity for its fixed income securities is 5.65 years. The Adviser will normally attempt to structure the Portfolio's investment securities to have comparable duration to its benchmark, the Lehman Brothers Intermediate Government Bond Index. Currently, the benchmark's duration is approximately 5.67 years.

         [SIDE BAR:


         Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. While average maturity measures the average final payable dates of debt instruments, average duration measures how long the debt securities can be expected to be held, regardless of the technical maturity date.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page _____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.


         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (BlackRock U.S. Government Income Series, a portfolio of Security First Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/19/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                   Year-by-Year Total Return as of 12/31 of Each Year

     ------------ ---------- ---------- ---------- --------- ------------ -----

     (2.9)%       13.5%      3.6%       7.0%       7.4%      (2.5)%      %







     94           95         96         97         98        99           00
     ------------ ---------- ---------- ---------- --------- ------------ -----

                        High Quarter: 2nd - 1995 + 4.48%


                         Low Quarter: 1st - 1994 - 2.54%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and from inception through 12/31/00 with the Lehman Brothers Intermediate Government Bond Index, a widely recognized unmanaged index measuring the performance of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     ------------------------------------------------------------------------
   Average Annual Total Return as of 12/31/00

                   ------------------ ----------- ------------- ---------------

                                                                    Since

                                        1 Year       5 Year       Inception

                   ------------------ ----------- ------------- ---------------


     Portfolio                          ____%        ____%          ____%
     Lehman Brothers Intermediate       ____%        ____%          ____%

        Government Bond Index

     -------------------------------- ----------- ------------- -------------




[SIDE BAR:

         Portfolio Management:


o        BlackRock Advisors,  Inc.


         see page

o        For financial highlights

         see page    ]

[Left Side:]

                       J.P. Morgan Quality Bond Portfolio

Investment Objective:

         To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategy:

         The Portfolio will invest at least 65% of its total assets in investment grade fixed income securities under normal circumstances.

         The Portfolio invests in broad sectors of the fixed income market, including U.S. Government and agency securities, corporate securities including bonds, debentures and notes, asset-backed securities and mortgage-backed and mortgage related securities. The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Adviser selects specific securities which it believes are undervalued for purchase using: advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. A security is considered undervalued when its price is lower than one would expect for an investment of similar quality, duration and structural characteristics.

         Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 5 years. The maturities of the individual securities in the Portfolio may vary widely, however.

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including Treasury securities and GNMA certificates as well as obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

         The Portfolio may also invest in municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations.

         It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of investment grade securities that are rated at least A by S&P or that are unrated and in the Adviser's opinion are of comparable quality. In the case of 30% of the Portfolio's investments, the Portfolio may purchase investment grade securities that are rated Baa or better by Moody's or BBB or better by S&P or are unrated and in the Adviser's opinion are of comparable quality.

         The Portfolio may invest up to 20% of its assets in foreign debt securities, including Eurodollar bonds and Yankee bonds and securities of foreign governments and governmental entities. The Portfolio may also invest in debt securities of issuers located in emerging market countries.

         The Portfolio may keep a portion of its assets in cash or cash equivalents such as high quality short-term debt obligations including bankers' acceptances, commercial paper, certificates of deposit, Eurodollar obligations, variable amount master demand notes and money market mutual funds. Investments in cash or similar liquid securities (cash equivalents)generally do not provide as high a return as would assets invested in other types of securities.

         The Adviser may, when consistent with the Portfolio's investment objective, use options or futures for hedging and for risk management (i.e., to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities markets, or currencies); risk management may include management of the Portfolio's exposure relative to its benchmark.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.


         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.


         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Finally, the Portfolio's investments in derivatives to manage interest rate or currency exposure can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Quality Bond Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                ------------- ----------- ----------- -----------
                9.06%         8.37%       -1.54%      %






                97            98          99          00
                ------------- ----------- ----------- -----------


                         High Quarter: 3rd - 1998 +4.15%


                         Low Quarter: 2nd -1999 - 1.46%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  ---------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                --------------- -------------- ---- -----------------

                                                         Since

                                   1 Year              Inception

                --------------- -------------- ---- -----------------

  Portfolio                         ____%                ____%
  Salomon Brothers Broad            ____%                ____%
     Investment Grade Bond
     Index

  ----------------------------- -------------- ---- ----------------- ---------


[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page     ]

[Left Side:]

                      J.P. Morgan Small Cap Stock Portfolio

Investment Objective:

         To provide a high total return from a portfolio of equity securities of small companies.

Principal Investment Strategy:


         Substantially all of the Portfolio's net assets will normally be invested in common stocks. The Portfolio invests primarily in the common stock of those small U.S. companies included in the Russell 2000 Index. The Portfolio may invest to a limited extent in initial public offerings (IPOs) of companies not included in the Russell 2000 Index.


         The Adviser seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, the Adviser uses research, valuation and a stock selection process. The Adviser continually screens the universe of small capitalization companies to identify for further analysis those companies which exhibit favorable characteristics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a systematic valuation methodology, the Adviser ranks these companies within economic sectors according to their relative value. Some of the additional characteristics the Adviser analyzes are: price/earnings growth, discounted cash flow analysis and multiples of revenue with more or less weight given to these factors depending on the sector. The Adviser then selects for purchase the most attractive companies within each economic sector. The Adviser believes that under normal market conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under- or over-weight selected economic sectors. In selecting securities, income is not an important factor.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk


 Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Small Cap Stock Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                   ------------- ------------ ------------ -----------
                      20.89%       -5.40%       44.56%         %






                        97           98           99           00
                   ------------- ------------ ------------ -----------

                        High Quarter: 4th - 1999 + 35.13%

                         Low Quarter: 3rd -1998 - 21.49%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                -------------- ---------------- --- -----------------

                                                         Since

                                   1 Year              Inception

                -------------- ---------------- --- -----------------

  Portfolio                         ____%                ____%
  Russell 2000 Index                ____%                ____%
  ---------------------------- ---------------- --- ----------------- ---------


SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                      J.P. Morgan Enhanced Index Portfolio

Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:


         The Portfolio is an actively managed portfolio of medium- to large-capitalization equity securities that seeks to outperform the total return of the S&P 500 Index, consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objective by investing substantially all of its total assets in dividend-paying common stock.


         The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies typically represented by the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Portfolio is highly diversified and will typically hold approximately 300 stocks.

         Portfolio sector weightings will generally equal those of the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions or tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will normally be comprised, based on the dividend discount model, of stocks in the first three quintiles. As a guideline, the Adviser seeks to achieve gross income for the Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500 Index.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Large Cap Stock Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                 ------------- ----------- ------------ -----------
                 33.25%        32.31%      17.64%       %






                 97            98          99           00
                 ------------- ----------- ------------ -----------

                         High Quarter: 4th -1998 + 22.93

                         Low Quarter: 3rd - 1998 - 9.85%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   ---------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                 -------------- --------------- -- -------------------

                                                         Since

                                    1 Year             Inception

                 -------------- --------------- -- -------------------

   Portfolio                        ____%                ____%
   S&P 500 Index                    ____%                ____%
   ---------------------------- --------------- -- ------------------- -------

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page    ]

[Left Side:]

                       J.P. Morgan Select Equity Portfolio

Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:

         The Portfolio is an actively managed portfolio of selected equity securities that seeks to outperform the total return of the S&P 500, consistent with reasonable investment risk. Under normal circumstances, the Portfolio will be fully invested in the dividend-paying common stocks of large- and medium-sized companies primarily included in the S&P 500. The Portfolio will typically hold between 60 and 90 stocks.

         The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies primarily included in the S&P 500. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends.

         The Portfolio does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Adviser may under- or over-weight selected economic sectors against the S&P 500's Index sector weightings to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will primarily overweight stocks from the first and second quintiles after consideration is given to market capitalizations. As a guideline, the Adviser seeks to achieve gross income for the Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Select Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     -------------- ----------- ---------- ---------
                     31.55%         22.56%      9.71%      %






                     97             98          99         00
                     -------------- ----------- ---------- ---------

                        High Quarter: 4th - 1998 + 21.63%

                        Low Quarter: 2nd - 1999 - 12.95%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                        Average Annual Total Return as of 12/31/00

                -------------- ----------------- --- ----------------

                                                          Since

                                    1 Year              Inception

                -------------- ----------------- --- ----------------

  Portfolio                         ____%                 ____%
  S&P 500 Index                     ____%                 ____%
  ---------------------------- ----------------- --- ---------------- ---------


[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page    ]

[Left Side:]

                   J.P. Morgan International Equity Portfolio

Investment Objective:

         To provide a high total return from a portfolio of equity securities of foreign corporations.

Principal Investment Strategy:

         The Adviser intends to keep the Portfolio essentially fully invested with substantially all of the value of its total assets in equity securities of foreign issuers. The Adviser seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "MSCI EAFE Index").


         The Portfolio's primary equity investments are the common stocks of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets.


         The Portfolio seeks to achieve its investment objective through country allocation, stock selection and management of currency exposure. The Adviser uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the MSCI EAFE Index.

         Based on fundamental research, quantitative valuation techniques, and experienced judgment, the Adviser uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or over-weighting selected countries in the MSCI EAFE Index.

         Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, the Adviser selects the securities which appear the most attractive for the Portfolio. The Adviser believes that under normal market conditions, economic sector weightings generally will be similar to those of the MSCI EAFE Index.

         Finally, the Adviser actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors, and the judgment of a team of experienced currency managers.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


 Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (International Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     ------------- ----------- ------------ -----------
                     5.96%         14.07%      28.52%       %






                     97            98          99           00
                     ------------- ----------- ------------ -----------

                        High Quarter: 4th - 1998 + 19.07%

                        Low Quarter: 3rd - 1998 - 16.54%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the MSCI EAFE Index, a widely recognized unmanaged index measuring the broad market performance of equity securities throughout Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  ----------------------------------------------------------------------------
Average Annual Total Return as of 12/31/00

                -------------- ---------------- --- -----------------

                                                         Since

                                   1 Year              Inception

                -------------- ---------------- --- -----------------

  Portfolio                         ____%                ____%
  MSCI EAFE Index                   ____%                ____%
  ---------------------------- ---------------- --- ----------------- ---------

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                      Lord Abbett Bond Debenture Portfolio

Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all of its total assets in fixed income securities of various types. To pursue its goal, the Portfolio normally invests in high yield and investment grade debt securities, convertible securities and preferred stocks. The Portfolio may invest substantially all of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it will endeavor to shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 4 to 6.7 years with a targeted average maturity of 6.5 to 9.5 years.

         Capital appreciation potential and current income are important considerations in the selection of portfolio securities. Capital appreciation potential is an important consideration in the selection of portfolio securities. Capital appreciation may be obtained by investing in:

        debt securities when the trend of interest rates is expected to be down;

          convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock; and

         debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved).

         The Portfolio may invest up to 20% of its net assets, at market value, in debt securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its gross assets.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                ------------- ------------ ----------- ------------
                15.63%        6.26%        3.40%       %






                97            98           99          00
                ------------- ------------ ----------- ------------

                         High Quarter: 2nd -1997 + 6.25%

                         Low Quarter: 3rd -1998 - 4.31%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Salomon Brothers Broad Investment-Grade Bond Index, a widely recognized unmanaged market-capitalized index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities; with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Merrill Lynch All Convertible Index, which is representative of the equity-related securities in the Portfolio. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                ----------------- ----------------- --- ---------------

                                                            Since

                                       1 Year             Inception

                ----------------- ----------------- --- ---------------


Portfolio                            ____%                ____%
  Salomon Brothers  Broad          ____%                ____%

    Investment-Grade Bond Index

 Credit Suisse First Boston           ____%                ____%
    High Yield Index
 Merrill Lynch                        ____%                ____%
  All Convertible Index
 ------------------------------- ----------------- --- --------------- -------

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                       Lord Abbett Mid-Cap Value Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Principal Investment Strategy:

         Under normal circumstances, at least 65% of the Portfolio's assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

         The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

         changes in the economic and financial environment,

         new or improved products or services,

         new or rapidly expanding markets,

         changes in management or structure of the company,

         price increases due to shortages of resources or productive capacity,

          improved efficiencies resulting from new technologies or changes in distribution, or changes in governmental regulations, political climate or competitive conditions.

         The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (8/20/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------- ---------- ----------
              1.11%       5.71%      %






              98          99         00
              ----------- ---------- ----------

                        High Quarter: 2nd - 1999 + 16.83%

                        Low Quarter: 3rd - 1998 - 17.02%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell MidCap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


  -----------------------------------------------------------------------------
Average Annual Total Return as of 12/31/00

                -------------- ----------------- --- ----------------

                                                          Since

                                    1 Year              Inception

                -------------- ----------------- --- ----------------

  Portfolio                         ____%                 ____%
  Russell Mid-Cap Index             ____%                  ____%*
  ---------------------------- ----------------- --- ---------------- ---------

        *From 9/1/97


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                     Lord Abbett Developing Growth Portfolio

Investment Objective:

         The Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over-the-counter.

Principal Investment Strategy:

         The Portfolio normally will invest substantially all of its assets in the common stocks of smaller companies considered to be in their developing growth phase which is one generally characterized by a dramatic rate of growth. Developing growth companies are almost always small, usually young and their shares are generally traded over-the-counter. Having, in the view of the Adviser, passed the pitfalls of the formative years, they are strongly positioned to grow rapidly in their market. The Portfolio also may invest in securities of companies which are in their formative phase including securities purchased in initial public offerings (IPOs).

         At any given time, there are many hundreds of publicly-traded corporations in the developing growth phase. In choosing from among them, the Adviser looks for special characteristics that will help their growth including a unique product or service for which management foresees a rising demand; a special area of technological expertise; or a competitive advantage or new opportunities in foreign trade or from shifts in government priorities and programs.

The Adviser also looks for certain financial characteristics such as:

          at least five years of higher-than-average growth of revenues and earnings per share;

         higher-than-average returns on equity;

         ability to finance growth in the form of a lower-than-average ratio of long-term debt to capital and price/earnings ratios that are below expected growth rates.

         Securities being considered for the Portfolio are analyzed using traditional investment fundamentals. In addition to the financial data already mentioned, the Adviser evaluates the market for each company's products or services, the strengths and weaknesses of competitors, the availability of raw materials, diversity of product mix, etc.

         Finally, in assembling the investment portfolio, the Adviser tries to diversify the Portfolio's investments by investing in many securities and industries.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Developing Growth Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (8/20/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ------------ ----------- ----------
              6.60%        32.47%      %






              98           99          00
              ------------ ----------- ----------

                        High Quarter: 4th -1998 + 26.01%

                         Low Quarter: 3rd -1998 - 21.82%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                -------------- ---------------- ---- ----------------

                                                          Since

                                   1 Year               Inception

                -------------- ---------------- ---- ----------------

  Portfolio                         ____%                 ____%
  Russell 2000 Index                ____%                  ____%*
  ---------------------------- ---------------- ---- ---------------- ---------

        *From 9/1/97


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                     Lord Abbett Growth and Income Portfolio

Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         The Portfolio will normally invest substantially all of its assets in common stocks of large, seasoned U.S. companies which the Adviser believes are undervalued. The Portfolio chooses stocks based on:

o Quantitative research to identify which stocks are believed to represent the best bargains

o Fundamental research to learn about a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations

o Business cycle analysis to determine how buying or selling securities changes the overall portfolio's sensitivity to interest rates and economic conditions.

         The Portfolio intends to keep its assets invested in those securities which are selling at reasonable prices in relation to value and, to do so, it may have to forego some opportunities for gains when, in the judgment of the Adviser, they carry excessive risk.

         The Adviser tries to anticipate major changes in the economy and select stocks which it believes will benefit most from these changes. The Adviser constantly seeks to balance the opportunity for profit against the risk of loss. In the past, very few industries have continuously provided the best investment opportunities. The Adviser will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Adviser will sell stocks that are judged to be overpriced and reinvest the proceeds in other securities which are believed to offer better values for the Portfolio.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Investment style risk

o        Market capitalization risk

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.


         The bar chart below shows you the Portfolio's performance for the first full calendar year since its inception (1/8/99). The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ------------
              %






              00

              ------------

                           High Quarter: -- - 2000 + %

                           Low Quarter: -- - 2000 - %

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
Average Annual Total Return as of 12/31/00

                -------------- ---------------- ---- ----------------

                                                          Since

                                   1 Year               Inception

                -------------- ---------------- ---- ----------------

  Portfolio                         ____%                 ____%
  S&P 500 Index                     ____%                  ____%*
  ---------------------------- ---------------- ---- ---------------- ---------

        *From 1/1/99


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                   Lord Abbett Growth Opportunities Portfolio

Investment Objective:

         Capital appreciation.

Principle Investment Strategy:

         The Portfolio invests primarily in common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in growth company stocks.

         Typically,   in  choosing  stocks,  the  Adviser  looks  for  mid-sized companies using:

o    quantitative   research  to  identify   companies   with  superior   growth
     possibilities

o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

         The Portfolio may invest up to 25% of its total assets in foreign equity securities and American Depositary Receipts.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Investment style risk

o        Market capitalization risk

Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on Lord Abbett & Co.'s prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page    ]

[Left Side:]

                           Firstar Balanced Portfolio

Investment Objective:

         To maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

Principal Investment Strategy:

         The Portfolio's policy is generally to invest at least 25% of the value of its total assets in investment grade fixed income securities and no more than 75% in equity securities, although the percentage allocations will vary. The Adviser allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of three major asset groups: equity securities, fixed income securities and cash or cash equivalents. In making asset allocation decisions, the Adviser evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

         In an effort to better quantify the relative attractiveness of the major asset groups over a one- to three-year period of time, the Adviser has incorporated into its asset allocation decision-making process several dynamic computer models which it has created. The purpose of these models is to show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The models are especially sensitive to the forecasts for inflation, interest rates and long-term corporate earnings growth. Investment returns are normally heavily impacted by such variables and their expected changes over time. Therefore, the Adviser's method attempts to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to bonds in the Portfolio. For example, if the Adviser expected more rapid economic growth leading to better corporate earnings, it would increase the Portfolio's holdings of equity securities and reduce its holdings of fixed income securities and cash equivalents.

         The Portfolio's equity securities will consist mainly of common stocks of companies with large market capitalizations. In selecting equity securities, the Adviser considers historical and projected earnings, the price/earnings relationship and company growth and asset value. The equity securities in which the Portfolio invests include common stock, preferred stock and convertible securities.

         In selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors, and also considers credit quality, prevailing interest rates and liquidity. The fixed income securities in which the Portfolio invests include U.S. Government securities or other investment grade fixed-income and related debt securities, including:

         mortgage-backed securities;

         a broad range of fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock;

         participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, collateralized mortgage obligations and other mortgage-related securities.

         The dollar-weighted average quality of the Portfolio's debt securities is expected to be at least "A" or higher. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. Under normal circumstances, the Portfolio's average targeted maturity is 7.5 years and its duration is 5 years. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.

         The Portfolio may invest up to 15% of its total assets in both foreign equity and debt securities, including Eurodollar bonds and Yankee bonds.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.


         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Balanced Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (7/1/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

            ------------- ------------ -----------
            13.31%        7.14%        %






            98            99           00
            ------------- ------------ -----------

                        High Quarter: 4th - 1998 + 11.64%

                         Low Quarter: 3rd - 1999 - 5.16%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market; and with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                        Average Annual Total Return as of 12/31/00

                -------------- ---------------- ----- ---------------

                                                          Since

                                   1 Year               Inception

                -------------- ---------------- ----- ---------------

  Portfolio                         ____%                 ____%
  S&P 500 Index                     ____%                 _____%
  Salomon Brothers Broad
      Investment Grade Bond         ____%                 ____%
      Index
  ---------------------------- ---------------- ----- --------------- ---------



[SIDE BAR:

         Portfolio Management:


o        Firstar Investment  Research & Management Company, LLC


                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                         Firstar Equity Income Portfolio

Investment Objective:

         To provide an above-average level of income consistent with long-term capital appreciation.

Principal Investment Strategy:

         Under normal market and economic conditions, the Portfolio will invest at least 65% of its total assets in income-producing equity securities, primarily common stocks. The stocks or securities in which the Portfolio invests may offer above average dividend yields, with corresponding above average levels of income, in each case as compared to the S&P 500 Index. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market.

         The Portfolio invests primarily in the common stocks of companies with large market capitalizations (generally, $5 billion or higher). The Adviser will select stocks based on a number of quantitative factors including dividend yield, current and future earnings potential compared to stock prices, total return potential, and other measures of value, if appropriate, such as cash flow, asset value or book value. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the issuer's common stock. The Portfolio may emphasize, from time to time, particular companies or market sectors in attempting to achieve its investment objectives.

         The Portfolio may invest up to 15% of its total assets in foreign securities either indirectly through the purchase of such instruments as American Depositary Receipts or directly in foreign equity securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Equity Income Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (7/1/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------- ---------- ----------
              9.35%       2.51%      %






              98          99         00
              ----------- ---------- ----------

                         High Quarter: 2nd -1998 +12.31%

                         Low Quarter: 3rd - 1998 - 9.34%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 1000 Index, a widely recognized unmanaged index which consists of the largest 1000 companies in the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                ------------------ ------------ ----- ---------------

                                                          Since

                                     1 Year             Inception

                ------------------ ------------ ----- ---------------

  Portfolio                           ____%               ____%
  Russell 1000 Index                  ____%               ____%
  -------------------------------- ------------ ----- --------------- ---------


[SIDE BAR:

         Portfolio Management:


o        Firstar Investment  Research & Management Company, LLC


                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                    Firstar Growth & Income Equity Portfolio

Investment Objective:


         To provide long-term capital growth and income.


Principal Investment Strategy:

         The Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock. The Portfolio selects common stocks primarily from a universe of domestic companies that have established dividend-paying histories. The Portfolio generally invests in medium-to-large-sized companies with stock market capitalizations over $1 billion that the Adviser considers to be well managed and to have attractive fundamental financial characteristics such as low debt, high return on equity, consistent revenue and earnings per share, and growth over the prior three to five years. The Portfolio may also invest a portion of its assets in companies with smaller market capitalizations.

         The Adviser selects stocks based on a number of factors including:

         historical and projected earnings

         growth and asset value

          earnings compared to stock prices generally (as measured by the S&P 500 Index)

         consistency of earnings growth and earnings quality


         Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. The stocks or securities in which the Portfolio invests may be expected to produce some income but income is not a major criterion in their selection. In general, the Portfolio's stocks and securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

         The Portfolio may invest up to 15% of its total assets indirectly in foreign securities through the purchase of American Depositary Receipts and European Depositary Receipts.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Growth & Income Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (7/1/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

               ------------- ----------- -----------
               14.95%        16.17%      %






               98            99          00
               ------------- ----------- -----------

                        High Quarter: 4th - 1998 + 20.31%

                        Low Quarter: 3rd - 1998 - 13.62%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                -------------- ----------------- -- -----------------

                                                         Since

                                    1 Year             Inception

                -------------- ----------------- -- -----------------

  Portfolio                         ____%                ____%
  S&P 500 Index                     ____%                ____%
  ---------------------------- ----------------- -- ----------------- ---------


[SIDE BAR:

         Portfolio Management:


o        Firstar Investment  Research & Management Company, LLC


                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                            Putnam Research Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation

Principal Investment Strategy:

         The Portfolio invest mainly in common stocks of large U.S. companies that the Adviser thinks have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which the Adviser places on the company, or whose earnings the Adviser believes are likely to grow over time. The Adviser also looks for the presence of factors that it believes will cause the stock price to rise.

         In choosing an investment, the Adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk


Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page
___.

[SIDE BAR:

         Portfolio Management:

o        Putnam Investment Management, LLC

                  see page

[Left Side:]

                   Oppenheimer Capital Appreciation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

         The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

         In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o        Companies with above-average growth potential;

o Companies with increasing earnings momentum and a history of positive earnings growth;

o        Stocks with low valuations relative to their growth potential;

o        Companies with the potential for positive earnings surprises;

o Growth rates that the Adviser believes are sustainable over time.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on OppenheimerFunds, Inc.'s prior performance with a comparable fund, see page
____.

[SIDE BAR:

         Portfolio Management:

o        OppenheimerFunds, Inc.

                  see page

[Left Side:]

                          PIMCO Total Return Portfolio

Investment Objective:

         The  Portfolio   seeks  maximum  total  return,   consistent  with  the
preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities. U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed  securities.  In  addition,  the  Portfolio  may  engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance

         The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC

                  see page    ]

[Left Side:]

                          PIMCO Money Market Portfolio

Investment Objective:

         The  Portfolio   seeks  maximum   current   income,   consistent   with
preservation of capital and daily liquidity.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

         The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; collateralized mortgage obligations that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and mortgage-backed securities such as GNMA certificates. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

         The Portfolio's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Interest rate risk

o        Credit  risk

o        Foreign investment risk

         Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

Past Performance

         The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page ____.

[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC

                  see page

[Left Side:]

                           PIMCO Innovation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

     The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, except that it may invest up to 40% of its assets in American Depositary Receipts.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk



         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on PIMCO Equity Advisors' prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o PIMCO Equity Advisors, a division of PIMCO Advisors L.P.

                  see page


[Left Side:]

                          MFS Mid Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which the Adviser believes have above-average growth potential.

         Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. As of November 30, 2000, the top of the Russell Midcap Growth Index range was $20 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

         The Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and the Adviser's large group of equity research analysts.

         The Portfolio is a non-diversified. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers.

         The Portfolio may invest up to 20% of its total assets in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. In addition, the Portfolio may lend up to 30% of its portfolio securities.

         The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event effecting those issuers than is a diversified portfolio.

Past Performance

     The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Massachusetts Financial Services Company

                  see page    ]

[Left Side:]

                      MFS Research International Portfolio

Investment Objective:

         The Portfolio's investment objective is capital appreciation.

Principal Investment Policies:

     The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 20% of its total assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         A committee of investment research analysts selects securities for the Portfolio. This committee includes investment analysts employed by the Adviser and its affiliates. The committee allocates the Portfolio's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

[SIDE BAR:

         A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country; (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.]

         The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. In addition, the Portfolio may lend up to 30% of its Portfolio securities.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Finally, the Portfolio's investments in derivatives to manage currency exposure can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance

     The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page ____.

[SIDE BAR:

         Portfolio Management:

o        Massachusetts Financial Services Company

                  see page

[Left Side:]

                        Janus Aggressive Growth Portfolio

Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest in other equity securities including preferred stock. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event effecting those issuers than is a diversified portfolio.

Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on Janus Capital Corporation's prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Janus Capital Corporation

                  see page

                  Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o        Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

--------------------------- ----------- ----------- ----------- -----------

                            BlackRock   BlackRock   J.P.        J.P.
                              Equity    U.S. Gov't  Morgan      Morgan

                            Portfolio     Income    Quality     Small Cap
                                        Portfolio   Bond        Stock       s
                                                    Portfolio   Portfolio


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Brady Bonds                                             X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Collateralized                           X           X

Mortgage Obligations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Convertible Securities                                  X           X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Depositary Receipts             X                                   X
                            ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Derivatives:




                            ----------- ----------- ----------- -----------

  Options                       X           X           X

Futures                                     X           X

--------------------------- ----------- ----------- ----------- -----------

  Direct Participation                                X
in Corporate Loans

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Dollar Roll Transactions                    X           X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Currency                                     X
Transactions

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Debt Securities                              X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Foreign Equity Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Forward Commitments,                        X           X
When-Issued and Delayed
Delivery Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Quality Short-term         X           X           X           X

Debt Obligations
including Bankers'
Acceptances, Commercial
Paper, Certificates of
Deposit and Eurodollar
Obligations issued or
guaranteed by Bank
Holding Companies in the
U.S., their Subsidiaries
and Foreign Branches or
of the World Bank;
Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S.
and Foreign Corporations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Yield/High Risk Debt                               X
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Hybrid Instruments                                     X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Illiquid  and Restricted                    X           X
Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Indexed Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Interest Rate                               X           X
Transactions


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Investment Grade Debt           X                       X
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Investments in Other                        X
Investment Companies
including Passive Foreign
Investment Companies

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Mortgage-backed                          X           X

Securities, including
GNMA Certificates,
Mortgage-backed Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Municipal Securities                                    X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Non-mortgage Asset-backed                   X           X

Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

PIK (pay-in-kind)                           X           X

Debt Securities and
Zero-Coupon Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Preferred Stocks                                        X           X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Private Placements                                      X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Real Estate Investment
Trusts

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Repurchase Agreements           X           X           X           X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Reverse Repurchase                                      X
Agreements

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Rights and Warrants

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Securities Loans                                        X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Short Sales                              X
(Against the Box)

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  U.S. Government              X           X           X           X

Securities

--------------------------- ----------- ----------- ----------- -----------

--------------------------- ---------- ----------- ----------- -----------

                            J.P.       J.P.        J.P.        Lord
                            Morgan     Morgan        Morgan    Abbett

                            Enhanced     Select    Int'l          Bond
                              Index      Equity    Equity      Debenture
                            Portfolio  Portfolio   Portfolio   Portfolio


                            ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Brady Bonds
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Collateralized                                                  X

Mortgage Obligations

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Convertible Securities                                             X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Depositary Receipts             X          X           X
                            ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Derivatives:




                            ---------- ----------- ----------- -----------

  Options                                             X

Futures

--------------------------- ---------- ----------- ----------- -----------

  Direct Participation
in Corporate Loans

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Dollar Roll Transactions
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Foreign Currency                                    X
Transactions

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Foreign Debt Securities                                         X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Foreign Equity Securities                              X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Forward Commitments,
When-Issued and Delayed
Delivery Securities


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

High Quality Short-term                                            X

Debt Obligations
including Bankers'
Acceptances, Commercial
Paper, Certificates of
Deposit and Eurodollar
Obligations issued or
guaranteed by Bank
Holding Companies in the
U.S., their Subsidiaries
and Foreign Branches or
of the World Bank;
Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S.
and Foreign Corporations

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

High Yield/High Risk Debt                                          X
Securities


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Hybrid Instruments

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Illiquid  and Restricted                               X           X
Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Indexed Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Interest Rate
Transactions


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Investment Grade Debt                                              X
Securities


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Investments in Other
Investment Companies
including Passive Foreign
Investment Companies

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Mortgage-backed                                                 X

Securities, including
GNMA Certificates,
Mortgage-backed Bonds

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Municipal Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Non-mortgage Asset-backed

Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

PIK (pay-in-kind)                                                  X

Debt Securities and
Zero-Coupon Bonds

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Preferred Stocks                                                   X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Private Placements
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Real Estate Investment
Trusts

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Repurchase Agreements                                              X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Reverse Repurchase                                                 X
Agreements

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Rights and Warrants

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Securities Loans                                                   X
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Short Sales
(Against the Box)

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  U.S. Government                                                 X

Securities

--------------------------- ---------- ----------- ----------- -----------

--------------------------- ----------- ----------- ----------- -----------

                            Lord        Lord        Lord          Lord
                              Abbett      Abbett      Abbett    Abbett

                             Mid-Cap    Dev.        Growth      Growth
                              Value     Growth         and      Opportunitie
                            Portfolio   Portfolio     Income    Portfolio
                                                    Portfolio

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Brady Bonds
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Collateralized

Mortgage Obligations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Convertible Securities          X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Depositary Receipts             X           X           X           X
                            ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Derivatives:




                            ----------- ----------- -----------

  Options

Futures

--------------------------- ----------- ----------- ----------- -----------

  Direct Participation
in Corporate Loans

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Dollar Roll Transactions
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Currency
Transactions

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Debt Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Foreign Equity Securities       X           X           X          X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Forward Commitments,
When-Issued and Delayed
Delivery Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Quality Short-term

Debt Obligations
including Bankers'
Acceptances, Commercial
Paper, Certificates of
Deposit and Eurodollar
Obligations issued or
guaranteed by Bank
Holding Companies in the
U.S., their Subsidiaries
and Foreign Branches or
of the World Bank;
Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S.
and Foreign Corporations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Yield/High Risk Debt
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Hybrid Instruments

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Illiquid  and Restricted        X           X
Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Indexed Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Interest Rate
Transactions


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Investment Grade Debt
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Investments in Other                                                X
Investment Companies
including Passive Foreign
Investment Companies

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Mortgage-backed

Securities, including
GNMA Certificates,
Mortgage-backed Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Municipal Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Non-mortgage Asset-backed

Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

PIK (pay-in-kind)

Debt Securities and
Zero-Coupon Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Preferred Stocks                X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Private Placements
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Real Estate Investment
Trusts

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Repurchase Agreements           X            X         X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Reverse Repurchase              X           X           X
Agreements

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Rights and Warrants

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Securities Loans                X           X           X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Short Sales
(Against the Box)

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  U.S. Government

Securities

--------------------------- ----------- ----------- ----------- -----------

------------------------------- ---------- ------------ ----------- -----------
                                Firstar     Firstar     Firstar       Putnam
                                Balanced     Equity     Growth &     Research
                                Portfolio    Income     Income       Portfolio
                                            Portfolio   Equity
                                                        Portfolio
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Brady Bonds
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Collateralized Mortgage             X
Obligations

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Convertible Securities              X           X           X            X
------------------------------- ---------- ------------ ----------- -----------
Depositary Receipts                  X           X           X           X
------------------------------- ---------- ------------ ----------- -----------

Derivatives:



Options                                X                                X

Futures


------------------------------- ---------- ------------ ----------- -----------
Direct Participation in
Corporate Loans
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Dollar Roll Transactions
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Foreign Currency Transactions
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Foreign Debt Securities             X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Foreign Equity Securities           X           X                        X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Forward Commitments,                                                     X
When-Issued and Delayed
Delivery Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
High Quality Short-term Debt        X           X           X            X
Obligations including
Bankers' Acceptances,
Commercial Paper,
Certificates of Deposit and
Eurodollar Obligations issued
or guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S. and
Foreign Corporations
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
High Yield/High Risk Debt
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Hybrid Instruments
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Illiquid  and Restricted
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Indexed Securities
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Interest Rate
Transactions

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Investment Grade Debt               X                   X
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Investments in Other                X           X
Investment Companies
including Passive Foreign
Investment Companies

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Mortgage-backed Securities,         X
including GNMA Certificates,
Mortgage-backed Bonds

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Municipal Securities                                    X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Non-mortgage Asset-backed
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
PIK (pay-in-kind)                                           X
Debt Securities and
Zero-Coupon Bonds

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Preferred Stocks                    X           X           X            X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Private Placements                                                       X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Real Estate Investment Trusts                                            X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Repurchase Agreements               X           X                        X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Reverse Repurchase Agreements

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Rights and Warrants
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Securities Loans
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Short Sales
(Against the Box)
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
U.S. Government Securities          X                       X            X
------------------------------- ---------- ------------ ----------- -----------

------------------------------- ------------ ------------ ------------ --------
                                Oppenheimer    PIMCO        PIMCO      PIMCO
                                 Capital       Total        Money    Innovation
                                Appreciation   Return       Market    Portfolio
                                 Portfolio    Portfolio    Portfolio
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Brady Bonds                                       X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Collateralized Mortgage              X            X            X
Obligations

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Convertible Securities               X
------------------------------- ------------ ------------ ------------ --------
Depositary Receipts                  X                                     X
------------------------------- ------------ ------------ ------------ --------

Derivatives:



Options                                                                    X

Futures                                           X


------------------------------- ------------ ------------ ------------ --------
Direct Participation in                           X
Corporate Loans
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Dollar Roll Transactions                          X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Foreign Currency Transactions                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Foreign Debt Securities                           X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Foreign Equity Securities            X                                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Forward Commitments,                              X
When-Issued and Delayed
Delivery Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
High Quality Short-term Debt         X            X            X
Obligations including
Bankers' Acceptances,
Commercial Paper,
Certificates of Deposit and

Eurodollar Obligations issued
or guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S. and
Foreign Corporations
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
High Yield/High Risk Debt                         X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Hybrid Instruments
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Illiquid  and Restricted             X            X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Indexed Securities                                                         X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Interest Rate                                     X
Transactions

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Investment Grade Debt                             X            X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Investments in Other
Investment Companies
including Passive Foreign
Investment Companies

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Mortgage-backed Securities,                       X            X
including GNMA Certificates,
Mortgage-backed Bonds

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Municipal Securities                              X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Non-mortgage Asset-backed                         X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
PIK (pay-in-kind)                                 X
Debt Securities and
Zero-Coupon Bonds

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Preferred Stocks                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Private Placements                                                         X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Real Estate Investment Trusts
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Repurchase Agreements                X                                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Reverse Repurchase Agreements

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Rights and Warrants
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Securities Loans
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Short Sales
(Against the Box)
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
U.S. Government Securities           X            X            X
------------------------------- ------------ ------------ ------------ --------

------------------------------- ------------ ------------ ------------
                                 MFS Mid        MFS         Janus
                                Cap Growth    Research    Aggressive
                                Portfolio    International  Growth
                                              Portfolio    Portfolio

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Brady Bonds
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Collateralized Mortgage
Obligations

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Convertible Securities               X            X            X
------------------------------- ------------ ------------ ------------
Depositary Receipts                  X            X            X
------------------------------- ------------ ------------
                                                          ------------
Derivatives:



Options                              X              X          X

Futures                              X              X


------------------------------- ------------ ------------ ------------
Direct Participation in
Corporate Loans
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Dollar Roll Transactions
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Foreign Currency Transactions        X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Foreign Debt Securities              X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Foreign Equity Securities            X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Forward Commitments,                 X            X            X
When-Issued and Delayed
Delivery Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
High Quality Short-term Debt         X            X            X
Obligations including
Bankers' Acceptances,
Commercial Paper,
Certificates of Deposit and

Eurodollar Obligations issued
or guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S. and
Foreign Corporations
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
High Yield/High Risk Debt            X                         X
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Hybrid Instruments                                             X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Illiquid  and Restricted             X            X            X
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Indexed Securities                                X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Interest Rate
Transactions

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Investment Grade Debt                X            X            X
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Investments in Other                 X            X            X
Investment Companies
including Passive Foreign
Investment Companies

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Mortgage-backed Securities,                       X
including GNMA Certificates,
Mortgage-backed Bonds

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Municipal Securities
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Non-mortgage Asset-backed
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
PIK (pay-in-kind)                    X                         X
Debt Securities and
Zero-Coupon Bonds

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Preferred Stocks                     X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Private Placements                   X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Real Estate Investment Trusts                                  X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Repurchase Agreements                X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Reverse Repurchase Agreements

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Rights and Warrants                  X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Securities Loans                     X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Short Sales                          X
(Against the Box)
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
U.S. Government Securities           X            X            X
------------------------------- ------------ ------------ ------------

         Brady Bonds. Brady Bonds are collateralized or uncollaterized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio or mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk, and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-term Debt Obligations including Bankers' Acceptances, Commercial Paper, Certificates of Deposit and Eurodollar Obligations issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P, and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.


         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale.


         If the Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.


     Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.



         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P's, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. . Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage   Asset-backed   Securities.   Non-mortgage   asset-backed
securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.


     Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the Investment Company Act of 1940, as amended. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.



         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e. the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.


     Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.



         Securities Loans. The Portfolio may make secured loans of its portfolio securities. The risks in lending Portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover


         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of BlackRock U.S. Government Income Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Putnam Research Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio and Janus Aggressive Growth Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. BlackRock U.S. Government Income Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Putnam Research Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio and Janus Aggressive Growth Portfolio generally will have annual turnover rates of 100% or more.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager


         Met Investors Advisory Corp. (formerly known as Security First Investment Management Corp.) (the "Manager"), 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.


         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:


-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
BlackRock Equity Portfolio                                     0.65%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
BlackRock U.S. Government Income Portfolio                     0.55%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Quality Bond Portfolio                             0.55% of first $75 million of such assets plus 0.50% of
                                                               such assets over $75 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Small Cap Stock Portfolio                          0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio                           0.60% of first $50 million of such assets plus 0.55% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Select Equity Portfolio                            0.65% of first $50 million of such assets plus 0.60% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan International Equity Portfolio                     0.80% of first $50 million of such assets plus 0.75% of
                                                               such assets over $50 million up to $350 million plus
                                                               0.70% of such assets over $350 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio
                                                               0.70%   of  first
                                                               $200  million  of
                                                               such  assets plus
                                                               0.65%   of   such
                                                               assets  over $200
                                                               million   up   to
                                                               $500 million plus
                                                               0.625%   of  such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Developing Growth Portfolio                        0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income  Portfolio
                                                               0.60%   of  first
                                                               $800  million  of
                                                               such  assets plus
                                                               0.55%   of   such
                                                               assets  over $800
                                                               million  up to $2
                                                               billion      plus
                                                               0.50%   of   such
                                                               assets   over  $2
                                                               billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                     0.70%
                                                               of   first   $200
                                                               million  of  such
                                                               assets plus 0.65%
                                                               of  such   assets
                                                               over $200 million
                                                               up    to     $500
                                                               million      plus
                                                               0.625%   of  such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Firstar Balanced Portfolio                                     1.00%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Firstar Equity Income Portfolio                                1.00%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Firstar Growth & Income Equity Portfolio                      1.00%

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Putnam Research Portfolio                                      0.80% of first $250 million of such assets plus 0.75% of
                                                               such assets over $250 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio                      0.65%
                                                               of   first   $150
                                                               million  of  such
                                                               assets       plus
                                                               0.625%   of  such
                                                               assets  over $150
                                                               million   up   to
                                                               $300 million plus
                                                               0.60%   of   such
                                                               assets  over $300
                                                               million   up   to
                                                               $500 million plus
                                                               0.55%   of   such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Money Market                                             0.40%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Innovation                                               1.05%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Mid Cap Growth Portfolio                                    0.65%
                                                               of   first   $150
                                                               million  of  such
                                                               assets       plus
                                                               0.625%   of  such
                                                               assets  over $150
                                                               million   up   to
                                                               $300 million plus
                                                               0.60%   of   such
                                                               assets  over $300
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80%
                                                               of   first   $200
                                                               million  of  such
                                                               assets plus 0.75%
                                                               of  such   assets
                                                               over $200 million
                                                               up    to     $500
                                                               million      plus
                                                               0.70%   of   such
                                                               assets  over $500
                                                               million  up to $1
                                                               billion      plus
                                                               0.65%   of   such
                                                               assets   over  $1
                                                               billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Janus Aggressive Growth Portfolio                              0.80%
                                                               of   first   $100
                                                               million  of  such
                                                               assets plus 0.75%
                                                               of  such   assets
                                                               over $100 million
                                                               up    to     $500
                                                               million      plus
                                                               0.70%   of   such
                                                               assets  over $500
                                                               million


-------------------------------------------------------------- ----------------------------------------------------------


Expense Limitation Agreement


         In the interest of limiting expenses of each Portfolio until February, 2002 (except for the BlackRock Equity, BlackRock U.S. Government Income, J.P. Morgan Small Cap and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions (other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") are limited to the following respective expense ratios:


Expense Limitation Provisions

------------------------------------------- ---------------------------------
                                            Total Expenses Limited to (% of
Portfolios                                         daily net assets)
------------------------------------------- ---------------------------------

  J.P. Morgan Quality Bond                              0.60%
J.P. Morgan Enhanced Index                               0.65%
J.P. Morgan International Equity                         1.05%
Lord Abbett Bond Debenture                               0.70%
Lord Abbett Mid-Cap Value                                0.95%
Lord Abbett Developing Growth                            0.95%
Lord Abbett Growth & Income                              0.65%
Lord Abbett Growth Opportunities                         0.85%
Firstar Balanced                                         1.10%
Firstar Income Equity                                    1.10%
Firstar Growth & Income Equity                           1.10%
Putnam Research                                          0.85%
Oppenheimer Capital Appreciation                         0.75%
PIMCO Total Return                                       0.65%
PIMCO Money Market                                       0.50%
PIMCO Innovation                                         1.10%
MFS Mid Cap Growth                                       0.80%
MFS Research International                               1.00%
Janus Aggressive Growth                                  0.85%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing th e total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have filed an exemptive application requesting an exemptive order from the Securities and Exchange Commission that will permit the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. The exemptive order would also permit disclosure of fees paid to multiple unaffiliated Advisers of a Portfolio on an aggregate basis only. There is no assurance that the Securities and Exchange Commission will grant the Trust's and the Manager's application.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated, is the Adviser for the J.P. Morgan Quality Bond, J.P. Morgan International Equity, J.P. Morgan Select Equity, J.P. Morgan Enhanced Index and J.P. Morgan Small Cap Stock Portfolios of the Trust. The Adviser and its affiliates had approximately $373 billion under management as of September 30, 2000.


J.P. Morgan Quality Bond Portfolio

o Jay A. Gladieux, Vice President of the Adviser. Mr. Gladieux is a portfolio manager in the U.S. Fixed Income Group. A J.P. Morgan employee for the past three years, he concentrates on broad market strategies. Prior to that, Mr. Gladieux spent 15 years at Morgan Stanley & Co., of which, the last 13 years were in the fixed income division focusing on the mortgage, derivative, and non-dollar businesses.

o James J. Dougherty, Vice President of the Adviser. Mr. Dougherty joined J.P. Morgan in 1986 and is Head of Fixed Income Trading and Strategy Implementation. Prior to his current assignment, Mr. Dougherty was co-Head of the mortgage investment team with primary responsibility for asset backed and commercial mortgage-backed securities investments.


J.P. Morgan Enhanced Index Portfolio

o Nanette Buziak, Vice President of the Adviser. Ms. Buziak is a portfolio manager in the Adviser's Structured Equity Group with responsibility for the daily implementation and maintenance of structured equity portfolios. Prior to joining J.P. Morgan in 1997, Ms. Buziak spent four years at First Marathon America, Inc., where she traded Convertible Bond Arbitrage and Stock Index Arbitrage strategies.

o Timothy J. Devlin, Vice President of the Adviser. Mr. Devlin is a portfolio manager in the Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Devlin was with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies.

o Joseph P. Gill, Vice President of the Adviser. Mr. Gill is a portfolio manager in the Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Gill was a portfolio manager and client adviser at Bank of Tokyo - Mitsubishi Asset Management where he had direct investment and relationship responsibilities.

J.P. Morgan International Equity Portfolio


o Nigel F. Emmett, Vice President of the Adviser. Mr. Emmett is a portfolio manager with the Adviser's International Equity Group. Prior to joining J.P. Morgan in 1997, Mr. Emmett was employed by Brown Brothers Harriman & Co. in New York from 1995 to 1997 and by Gartmore Investment Management and Equitable Life Insurance in London prior to that time.



o Paul Quinsee, Managing Director of the Adviser. Mr. Quinsee, an international equity portfolio manager and Vice-Chairman of the Adviser's International Equity Strategy Group, relocated to the Adviser's New York office in 1996. He joined the Adviser's London office in 1992 as an international portfolio manager.


J.P. Morgan Small Cap Stock Portfolio

o Marian U. Pardo, Managing Director of the Adviser. Ms. Pardo is a portfolio manager and Head of the Adviser's small company investment team. She has been with J.P. Morgan since 1968, having joined the investment management business in 1980 as a research analyst. Ms. Pardo has held a number of positions at J.P. Morgan including managing equity and convertible funds and large- cap equity portfolios for individual clients and institutional investors.


o Alexandra Wells, Vice President of the Adviser. Ms. Wells is a portfolio manager in the Small Cap Equity Group. She joined J.P. Morgan in 1992 initially working as an analyst in the Equity Research department before moving to the Equity and Balanced Group as a portfolio manager in 1995. Ms. Wells transferred to the Adviser's London office in 1997 where she spent a year as a portfolio manager responsible for U.S. equities before joining the Small Cap Equity Group in March, 1998.


J.P. Morgan Select Equity Portfolio

o Thomas M. Luddy, Managing Director of the Adviser. Mr. Luddy is Head of U.S. Equity Research. A J.P. Morgan employee since 1976, Mr. Luddy has held numerous key positions in the firm, including such roles as, Global Head of Equity and Chief Investment Officer. He started as an equity research analyst, becoming a portfolio manager in 1982 and has managed portfolios in his various roles for most of the past 18 years.


o James Russo, Vice President of the Adviser. Mr. Russo is a portfolio manager in the Adviser's Equity Group. A J.P. Morgan employee since 1994, Mr. Russo previously served in the equity research group as an analyst covering consumer cyclical stocks.



LORD, ABBETT & CO. ("Lord Abbett"), 90 Hudson Street, Jersey City, NJ 07302, is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income and Lord Abbett Growth Opportunities of the Trust. Lord Abbett has been an investment manager for 70 years and as of September 30, 2000 managed approximately $34.9 billion in a family of mutual funds and other advisory accounts.


Lord Abbett Bond Debenture Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team, the other senior members of which include Richard Szaro, Michael Goldstein and Thomas Baade. Messrs. Towle and Szaro have been with Lord Abbett since 1988 and 1983, respectively. Mr. Goldstein has been with Lord Abbett since 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997. Mr. Baade joined Lord Abbett in 1998; prior to that he was a credit analyst with Greenwich Street Advisors.



Lord Abbett Mid-Cap Value Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward K. von der Linde, Investment Manager, heads the team, the other senior members are Eileen Banko, Howard Hansen, and David Builder. Both Mr. von der Linde , Ms. Banko, and Mr. Hansen have been with Lord Abbett for more than five years. Mr. Builder joined Lord Abbett in 1998; prior to that he was an analyst at Bear Stearns from 1996 to 1998 and at Weiss, Peck & Greer from 1994 to 1995.



Lord Abbett Developing Growth Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Stephen J. McGruder, Partner of Lord Abbett, heads the team, the other senior members include Lesley-Jane Dixon and Rayna Lesser. Mr. McGruder and Ms. Dixon have been with Lord Abbett since 1995; Ms. Lesser has been with Lord Abbett since 1996. Ms. Lesser joined Lord Abbett directly from Barnard College.



Lord Abbett Growth and Income Portfolio


o Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris and Hudson, Partners of Lord Abbett, have been with Lord Abbett for more than five years. Mr. Salzman joined Lord Abbett in 1997; prior to that he was a Vice President with Mutual of America Capital Corp. from 1996 to 1997, and was a Vice President at Michell Hutchins Asset Management Inc. from 1986 to 1996.



Lord Abbett Growth Opportunities Portfolio

o Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Portfolio's investments. The senior members of the team include Kevin P. Ferguson, Stephen J. McGruder and Frederic D. Ohr . Mr. Ferguson joined Lord Abbett in 1999. From 1992 until 1999, Mr. Ferguson was a Portfolio Manager/Senior Vice President at Lynch & Mayer, Inc. Mr. McGruder, Partner of Lord Abbett, has been with Lord Abbett since 1995. Mr. Ohr joined Lord Abbett in 1998. Before joining Lord Abbett, Mr. Ohr was a Vice President and Senior Analyst with Chase Asset Management from 1991 to 1998.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Lord Abbett Growth Opportunities Portfolio and the Lord Abbett Growth Opportunities Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Lord Abbett, performance information regarding the Lord Abbett Growth Opportunities Fund is presented. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the Lord Abbett Growth Opportunities Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Class A shares on 8/1/95 through 12/31/00 with the Russell Mid Cap Growth Index and the S&P Mid Cap 400 Index. The Russell Mid Cap Growth Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. The S&P 400 Mid Cap Index is an unmanaged market weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/00
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year         Since Inception
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -
Class A shares (with sales charge)

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -
Class A shares (without sales charge)

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Mid Cap Growth Index

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index

------------------------------------------------------------ ------------------ ------------------- ------------------



Firstar Investment Research & Management Company, LLC ("FIRMCO"), Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, is the Adviser to the Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity Portfolios of the Trust. FIRMCO is a subsidiary of Firstar Corporation. As of September 30, 2000, FIRMCO had approximately $30 billion in assets under investment management.


Firstar Balanced Portfolio

o Robert Bernstein, CFA, an Investment Officer of the Adviser, joined Firstar Corporation in 1992 and has over 20 years investment management experience, both as a research analyst and portfolio manager. He is currently a member of the Equity Management Committee.

Firstar Equity Income Portfolio


o Joseph Belew, a Vice President of the Adviser, joined Firstar Corporation in 1979 and has over 21 years investment management experience .



Firstar Growth & Income Equity Portfolio

o Marian Zentmyer, CFA, joined Firstar Corporation as a financial planning and research analyst in 1982 and became an equity fund manager in 1989. She has 21 years of investment management experience and was named Chief Equity Investment Officer of FIRMCO in 1998.


BLACKROCK ADVISORS, INC. ("BlackRock"), 345 Park Avenue, New York, New York, 10154, is the Adviser to the BlackRock Equity and BlackRock U.S. Government Income Portfolios of the Trust. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. which is, in turn, a subsidiary of PNC Bank, N.A. ("PNC")
BlackRock, Inc. is a fully integrated money management firm with global fixed income, equity and cash management capabilities. As of September 30, 2000, BlackRock, Inc. and its subsidiaries managed or administered approximately $191 billion in assets.


BlackRock Equity Portfolio


o R. Andrew Damm, Managing Director. Mr. Damm specializes in large cap growth and core equity products. He is also responsible for risk modeling and quantitative analysis. Prior to joining BlackRock in July, 2000, Mr. Damm was with PNC Asset Management Group. He joined PNC in 1995 as Senior Investment Strategist, responsible for managing the equity portion of balanced portfolios and the asset allocation for PNC's blended portfolio products. Previously he was a portfolio manager with PNC's Investment Management and Trust Division.


BlackRock U.S. Government Income Portfolio


o Scott Amero, Managing Director. Mr. Amero joined BlackRock in 1990 and has been a Managing Director since March, 1998. Mr. Amero is also a member of the Adviser's Investment Strategy Committee and a Vice President for BlackRock's family of closed-end mutual funds and the Smith Barney Adjustable Rate Government Income Fund.


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Center, 34th Floor, New York, New York 10048-0203, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has operated as an investment adviser since January 1960. Oppenheimer (including subsidiaries) managed more than $120 billion in assets as of September 30, 2000, including other Oppenheimer funds with more than 5 million shareholder accounts.

o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Oppenheimer Capital Appreciation Portfolio and the Oppenheimer Capital Appreciation Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Oppenheimer, performance information regarding the Oppenheimer Capital Appreciation Fund is presented. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

The table below compares the Oppenheimer Capital Appreciation Fund's average annual compounded total returns for the 1-,5- and 10-year periods through 12/31/00 with the S & P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

---------------------------------------------------- -----------------------------------------------------------------
                                                                Average Annual Total Return as of 12/31/00
---------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
                                                            1 Year                5 Year                10 Year

---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
Oppenheimer Capital Appreciation Fund - Class A
shares (with sales charge)
---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
Oppenheimer Capital Appreciation Fund - Class A
shares (without sales charge)
---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
 S & P 500 Index

---------------------------------------------------- --------------------- ---------------------- --------------------


PUTNAM INVESTMENT  MANAGEMENT,  LLC ("Putnam"),  One Post Office Square, Boston,
Massachusetts, 02109 is the Adviser to the Putnam Research Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of September 30, 2000, Putnam had approximately $406 billion in assets under investment management.

o                 Putnam's    Global   Equity    Research   Team   has   primary
                  responsibility for the day-to-day management of the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Putnam Research Portfolio and the Putnam Research Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Fund is presented.
Management fees paid by the Putnam Research Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Research Fund, the average annual return during the periods would have been approximately 0.19% lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam
Research Fund, as a percentage of average net asset, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the Putnam Research Fund's average annual compounded total returns for the 1-, 5- and 10- year periods through 12/31/00 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts.
These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Putnam Research Fund -
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Putnam Research Fund -
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index

-------------------------------------------------- ---------------------- ---------------------- ---------------------


PACIFIC INVESTMENT  MANAGEMENT COMPANY LLC ("PIMCO"),  840 Newport Center Drive,
Newport Beach,  California  92660,  is the Adviser to the PIMCO Total Return and
PIMCO Money  Market  Portfolios  of the Trust.  PIMCO is a  subsidiary  of PIMCO
Advisors L.P., which in turn, is controlled by Allianz AG, a European-based, multinational insurance and financial services holding company. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO had approximately $272 billion in assets under arrangement.

PIMCO Total Return Portfolio

o William H. Gross, is a Managing Director, the Chief Investment Officer and a founding partner of PIMCO.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return  Portfolio  and the PIMCO Total Return Fund have substantially similar investment objectives, policies, and strategies. Since the
Portfolio commenced  operations in February 2001, it does not have any operating history.  In order to provide  you with  information  regarding  the  investment capabilities of PIMCO,  performance information regarding the PIMCO Total Return
Fund is presented.  Management fees paid by the PIMCO Total Return Fund are less than the  fees  paid by the  Portfolio.  If the same  level of  management  fees charged to the  Portfolio  had been charged to the PIMCO Total Return Fund,  the average  annual return during the periods  would have been  approximately  0.25%
lower than the numbers set forth  below.  This result  assumes  that the current management  fee paid by the PIMCO Total Return Fund,  as a percentage of average net assets,  applied to all prior periods.  Such performance  information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-,5- and 10-year periods through 12/31/00 with the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond
Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year.
An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Total Return Fund -
Institutional shares

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Brothers Aggregate Bond Index

-------------------------------------------------- ----------------------- ---------------------- --------------------


PIMCO Money Market Portfolio

o Paul A. McCulley, Managing Director. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining
                  PIMCO, Mr. McCulley was associated with Warburg Dillion Reed as a Managing Director from 1992 to 1999 and Head of Economic and Strategy Research for the Americas from 1995 to 1999, where he managed macro research world-wide.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Money Market  Portfolio  and the PIMCO Money Market Fund have substantially similar investment objectives, policies, and strategies. Since the
Portfolio commenced  operations in February 2001, it does not have any operating history.  In order to provide  you with  information  regarding  the  investment capabilities of PIMCO,  performance information regarding the PIMCO Money Market
Fund is presented.  Management fees paid by the PIMCO Money Market Fund are less than the  fees  paid by the  Portfolio.  If the same  level of  management  fees charged to the  Portfolio  had been charged to the PIMCO Money Market Fund,  the average  annual return during the periods  would have been  approximately  0.35%
lower than the numbers set forth  below.  This result  assumes  that the current management  fee paid by the PIMCO Money Market Fund,  as a percentage of average net assets,  applied to all prior periods.  Such performance  information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the PIMCO Money Market Fund's average annual compounded total returns for the 1- and 5- year periods and since inception of the Institutional shares on 3/1/91 through 12/31/00 with Salomon 3-Month
Treasury Bill Index. This Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.
An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Money Market Fund -
Institutional shares

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Salomon 3-Month Treasury Bill

                                                                                                 *
-------------------------------------------------- ---------------------- ---------------------- ---------------------
*From 2/28/91

PIMCO Equity  Advisors,  a division of PIMCO Advisors L.P.  ("PIMCO  Advisors"),
1345 Avenue of the Americas, 50th Floor, New York, New York 10105 is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO
Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors had approximately $260 billion in assets under management.

o Dennis P. McKechnie, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Columbus Circle Investors, formerly a subsidiary of PIMCO Advisors.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Innovation Portfolio and the PIMCO Innovation Fund have substantially similar investment objectives, policies, and strategies. Since the portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO
Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be approximately 0.40% lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net asset, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/00 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovations Fund -
Institutional shares

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index

                                                                                                 *
-------------------------------------------------- ---------------------- ---------------------- ---------------------
*From ____/94


MASSACHUSETTS  FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street,  Boston,
Massachusetts  02116,  is the Adviser to the MFS Mid Cap Growth and MFS Research
International Portfolios of the Trust. MFS is American's oldest mutual fund organization. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts
Investors Trust. Net assets under the management of the MFS organization were approximately $157.71 billion as of September 30, 2000.

MFS Mid Cap Growth Portfolio

o Mark Regan, Senior Vice President of the Adviser. Mr. Regan has been employed in the investment management area of the Adviser since 1989.

o David E. Sette-Ducati, Vice President of the Adviser. Mr. Sette-Ducati has been employed in the investment management area of the Adviser since 1995.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The MFS Mid Cap Growth  Portfolio  and the MFS Mid Cap Growth Fund have substantially similar investment objectives, policies, and strategies. Since the
Portfolio commenced  operations in February 2001, it does not have any operating
history.  In  order  to  provide  you  with  information   regarding  investment
capabilities of MFS,  performance  information  regarding the MFS Mid Cap Growth
Fund is presented.  Such performance information should not be relied upon as an indication of the future performance of the Portfolio.

         The table below compares the MFS Mid Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and from inception on 12/1/93 through 12/31/00 with the Russell Mid Cap Growth Index. The
Russell Mid Cap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index.
The Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses.
It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- ----------------------------------------------------------------------------
                                                                   Average Annual Total Return as of 12/31/00

-------------------------------------------------- ----------------------------------------------------------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
                                                           1 Year                  5 Year                Since Inception
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
MFS Mid Cap Growth Fund -
Class A shares (with sales charge)

-------------------------------------------------- ----------------------- ----------------------- ----------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
MFS Mid Cap Growth Fund -
Class A shares (without sales charge)

-------------------------------------------------- ----------------------- ----------------------- ----------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
Russell Mid Cap Growth Index

-------------------------------------------------- ----------------------- ----------------------- ----------------------------



MFS Research International Portfolio

o The Portfolio is managed by a committee of investment research analysts under the general supervision of David A. Antonelli, Senior Vice President and the Director of International Equity Research. Mr. Antonelli has been employed in the investment management area of MFS since 1991.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The  MFS  Research   International   Portfolio  and  the  MFS  Research
International Fund have substantially similar investment  objectives,  policies, and strategies.  Since the Portfolio  commenced  operations in February 2001, it does not have any operating  history.  In order to provide you with  information regarding investment  capabilities of MFS, performance information regarding the
MFS Research  International  Fund is  presented.  Such  performance  information should not be relied  upon as an  indication  of the future  performance  on the
Portfolio.

         The table below compares the MFS Research International Fund's average annual compounded total returns for the one year period and from inception on 1/2/97 through 12/31/00 with the MSCI EAFE Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
                                                                1 Year                       Since Inception
-------------------------------------------------- --------------------------------- ---------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
MFS Research International Fund -
Class A shares (with sales charge)
-------------------------------------------------- --------------------------------- ---------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
MFS Research International Fund -
Class A shares (without sales charge)
-------------------------------------------------- --------------------------------- ---------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
MSCI EAFE Index

-------------------------------------------------- --------------------------------- ---------------------------------

         JANUS CAPITAL  CORPORATION,  ("JANUS"),  100 Fillmore  Street,  Denver,
Colorado 80206-4928,  is the Adviser to the Janus Aggressive Growth Portfolio of
the Trust.  Janus  began  serving as  investment  adviser in 1970 and  currently serves as investment  adviser to all of the Janus funds, acts as sub-adviser for a number of  private-label  mutual funds and provides  separate account advisory
services  for  institutional  accounts.   Janus  is  a  subsidiary  of  Stilwell
Financial,  Inc. As of September 30, 2000, Janus managed approximately $307.6 in assets.

o Claire Young, Executive Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. She previously served as an assistant portfolio manager of Janus Growth and Income Fund and Janus Twenty Fund. Ms. Young joined Janus in January, 1992.


         The Janus Aggressive Growth Portfolio and the Janus Olympus Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Janus, performance information regarding the Janus Olympus Fund is presented. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the Janus Olympus Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/00 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts.
These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Janus Olympus Fund

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index

-------------------------------------------------- ---------------------- ---------------------- ---------------------

YOUR INVESTMENT

Shareholder Information

         The separate accounts of MetLife are the record owner of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner or Plan participant. The legal rights of you, the Contract owner or Plan participant, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from the Contract owners or Plan participants when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners and Plan participants. Please see "Voting Rights" in the prospectus for the Contracts or Plans accompanying this Prospectus for more information on your voting rights.

Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once (except in the case of the PIMCO Money Market Portfolio whose dividends are declared daily and paid monthly) a year and not to you, the Contract owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract or Plan prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and to qualified pension and retirement plans. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the respective prospectuses for the Contracts.


         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectuses for the Contracts.


         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares


         The Trust does not sell its shares directly to the public. The Trust continuously sells shares of each Portfolio only to the separate accounts of MetLife and to qualified pension and profit-sharing plans. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.


Purchase and Redemption of Shares


         MetLife Investors Distribution Company, is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

     Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Plans or Contracts, as described in the product prospectus.)


Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the Exchange is open.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for the assets of the PIMCO Money Market Portfolio and other Portfolios' money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees.

         The assets of the PIMCO Money Market Portfolio are valued on a basis (amortized cost) designed to maintain the net asset value at $1.00 per share. Money market instruments of the Trust's other Portfolios maturing in 60 days or less, are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS


         The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information with respect to the Portfolios other than BlackRock Equity Portfolio and BlackRock U.S.
Government Income Portfolio for the years or periods ended on or prior to December 31, 1999 has been audited by KPMG LLP, whose report, along with each Portfolio's financial statements, is included in the Annual Report of Cova Series Trust (the funds of which are predecessors of the Portfolios), which is available upon request. The information for the six-month period ended June 30, 2000 is unaudited and is included in Cova Series Trust's Semi-Annual Report, which is available upon request. The information with respect to BlackRock Equity Portfolio and BlackRock U.S. Government Income Portfolio for the years ended July 31, 1999 and July 31, 2000 has been audited by Deloitte & Touche LLP. For the years 1996 through 1998, other independent accountants have audited this information. Deloitte & Touche LLP's report, along with each Portfolio's financial statements, is included in the Annual Report of Security First Trust (the funds of which are predecessors of the Portfolios), which is available upon request.

BlackRock Equity Portfolio*

                                                                      FOR THE YEARS ENDED JULY 31,
                                             2000              1999               1998               1997              1996
Operating performance:
Net asset value at beginning of year....     $8.54              $8.57              $8.18             $6.05              $5.70
Net investment income................        $.02              $0.06              $.07               $.09              $.10
Net realized and unrealized gains
(losses) on
Investments..........................        $.68              $1.42              $1.04             $2.60              $.46
Total income/(loss) from investment
operations...........................        $.70              $1.48              $1.11             $2.69              $.56
Distributions:
Dividends from net investment income....    (.05)              (.07)              (.08)             (.11)              (.05)
Distributions from realized capital
gains................................       (.26)               (1.44)              (.64)             (.45)              (.16)
Total distributions..................       (.31)               (1.51)              (.72)             (.56)              (.21)
Net asset value at, end of year......       $8.93              $8.54              $8.57             $8.18              $6.05
Total return(1)......................       8.20%             17.27%             13.57%             44.46%             9.82%
Ratios to average net assets/
supplemental data:
Ratio of operating expenses to
average net assets ..................        .80%              .81%               .91%+             1.00%+             1.00%
Ratio of net investment income to
average net assets...................        .31%              .72%               .86%+             1.56%+             2.24%
Ratio of net expenses to average net
assets ..............................
Portfolio turnover rate..............        83%                23%                87%               55%                88%
Net assets, end of year..............    $59,015,427        $58,313,162        $54,803,152       $47,571,469        $20,701,776


         * On  February  5,  2001,  the  Portfolio  received,  through a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the BlackRock  Equity  Series,  a portfolio of Security
         First  Trust,  that  followed  the  same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor  BlackRock  Equity  Series whose fiscal year ends were July
         31.

         (1) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

         + The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .98% and .81% and 1.05% and 1.51% for 1998 and 1997 respectively.





BlackRock U.S. Government Income Portfolio*

                                                                     FOR THE YEARS ENDED JULY 31,
                                             2000              1999               1998              1997              1996
Operating performance:
Net asset value at beginning of year...      $5.10              $5.45             $5.36             $5.15             $5.13
Net investment income................        $.30              $.30               $.27              $.23              $.18
Net realized and unrealized gains
(losses) on investments..............       $(.01)            $(.24)              $.06              $.20              $.04
Total increase/(loss) from
investment operations................        $.29              $.06               $.33              $.43              $.22
Distributions:
Dividends from net investment income...      (.29)              (.31)             (.24)             (.22)             (.19)
Distributions from realized capital
gains........................................---                 (.10)              ---               ---              (.01)
Total distributions.........................(.29)                (.41)             (.24)             (.22)             (.20)
Net asset value, end of
Year.................................       $5.10              $5.10             $5.45             $5.36             $5.15
Total return(1)......................       5.69%              1.10%             6.16%             8.35%             4.29%
Ratios to average net assets/
supplemental data:

Ratio of operating expenses to
average net assets ..................        .71%              .71%              .66%+             .70%+              .70%
Ratio of net investment income to
average net assets...................       5.85%              5.37%             5.53%+            5.68%+            5.38%

Portfolio turnover rate..............        159%              307%               103%              62%               148%
Net assets, end of year..............    $32,520,049        $32,312,549       $34,090,919       $28,889,460       $14,888,824


         * On  February  5,  2001,  the  Portfolio  received,  through a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the BlackRock U.S. Government Income Series, a portfolio of Security First Trust, that followed the same investment objective as the Portfolio.  The  information for each of the periods is that of the predecessor  BlackRock U.S.  Government Income Series whose fiscal year ends were July 31.

         (1) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

         + The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .90% and 5.27% and 1.04% and 5.34% for 1998 and 1997 respectively.





J.P. Morgan Quality Bond Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                          Six Months                                               For the period from May 1,
                                        Ended June 30,                                                1996 (date of initial
                                              2000                                                     public offering) to
                                          (Unaudited)                                                   December 31, 1996
                                                              1999         1998          1997

NET ASSET VALUE, BEGINNING OF PERIOD..       $10.669         $11.020       $10.405      $10.082                $9.897
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.386           0.459         0.490        0.446                 0.459
Net realized and unrealized gains
(losses)..............................      (0.001)         (0.631)        0.365        0.452                 0.102
TOTAL FROM INVESTMENT OPERATIONS......       0.385          (0.172)        0.855        0.898                 0.561

DISTRIBUTIONS:
Dividends from net investment income....    (0.647)         (0.119)       (0.240)      (0.531)               (0.376)
Dividends from net realized gains.......      ---           (0.060)         ---        (0.044)                 ---
TOTAL DISTRIBUTIONS...                      (0.647)         (0.179)       (0.240)      (0.575)               (0.376)
NET ASSET VALUE, END OF PERIOD........      $10.407         $10.669       $11.020      $10.405               $10.082
TOTAL RETURN..........................       3.65%+         (1.54)%        8.37%        9.06%                 5.68%+

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions).............................       $91.4           $95.6         $45.8        $18.6                  $5.8
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................      0.63%++          0.64%         0.65%        0.65%                0.65%++
Net investment income.................      6.47%++          5.67%         5.59%        5.92%                5.94%++
PORTFOLIO TURNOVER RATE...............     135.5%+          369.5%       255.4%        163.7%               181.3%+

(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                         0.72%++          0.71%         0.86%        1.08%                1.52%++
Ratio of Net Investment Income to
Average Net Assets:
                                            6.38%++          5.60%         5.38%        5.49%                5.07%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Quality Bond  Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Quality Bond Portfolio.

+        Non-annualized

++       Annualized

(1)      Amount is less than 0.00%






J.P. Morgan Small Cap Stock Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                          Six Months                                               For the period from May 1,
                                             Ended                                                    1996 (date of initial
                                         June 30, 2000                                                 public offering) to
                                          (Unaudited)                                                   December 31, 1996
                                                              1999         1998          1997
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $17.269         $11.982       $13.105      $10.922               $10.512
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME.................
                                             0.000+          0.015         0.051        0.057                 0.057
Net realized and unrealized gains
(losses)..............................       0.119           5.307        (0.722)       2.217                 0.843
TOTAL FROM INVESTMENT OPERATIONS......       0.119           5.322        (0.671)       2.274                 0.900

DISTRIBUTIONS:
Dividends from net investment income....     ---+          (0.035)       (0.017)      (0.055)               (0.055)
Dividends from net realized gains.......   (0.688)           ---         (0.435)      (0.036)               (0.435)
TOTAL DISTRIBUTIONS.....................   (0.688)          (0.035)       (0.452)      (0.091)               (0.490)
NET ASSET VALUE, END OF PERIOD........     $16.700         $17.269       $11.982      $13.105               $10.922
TOTAL RETURN..........................      0.80%++          44.56%       (5.40)%       20.89%               8.65%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $113.2          $109.3        $78.2        $59.8                 $14.7
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      1.03%+++         1.05%         0.95%        0.95%                0.95%+++
Net investment income.................    0.00%+++(1)        0.11%         0.45%        0.56%                0.87%+++
PORTFOLIO TURNOVER RATE...............     5.74%++          123.5%        62.4%        79.1%                102.4%++
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            1.09%         1.12%        1.39%                2.68%+++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.07%         0.28%        0.12%               (0.86%)+++



*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Small  Cap Stock  Portfolio,  a  portfolio  of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Small Cap Stock Portfolio.

+        Less than $.0005 per share

++       Non-annualized

+++      Annualized

(1)      Amount is less than 0.00%

N/A      Not Applicable






J.P. Morgan Enhanced Index Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                          Six Months                                               For the period from May 1,
                                             Ended                                                    1996 (date of initial
                                         June 30, 2000                                                 public offering) to
                                          (Unaudited)                                                   December 31, 1996
                                                              1999         1998          1997

NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $20.675         $18.115       $13.845      $11.112               $10.003
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.055           0.105         0.098        0.113                 0.124
Net realized and unrealized gains
(losses)..............................      (0.507)          3.057         4.357        3.560                 1.304
TOTAL FROM INVESTMENT OPERATIONS......     (0.452)          3.162         4.455        3.673                 1.428
DISTRIBUTIONS:
Dividends from net investment income...    (0.125)         (0.026)       (0.043)      (0.118)               (0.122)
Distributions from net realized gains..    (1.554)         (0.576)       (0.142)      (0.822)               (0.197)
TOTAL DISTRIBUTIONS....................    (1.679)         (0.602)       (0.185)      (0.940)               (0.319)
NET ASSET VALUE, END OF PERIOD........     $18.544         $20.675       $18.115      $13.845               $11.112
TOTAL RETURN..........................      (2.15%)+         17.64%       32.31%        33.25%               14.35%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $276.3          $263.1       $103.8        $32.3                 $16.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      0.74%++          0.75%         0.75%        0.75%                0.75%++
Net investment income.................      0.71%++          0.75%         0.77%        0.99%                1.56%++
PORTFOLIO TURNOVER RATE...............       30.1%+          63.2%         62.4%        59.5%                 35.5%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            0.76%         0.94%        1.08%                1.23%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.74%         0.58%        0.66%                1.08%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Large  Cap Stock  Portfolio,  a  portfolio  of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Large Cap Stock Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan Select Equity Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        Six Months Ended                                           For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                                                                                        December 31, 1996
                                                              1999         1998          1997

NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $16.112         $16.076       $13.966      $10.742               $10.084
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.034           0.074         0.091        0.078                 0.081
Net realized and unrealized gains
(losses)..............................      (0.197)          1.451         2.983        3.294                 0.771
TOTAL FROM INVESTMENT OPERATIONS......      (0.163)          1.525         3.074        3.372                 0.852
DISTRIBUTIONS:
Dividends from net investment income...     (0.079)         (0.043)       (0.046)      (0.077)               (0.081)
Distributions from net realized gains....   (1.053)         (1.446)       (0.918)      (0.071)               (0.113)
TOTAL DISTRIBUTIONS.....................    (1.132)         (1.489)       (0.964)      (0.148)               (0.194)
NET ASSET VALUE, END OF PERIOD........      $14.817         $16.112       $16.076      $13.966               $10.742
TOTAL RETURN..........................      (0.97%)+         9.71%        22.56%        31.55%                8.52%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $245.9          $249.7       $197.8        $106.9                $23.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      0.76%++          0.77%         0.78%        0.83%                0.85%++
Net investment income.................      0.46%++          0.55%         0.68%        0.81%                1.35%++
PORTFOLIO TURNOVER RATE...............       4.6%+           133.8%       182.9%        134.8%               123.9%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to

Average Net Assets:                           N/A             N/A          0.86%        1.00%                1.70%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A             N/A          0.60%        0.64%                0.50%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Select Equity Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Select Equity Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan International Equity Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        Six Months Ended                                           For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                                                                                        December 31, 1996
                                                              1999         1998          1997
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $16.225         $12.857       $11.472      $10.959               $10.215
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.056           0.083         0.117        0.122                 0.096
Net realized and unrealized gains
(losses)..............................      (0.723)          3.534         1.491        0.539                 0.755
TOTAL FROM INVESTMENT OPERATIONS......      (0.667)          3.617         1.608        0.661                 0.851
DISTRIBUTIONS:
Dividends from net investment income....    (0.066)         (0.068)       (0.220)      (0.137)               (0.086)
Distributions from net realized gains..     (0.962)         (0.181)       (0.003)      (0.011)               (0.021)
TOTAL DISTRIBUTIONS....................     (1.028)         (0.249)       (0.223)      (0.148)               (0.107)
NET ASSET VALUE, END OF PERIOD.......       $14.530         $16.225       $12.857      $11.472               $10.959
TOTAL RETURN..........................      (4.08%)+         28.52%       14.07%        5.96%                 8.44%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $137.7          $138.1       $104.5        $68.8                 $15.6
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      1.15%++          1.10%         0.91%        0.95%                0.95%++
Net investment income.................      0.80%++          0.62%         0.97%        1.35%                1.43%++
PORTFOLIO TURNOVER RATE...............      56.3%+          82.8%         74.0%        74.1%                 48.2%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            1.15%         1.09%        1.53%                3.80%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.57%         0.79%        0.77%               (1.42%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the International Equity Portfolio,  a portfolio of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor International Equity Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






Lord Abbett Bond Debenture Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        Six Months Ended                                           For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                                                                                        December 31, 1996
                                                              1999         1998          1997
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $12.475         $12.381       $12.112      $10.970               $10.098
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.509           0.710         0.682        0.544                 0.345
Net realized and unrealized gains
(losses)..............................      (0.333)         (0.293)        0.072        1.147                 0.949
TOTAL FROM INVESTMENT OPERATIONS......      0.176           0.417         0.754        1.691                 1.294
DISTRIBUTIONS:
Dividends from net investment income...     (0.832)         (0.244)       (0.349)      (0.549)               (0.342)
Distributions from net realized gains...      ----          (0.079)       (0.136)        ----                (0.080)
TOTAL DISTRIBUTIONS....................     (0.832)         (0.323)       (0.485)      (0.549)               (0.422)
NET ASSET VALUE, END OF PERIOD........      $11.819         $12.475       $12.381      $12.112               $10.970
TOTAL RETURN..........................       1.47%+          3.40%         6.26%        15.63%               12.89%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $165.2          $170.2       $120.0        $55.4                  $7.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................      0.85%++          0.85%         0.85%        0.85%                0.85%++
Net investment income.................      8.01%++          6.74%         6.58%        6.68%                7.26%++
PORTFOLIO TURNOVER RATE...............       34.7%+          46.7%         84.7%        100.3%                58.1%+

(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                         0.87%++          0.86%         0.93%        1.07%                2.05%++
Ratio of Net Investment Income to
Average Net Assets:
                                            7.99%++          6.73%         6.50%        6.46%                6.06%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The information for each of the periods is that of the predecessor Bond
         Debenture Portfolio.

+        Non-annualized

++       Annualized






Lord Abbett Mid-Cap Value Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                       For the period from
                                                         Six months ended                                August 20, 1997
                                                          June 30, 2000                                  (Commencement of
                                                           (unaudited)                               operations) to December
                                                                               1999         1998             31, 1997
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.168          $10.583     $10.481             $10.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................        0.028            0.042       0.032               0.010
Net realized and unrealized gains (losses)............        1.956            0.557       0.087               0.481
TOTAL FROM INVESTMENT OPERATIONS......................        1.984            0.599       0.119               0.491
DISTRIBUTIONS:
Dividends from net investment income.........................(0.039)          (0.014)     (0.017)             (0.010)
Distributions from net realized gains........................(0.082)           ----         ----               ----
TOTAL DISTRIBUTIONS..........................................(0.121)          (0.014)     (0.017)             (0.010)
NET ASSET VALUE, END OF PERIOD........................       $13.031          $11.168     $10.583             $10.481
TOTAL RETURN..........................................       17.72%+           5.71%       1.11%              4.90%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............        $39.0            $29.4       $18.3               $2.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.30%++           1.25%       1.10%              1.10%++
Net investment income.................................       0.58%++           0.50%       0.44%              0.97%++
PORTFOLIO TURNOVER RATE...............................        47.8%+           64.3%       41.0%               1.5%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.31%++         1.41%        1.68%             8.41%++
Ratio of Net Investment Income to Average Net Assets:
                                                                0.57%++         0.34%       (0.14%)           (6.34%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Mid-Cap Value Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Mid-Cap Value Portfolio.

+        Non-annualized

++       Annualized

Lord Abbett Developing Growth Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                       For the period from
                                                         Six months ended                                August 20, 1997
                                                          June 30, 2000                                  (Commencement of
                                                           (unaudited)                               operations) to December
                                                                                                             31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $14.885          $11.241     $10.549             $10.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................       (0.041)          (0.073)     (0.025)              0.002
Net realized and unrealized gains (losses)............       (1.734)           3.717       0.723               0.549
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (1.775)           3.644       0.698               0.551
DISTRIBUTIONS:
Dividends from net investment income.......................... ----            ----         ----              (0.002)
Distributions from net realized gains........................(0.673)           ----       (0.006)              ----
TOTAL DISTRIBUTIONS..........................................(0.673)           ----       (0.006)             (0.002)
NET ASSET VALUE, END OF PERIOD........................       $12.437          $14.885     $11.241             $10.549
TOTAL RETURN..........................................      (11.78%)+         32.47%+      6.60%              5.52%*
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............        $40.8            $33.6       $15.9               $1.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.23%++           1.15%       1.00%              1.00%++
Net investment income.................................      (0.71%)++         (0.73%)     (0.47%)             0.18%++
PORTFOLIO TURNOVER RATE...............................        26.0%+           53.2%       18.7%               9.1%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.23%++         1.34%        1.70%             9.00%++
Ratio of Net Investment Income to Average Net Assets:
                                                               (0.71%)++       (0.92%)      (1.17%)           (7.82%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the  Developing  Growth  Portfolio,  a portfolio of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Developing Growth Portfolio.

+        Non-annualized

++       Annualized


Lord Abbett Growth and Income Portfolio*

                                                                                        For the period from January
                                                                                          8, 1999 (Commencement of

                                                            Six months ended June 30,          operations) to
                                                                       2000                   December 31, 1999
                                                                   (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                     $24.071                       $21.603
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................            0.173                         0.274
Net realized and unrealized gains (losses)................           (0.688)                        2.194
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                     (0.515)                        2.468
DISTRIBUTIONS:
Dividends from net investment income..........................       (0.283)                        ----
Distributions from net realized gains.........................       (0.393)                        ----
TOTAL DISTRIBUTIONS...........................................       (0.676)                        ----
NET ASSET VALUE, END OF PERIOD............................           $22.880                       $24.071
TOTAL RETURN..............................................           (2.17%)+                      11.38%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................            $839.4                       $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................           0.70%++                       0.70%++
Net investment income.....................................           1.43%++                       1.24%++
PORTFOLIO TURNOVER RATE...................................            28.6%+                       70.8%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                       N/A                           N/A
Ratio of Net Investment Income to Average Net Assets:
                                                                       N/A                           N/A

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust,  that followed the same  investment  objective as the Portfolio.  The  information for each of the periods is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable


Firstar Balanced Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                     For the period from July

                                                         Six months ended                            1, 1997 (Commencement of
                                                          June 30, 2000                              operations) to December
                                                           (unaudited)                                       31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.858          $11.398     $10.389             $10.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................        0.135            0.232       0.223               0.123
Net realized and unrealized gains/(losses)............       (0.136)           0.581       1.152               0.477
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (0.001)           0.813       1.375               0.600
DISTRIBUTIONS:
Dividends from net investment income.........................(0.001)          (0.233)     (0.222)             (0.124)
Distributions from net realized gains........................(0.080)          (0.120)     (0.144)             (0.087)
TOTAL DISTRIBUTIONS..........................................(0.081)          (0.353)     (0.366)             (0.211)
NET ASSET VALUE, END OF PERIOD........................       $11.776          $11.858     $11.398             $10.389
TOTAL RETURN..........................................        0.01%+           7.14%       13.31%             6.01%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............         $9.9            $9.7         $4.6               $1.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.10%++           1.10%       1.10%              1.10%++
Net investment income.................................       2.36%++           2.52%       2.54%              2.74%++
PORTFOLIO TURNOVER RATE...............................        23.3%+           27.4%       36.0%              13.6%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.82%++         2.06%        3.08%             3.81%++
Ratio of Net Investment Income to Average Net Assets:
                                                                1.64%++         1.56%        0.56%             0.03%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the  Balanced  Portfolio,  a  portfolio  of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Balanced Portfolio.

+        Non-annualized

++       Annualized






Firstar Equity Income Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                     For the period from July

                                                        Six months ended                             1, 1997 (Commencement of
                                                          June 30, 2000                              operations) to December
                                                           (unaudited)                                       31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.169          $11.626     $11.047             $10.000
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.................................        0.093            0.194       0.167               0.074
Net realized and unrealized gains (losses)............       (0.439)           0.107       0.862               1.192
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (0.346)           0.301       1.029               1.266
DISTRIBUTIONS:
Dividends from net investment income.........................(0.002)          (0.190)     (0.167)             (0.074)
Distributions from net realized gains......................... ----           (0.568)     (0.283)             (0.145)
TOTAL DISTRIBUTIONS..........................................(0.002)          (0.758)     (0.450)             (0.219)
NET ASSET VALUE, END OF PERIOD........................       $10.821          $11.169     $11.626             $11.047
TOTAL RETURN..........................................       (3.11%)+          2.51%       9.35%              12.69%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............         $6.9            $7.0         $4.7               $1.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.10%++           1.10%       1.10%              1.10%++
Net investment income.................................       1.75%++           1.85%       1.79%              1.65%++
PORTFOLIO TURNOVER RATE...............................        27.4%+           58.8%       79.4%              17.9%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                               2.12%++         2.23%        2.69%             3.58%++
Ratio of Net Investment Income to Average Net Assets:
                                                               0.73%++         0.72%        0.20%            (0.83%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Equity Income Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Equity Income Portfolio.

+        Non-annualized

++       Annualized






Firstar Growth & Income Equity Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                     For the period from July

                                                             Six months                              1, 1997 (Commencement of
                                                            ended 6/30/00                            operations) to December
                                                             (unaudited)                                     31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                               $13.788        $11.995     $10.710             $10.000
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................      0.019          0.049       0.057               0.033
Net realized and unrealized gains (losses)................     (0.255)         1.890       1.538               0.793
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                               (0.236)         1.939       1.595               0.826
DISTRIBUTIONS:
Dividends from net investment income..........................   ----         (0.049)     (0.058)             (0.032)
Distributions from net realized gains......................... (0.192)        (0.097)     (0.252)             (0.084)
TOTAL DISTRIBUTIONS........................................... (0.192)        (0.146)     (0.310)             (0.116)
NET ASSET VALUE, END OF PERIOD............................     $13.360        $13.788     $11.995             $10.710
TOTAL RETURN..............................................     (1.72%)+       16.17%       14.95%             8.26%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................      $16.4          $16.4        $9.1               $2.4
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................     1.10%++         1.10%       1.10%              1.10%++
Net investment income.....................................     0.29%++         0.45%       0.65%              0.87%++
PORTFOLIO TURNOVER RATE...................................      32.7%+         37.8%       57.5%              18.1%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                               1.51%++         1.59%       2.00%              3.51%++
Ratio of Net Investment Income to Average Net Assets:
                                                              (0.12%)++       (0.04%)     (0.25%)            (1.54%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Growth & Income  Equity  Portfolio,  a portfolio of
         Cova Series Trust,  that followed the same investment  objective as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Growth & Income Equity Portfolio.

+        Non-annualized

++       Annualized

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust

                                 1-800-848-3854

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.


                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                           BlackRock Equity Portfolio

                   BlackRock U.S. Government Income Portfolio

                       J.P. Morgan Quality Bond Portfolio

                      J.P. Morgan Small Cap Stock Portfolio

                      J.P. Morgan Enhanced Index Portfolio

                       J.P. Morgan Select Equity Portfolio

                   J.P. Morgan International Equity Portfolio

                      Lord Abbett Bond Debenture Portfolio

                       Lord Abbett Mid-Cap Value Portfolio

                     Lord Abbett Developing Growth Portfolio

                     Lord Abbett Growth and Income Portfolio

                   Lord Abbett Growth Opportunities Portfolio

                           Firstar Balanced Portfolio

                         Firstar Equity Income Portfolio

                    Firstar Growth & Income Equity Portfolio

                            Putnam Research Portfolio

                   Oppenheimer Capital Appreciation Portfolio

                          PIMCO Total Return Portfolio

                          PIMCO Money Market Portfolio

                           PIMCO Innovation Portfolio

                          MFS Mid Cap Growth Portfolio

                      MFS Research International Portfolio

                        Janus Aggressive Growth Portfolio

                                 Class B Shares

                                   Prospectus


                                February[ ], 2001


     Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

                                                                    Page



INTRODUCTION........................................................3
         Understanding the Trust....................................3
         Understanding the Portfolios...............................3
THE PORTFOLIOS......................................................6
         Investment Summary.........................................6

                  BlackRock Equity Portfolio........................8
                  BlackRock U.S. Government Income Portfolio.......11
                  J.P. Morgan Quality Bond Portfolio...............15
                  J.P. Morgan Small Cap Stock Portfolio............20
                  J.P. Morgan Enhanced Index Portfolio.............23
                  J.P. Morgan Select Equity Portfolio..............26
                  J.P. Morgan International Equity Portfolio.......29
                  Lord Abbett Bond Debenture Portfolio.............32
                  Lord Abbett Mid-Cap Value Portfolio..............36
                  Lord Abbett Developing Growth Portfolio..........39
                  Lord Abbett Growth and Income Portfolio..........42
                  Lord Abbett Growth Opportunities Portfolio.......45
                  Firstar Balanced Portfolio..................... 47
                  Firstar Equity Income Portfolio................ 52
                  Firstar Growth & Income Equity Portfolio....... 55
                   Putnam Research Portfolio......................58
                  Oppenheimer Capital Appreciation Portfolio.......60
                  PIMCO Total Return Portfolio.....................62
                  PIMCO Money Market Portfolio.....................65
                  PIMCO Innovation Portfolio.......................68
                  MFS Mid Cap Growth Portfolio.....................70
                  MFS Research International Portfolio.............72
                  Janus Aggressive Growth Portfolio................75
         Additional Investment Strategies........................ 81
         Management.............................................. 96
                  The Manager.................................... 96
                  The Advisers................................... 99
                  Distribution Plans............................ 112
YOUR INVESTMENT................................................. 113
         Shareholder Information................................ 113
         Dividends, Distributions and Taxes..................... 113
         Sales and Purchases of Shares.......................... 114
FINANCIAL HIGHLIGHTS............................................ 116
FOR MORE INFORMATION............................................ 145

INTRODUCTION

         Understanding the Trust


         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-three managed investment portfolios or mutual funds (the "Portfolios"). Each of these Portfolios has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract


         Shares of these Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts ("Contracts") and to qualified pension and profit sharing plans (each a "Plan, collectively the Plans").


         As a Contract owner or Plan participant, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract or Plan.

         A particular Portfolio of the Trust may not be available under the Contract or Plan you have chosen. The prospectus or disclosure document for the Contract or Plan shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contract or Plan prospectus that accompanies this Prospectus for a detailed explanation of your Contract or Plan.]

         Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.


         Each of the twenty-three Portfolios of the Trust falls into one of four categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.


Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Balanced Funds

         Balanced funds are generally "middle-of-the-road" investments that seek to provide some combination of growth, income, and conservation of capital by investing in a mix of stocks, bonds, and/or money market instruments. Because the prices of stocks and bonds do not tend to move in lockstep, balanced funds are able to use rewards from one type of investment to help offset the risks from another.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Money Market Funds

         Money market funds try (although there is no assurance that they will be successful) to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss.


Before you choose a Portfolio, please consider...

                                                                                                                        Higher
                                                                                                                        Risk/Reward

All of the Portfolios involve risk, but there is also the                                  PIMCO Innovation Portfolio
potential for reward.  You can lose money - and you can make                    J.P. Morgan Small Cap Stock Portfolio
money.  The Portfolios are structured so that each offers a                         Janus Aggressive Growth Portfolio
different degree of risk and reward than others.                              Lord Abbett Developing Growth Portfolio


Notice the scale at the  right.  It covers,  in the  opinion of the  Portfolios'
Manager, the full spectrum of risk/ reward of the Portfolios described in this Prospectus.


What risk/reward level is for you? Ask yourself the following:                           MFS Mid-Cap Growth Portfolio
                                                                           Lord Abbett Growth Opportunities Portfolio

(1)  How well do I handle fluctuations in my account value?                      MFS Research International Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the           J.P. Morgan International Equity Portfolio
     more its price is likely to move up and down on a day to day basis.  If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not
     fluctuate in price as much.

(2) Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.


                                                                         Oppenheimer Capital Appreciation  Portfolio
                                                                                  J.P. Morgan Select Equity Portfolio
                                                                                Lord Abbett  Mid-Cap Value Portfolio

                                                                                          BlackRock Equity Portfolio
                                                                                 J.P. Morgan Enhanced Index Portfolio

                                                                              Lord Abbett Growth and Income Portfolio
                                                                             Firstar Growth & Income Equity Portfolio

                                                                                      Firstar Equity Income Portfolio
                                                                                            Putnam Research Portfolio

A final note: These Portfolios are designed for long-term                        Lord Abbett Bond Debenture Portfolio
investment.                                                                                Firstar Balanced Portfolio





                                                                                       PIMCO Total Return  Portfolio


                                                                                     BlackRock U.S. Government Income    Lower
                                                                                                            Portfolio

                                                                                   J.P. Morgan Quality Bond Portfolio    Risk/Reward
                                                                                         PIMCO Money Market Portfolio


THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     [SIDE BAR: The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.]

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

A NOTE ON FEES


         As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts and Plans which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Annuity Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you. Information about fees associated with Plans can be obtained from the Plan sponsor.

[Left Side:]

                           BlackRock Equity Portfolio

Investment Objective:

         To provide growth of capital and income.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests at least 65% of its assets in common stocks. The Adviser uses the S&P 500 index as a benchmark and seeks to invest in stocks and market sectors in similar proportion to that index. The Adviser seeks to own securities in all sectors, but can overweight or underweight securities within sectors as it identifies market opportunities.

         The Portfolio is managed in a way that takes advantage of trends in the domestic stock market that favor different styles of stock selection including value or growth stocks issued by all different sizes of companies (small, medium and large). The Adviser initially screens for "value" and "growth" stocks from the universe of companies with market capitalization above $1 billion. Whether screening growth or value stocks, the Adviser is seeking companies that are currently undervalued. The Adviser uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


         The Portfolio may also invest up to 20% of its total assets in U.S. Government securities, including U.S. Treasury and agency obligations.


[SIDE BAR:

         GROWTH STOCKS have higher earnings that will, in the Adviser's opinion, lead to growth in stock prices.]

         VALUE STOCKS are, in the Adviser's opinion, considered undervalued or worth more than their current price.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (BlackRock Equity Series, a portfolio of Security First Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/19/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

    ------------- ---------- ---------- ---------- ----------- ----------- ----

    (6.3)%        28.0%      18.5%      29.3%      23.2%         20.7%    %







    94            95         96         97         98          99          00
    ------------- ---------- ---------- ---------- ----------- ----------- ----

                        High Quarter: 4th - 1998 + 20.80%

                         Low Quarter: 3rd -1998 - 11.16%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and from inception through 12/31/00 with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), a widely recognized unmanaged index that measures the stock performance of 500 large - and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                        Average Annual Total Return as of 12/31/00

                -------------- ----------- ------------ -------------

                                                           Since

                                 1 Year      5 Year      Inception

                -------------- ----------- ------------ -------------

  Portfolio                       ___%        ___%          ___%
  S&P 500 Index                   ___%        ___%         ___%*
  ---------------------------- ----------- ------------ ------------- --------


                           *  From  4/30/93




[SIDE BAR:

         Portfolio Management:


o        BlackRock Advisors,  Inc.


                  see page

o        For financial highlights

                  see page    ]

[Left Side:]

                   BlackRock U.S. Government Income Portfolio

Investment Objective:

         To provide current income.

Principal Investment Strategy:

         The Portfolio normally invests at least 80% of its total assets in debt securities and at least 65% of its total assets in U.S. Government securities which are securities that are primary obligations of or guaranteed by the U.S. Government and its agencies. These securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes, and bonds. Securities purchased by the Portfolio are rated in the highest rating category (AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) at the time of purchase or are determined by the Adviser to be of comparable quality.

         The Adviser evaluates categories of the government/agency market and individual debt securities within these categories. The Adviser selects debt securities from several categories including: U.S. Treasuries and agency securities, residential and commercial mortgage-backed securities (including collateralized mortgage obligations and GNMA certificates) and asset-backed securities. Securities are purchased for the Portfolio when the Adviser determines that they have the potential for above-average current income.


         The Portfolio's current average weighted maturity for its fixed income securities is 5.65 years. The Adviser will normally attempt to structure the Portfolio's investment securities to have comparable duration to its benchmark, the Lehman Brothers Intermediate Government Bond Index. Currently, the benchmark's duration is approximately 5.67 years.

         [SIDE BAR:


         Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. While average maturity measures the average final payable dates of debt instruments, average duration measures how long the debt securities can be expected to be held, regardless of the technical maturity date.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page _____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.


         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (BlackRock U.S. Government Income Series, a portfolio of Security First Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/19/93) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                   Year-by-Year Total Return as of 12/31 of Each Year

     ------------ ---------- ---------- ---------- --------- ------------ -----

     (2.9)%       13.5%      3.6%       7.0%       7.4%      (2.5)%      %







     94           95         96         97         98        99           00
     ------------ ---------- ---------- ---------- --------- ------------ -----

                        High Quarter: 2nd - 1995 + 4.48%


                         Low Quarter: 1st - 1994 - 2.54%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period, 5-year period, and from inception through 12/31/00 with the Lehman Brothers Intermediate Government Bond Index, a widely recognized unmanaged index measuring the performance of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     ------------------------------------------------------------------------
   Average Annual Total Return as of 12/31/00

                   ------------------ ----------- ------------- ---------------

                                                                    Since

                                        1 Year       5 Year       Inception

                   ------------------ ----------- ------------- ---------------


     Portfolio                          ____%        ____%          ____%
     Lehman Brothers Intermediate       ____%        ____%          ____%

        Government Bond Index

     -------------------------------- ----------- ------------- -------------




[SIDE BAR:

         Portfolio Management:


o        BlackRock Advisors,  Inc.


         see page

o        For financial highlights

         see page    ]

[Left Side:]

                       J.P. Morgan Quality Bond Portfolio

Investment Objective:

         To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategy:

         The Portfolio will invest at least 65% of its total assets in investment grade fixed income securities under normal circumstances.

         The Portfolio invests in broad sectors of the fixed income market, including U.S. Government and agency securities, corporate securities including bonds, debentures and notes, asset-backed securities and mortgage-backed and mortgage related securities. The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Adviser selects specific securities which it believes are undervalued for purchase using: advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. A security is considered undervalued when its price is lower than one would expect for an investment of similar quality, duration and structural characteristics.

         Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 5 years. The maturities of the individual securities in the Portfolio may vary widely, however.

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including Treasury securities and GNMA certificates as well as obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

         The Portfolio may also invest in municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations.

         It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of investment grade securities that are rated at least A by S&P or that are unrated and in the Adviser's opinion are of comparable quality. In the case of 30% of the Portfolio's investments, the Portfolio may purchase investment grade securities that are rated Baa or better by Moody's or BBB or better by S&P or are unrated and in the Adviser's opinion are of comparable quality.

         The Portfolio may invest up to 20% of its assets in foreign debt securities, including Eurodollar bonds and Yankee bonds and securities of foreign governments and governmental entities. The Portfolio may also invest in debt securities of issuers located in emerging market countries.

         The Portfolio may keep a portion of its assets in cash or cash equivalents such as high quality short-term debt obligations including bankers' acceptances, commercial paper, certificates of deposit, Eurodollar obligations, variable amount master demand notes and money market mutual funds. Investments in cash or similar liquid securities (cash equivalents)generally do not provide as high a return as would assets invested in other types of securities.

         The Adviser may, when consistent with the Portfolio's investment objective, use options or futures for hedging and for risk management (i.e., to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities markets, or currencies); risk management may include management of the Portfolio's exposure relative to its benchmark.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.


         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.


         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Finally, the Portfolio's investments in derivatives to manage interest rate or currency exposure can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Quality Bond Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                ------------- ----------- ----------- -----------
                9.06%         8.37%       -1.54%      %






                97            98          99          00
                ------------- ----------- ----------- -----------


                         High Quarter: 3rd - 1998 +4.15%


                         Low Quarter: 2nd -1999 - 1.46%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  ---------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                --------------- -------------- ---- -----------------

                                                         Since

                                   1 Year              Inception

                --------------- -------------- ---- -----------------

  Portfolio                         ____%                ____%
  Salomon Brothers Broad            ____%                ____%
     Investment Grade Bond
     Index

  ----------------------------- -------------- ---- ----------------- ---------


[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page     ]

[Left Side:]

                      J.P. Morgan Small Cap Stock Portfolio

Investment Objective:

         To provide a high total return from a portfolio of equity securities of small companies.

Principal Investment Strategy:


         Substantially all of the Portfolio's net assets will normally be invested in common stocks. The Portfolio invests primarily in the common stock of those small U.S. companies included in the Russell 2000 Index. The Portfolio may invest to a limited extent in initial public offerings (IPOs) of companies not included in the Russell 2000 Index.


         The Adviser seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, the Adviser uses research, valuation and a stock selection process. The Adviser continually screens the universe of small capitalization companies to identify for further analysis those companies which exhibit favorable characteristics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a systematic valuation methodology, the Adviser ranks these companies within economic sectors according to their relative value. Some of the additional characteristics the Adviser analyzes are: price/earnings growth, discounted cash flow analysis and multiples of revenue with more or less weight given to these factors depending on the sector. The Adviser then selects for purchase the most attractive companies within each economic sector. The Adviser believes that under normal market conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under- or over-weight selected economic sectors. In selecting securities, income is not an important factor.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk


 Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Small Cap Stock Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                   ------------- ------------ ------------ -----------
                      20.89%       -5.40%       44.56%         %






                        97           98           99           00
                   ------------- ------------ ------------ -----------

                        High Quarter: 4th - 1999 + 35.13%

                         Low Quarter: 3rd -1998 - 21.49%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                -------------- ---------------- --- -----------------

                                                         Since

                                   1 Year              Inception

                -------------- ---------------- --- -----------------

  Portfolio                         ____%                ____%
  Russell 2000 Index                ____%                ____%
  ---------------------------- ---------------- --- ----------------- ---------


SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                      J.P. Morgan Enhanced Index Portfolio

Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:


         The Portfolio is an actively managed portfolio of medium- to large-capitalization equity securities that seeks to outperform the total return of the S&P 500 Index, consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objective by investing substantially all of its total assets in dividend-paying common stock.


         The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies typically represented by the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Portfolio is highly diversified and will typically hold approximately 300 stocks.

         Portfolio sector weightings will generally equal those of the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions or tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will normally be comprised, based on the dividend discount model, of stocks in the first three quintiles. As a guideline, the Adviser seeks to achieve gross income for the Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500 Index.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Large Cap Stock Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                 ------------- ----------- ------------ -----------
                 33.25%        32.31%      17.64%       %






                 97            98          99           00
                 ------------- ----------- ------------ -----------

                         High Quarter: 4th -1998 + 22.93

                         Low Quarter: 3rd - 1998 - 9.85%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   ---------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                 -------------- --------------- -- -------------------

                                                         Since

                                    1 Year             Inception

                 -------------- --------------- -- -------------------

   Portfolio                        ____%                ____%
   S&P 500 Index                    ____%                ____%
   ---------------------------- --------------- -- ------------------- -------

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page    ]

[Left Side:]

                       J.P. Morgan Select Equity Portfolio

Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:

         The Portfolio is an actively managed portfolio of selected equity securities that seeks to outperform the total return of the S&P 500, consistent with reasonable investment risk. Under normal circumstances, the Portfolio will be fully invested in the dividend-paying common stocks of large- and medium-sized companies primarily included in the S&P 500. The Portfolio will typically hold between 60 and 90 stocks.

         The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies primarily included in the S&P 500. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends.

         The Portfolio does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Adviser may under- or over-weight selected economic sectors against the S&P 500's Index sector weightings to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will primarily overweight stocks from the first and second quintiles after consideration is given to market capitalizations. As a guideline, the Adviser seeks to achieve gross income for the Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Select Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     -------------- ----------- ---------- ---------
                     31.55%         22.56%      9.71%      %






                     97             98          99         00
                     -------------- ----------- ---------- ---------

                        High Quarter: 4th - 1998 + 21.63%

                        Low Quarter: 2nd - 1999 - 12.95%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                        Average Annual Total Return as of 12/31/00

                -------------- ----------------- --- ----------------

                                                          Since

                                    1 Year              Inception

                -------------- ----------------- --- ----------------

  Portfolio                         ____%                 ____%
  S&P 500 Index                     ____%                 ____%
  ---------------------------- ----------------- --- ---------------- ---------


[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page    ]

[Left Side:]

                   J.P. Morgan International Equity Portfolio

Investment Objective:

         To provide a high total return from a portfolio of equity securities of foreign corporations.

Principal Investment Strategy:

         The Adviser intends to keep the Portfolio essentially fully invested with substantially all of the value of its total assets in equity securities of foreign issuers. The Adviser seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "MSCI EAFE Index").


         The Portfolio's primary equity investments are the common stocks of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets.


         The Portfolio seeks to achieve its investment objective through country allocation, stock selection and management of currency exposure. The Adviser uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the MSCI EAFE Index.

         Based on fundamental research, quantitative valuation techniques, and experienced judgment, the Adviser uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or over-weighting selected countries in the MSCI EAFE Index.

         Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, the Adviser selects the securities which appear the most attractive for the Portfolio. The Adviser believes that under normal market conditions, economic sector weightings generally will be similar to those of the MSCI EAFE Index.

         Finally, the Adviser actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors, and the judgment of a team of experienced currency managers.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


 Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (International Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     ------------- ----------- ------------ -----------
                     5.96%         14.07%      28.52%       %






                     97            98          99           00
                     ------------- ----------- ------------ -----------

                        High Quarter: 4th - 1998 + 19.07%

                        Low Quarter: 3rd - 1998 - 16.54%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the MSCI EAFE Index, a widely recognized unmanaged index measuring the broad market performance of equity securities throughout Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  ----------------------------------------------------------------------------
Average Annual Total Return as of 12/31/00

                -------------- ---------------- --- -----------------

                                                         Since

                                   1 Year              Inception

                -------------- ---------------- --- -----------------

  Portfolio                         ____%                ____%
  MSCI EAFE Index                   ____%                ____%
  ---------------------------- ---------------- --- ----------------- ---------

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                      Lord Abbett Bond Debenture Portfolio

Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all of its total assets in fixed income securities of various types. To pursue its goal, the Portfolio normally invests in high yield and investment grade debt securities, convertible securities and preferred stocks. The Portfolio may invest substantially all of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it will endeavor to shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 4 to 6.7 years with a targeted average maturity of 6.5 to 9.5 years.

         Capital appreciation potential and current income are important considerations in the selection of portfolio securities. Capital appreciation potential is an important consideration in the selection of portfolio securities. Capital appreciation may be obtained by investing in:

        debt securities when the trend of interest rates is expected to be down;

          convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock; and

         debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved).

         The Portfolio may invest up to 20% of its net assets, at market value, in debt securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its gross assets.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                ------------- ------------ ----------- ------------
                15.63%        6.26%        3.40%       %






                97            98           99          00
                ------------- ------------ ----------- ------------

                         High Quarter: 2nd -1997 + 6.25%

                         Low Quarter: 3rd -1998 - 4.31%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Salomon Brothers Broad Investment-Grade Bond Index, a widely recognized unmanaged market-capitalized index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities; with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Merrill Lynch All Convertible Index, which is representative of the equity-related securities in the Portfolio. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                ----------------- ----------------- --- ---------------

                                                            Since

                                       1 Year             Inception

                ----------------- ----------------- --- ---------------


Portfolio                            ____%                ____%
  Salomon Brothers  Broad          ____%                ____%

    Investment-Grade Bond Index

 Credit Suisse First Boston           ____%                ____%
    High Yield Index
 Merrill Lynch                        ____%                ____%
  All Convertible Index
 ------------------------------- ----------------- --- --------------- -------

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                       Lord Abbett Mid-Cap Value Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Principal Investment Strategy:

         Under normal circumstances, at least 65% of the Portfolio's assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

         The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

         changes in the economic and financial environment,

         new or improved products or services,

         new or rapidly expanding markets,

         changes in management or structure of the company,

         price increases due to shortages of resources or productive capacity,

          improved efficiencies resulting from new technologies or changes in distribution, or changes in governmental regulations, political climate or competitive conditions.

         The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (8/20/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------- ---------- ----------
              1.11%       5.71%      %






              98          99         00
              ----------- ---------- ----------

                        High Quarter: 2nd - 1999 + 16.83%

                        Low Quarter: 3rd - 1998 - 17.02%


         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell MidCap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


  -----------------------------------------------------------------------------
Average Annual Total Return as of 12/31/00

                -------------- ----------------- --- ----------------

                                                          Since

                                    1 Year              Inception

                -------------- ----------------- --- ----------------

  Portfolio                         ____%                 ____%
  Russell Mid-Cap Index             ____%                  ____%*
  ---------------------------- ----------------- --- ---------------- ---------

        *From 9/1/97


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                     Lord Abbett Developing Growth Portfolio

Investment Objective:

         The Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over-the-counter.

Principal Investment Strategy:

         The Portfolio normally will invest substantially all of its assets in the common stocks of smaller companies considered to be in their developing growth phase which is one generally characterized by a dramatic rate of growth. Developing growth companies are almost always small, usually young and their shares are generally traded over-the-counter. Having, in the view of the Adviser, passed the pitfalls of the formative years, they are strongly positioned to grow rapidly in their market. The Portfolio also may invest in securities of companies which are in their formative phase including securities purchased in initial public offerings (IPOs).

         At any given time, there are many hundreds of publicly-traded corporations in the developing growth phase. In choosing from among them, the Adviser looks for special characteristics that will help their growth including a unique product or service for which management foresees a rising demand; a special area of technological expertise; or a competitive advantage or new opportunities in foreign trade or from shifts in government priorities and programs.

The Adviser also looks for certain financial characteristics such as:

          at least five years of higher-than-average growth of revenues and earnings per share;

         higher-than-average returns on equity;

         ability to finance growth in the form of a lower-than-average ratio of long-term debt to capital and price/earnings ratios that are below expected growth rates.

         Securities being considered for the Portfolio are analyzed using traditional investment fundamentals. In addition to the financial data already mentioned, the Adviser evaluates the market for each company's products or services, the strengths and weaknesses of competitors, the availability of raw materials, diversity of product mix, etc.

         Finally, in assembling the investment portfolio, the Adviser tries to diversify the Portfolio's investments by investing in many securities and industries.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ____, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Developing Growth Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (8/20/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ------------ ----------- ----------
              6.60%        32.47%      %






              98           99          00
              ------------ ----------- ----------

                        High Quarter: 4th -1998 + 26.01%

                         Low Quarter: 3rd -1998 - 21.82%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                -------------- ---------------- ---- ----------------

                                                          Since

                                   1 Year               Inception

                -------------- ---------------- ---- ----------------

  Portfolio                         ____%                 ____%
  Russell 2000 Index                ____%                  ____%*
  ---------------------------- ---------------- ---- ---------------- ---------

        *From 9/1/97


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                     Lord Abbett Growth and Income Portfolio

Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         The Portfolio will normally invest substantially all of its assets in common stocks of large, seasoned U.S. companies which the Adviser believes are undervalued. The Portfolio chooses stocks based on:

o Quantitative research to identify which stocks are believed to represent the best bargains

o Fundamental research to learn about a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations

o Business cycle analysis to determine how buying or selling securities changes the overall portfolio's sensitivity to interest rates and economic conditions.

         The Portfolio intends to keep its assets invested in those securities which are selling at reasonable prices in relation to value and, to do so, it may have to forego some opportunities for gains when, in the judgment of the Adviser, they carry excessive risk.

         The Adviser tries to anticipate major changes in the economy and select stocks which it believes will benefit most from these changes. The Adviser constantly seeks to balance the opportunity for profit against the risk of loss. In the past, very few industries have continuously provided the best investment opportunities. The Adviser will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Adviser will sell stocks that are judged to be overpriced and reinvest the proceeds in other securities which are believed to offer better values for the Portfolio.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Investment style risk

o        Market capitalization risk

Past Performance


         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.


         The bar chart below shows you the Portfolio's performance for the first full calendar year since its inception (1/8/99). The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ------------
              %






              00

              ------------

                           High Quarter: -- - 2000 + %

                           Low Quarter: -- - 2000 - %

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
Average Annual Total Return as of 12/31/00

                -------------- ---------------- ---- ----------------

                                                          Since

                                   1 Year               Inception

                -------------- ---------------- ---- ----------------

  Portfolio                         ____%                 ____%
  S&P 500 Index                     ____%                  ____%*
  ---------------------------- ---------------- ---- ---------------- ---------

        *From 1/1/99


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                   Lord Abbett Growth Opportunities Portfolio

Investment Objective:

         Capital appreciation.

Principle Investment Strategy:

         The Portfolio invests primarily in common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in growth company stocks.

         Typically,   in  choosing  stocks,  the  Adviser  looks  for  mid-sized companies using:

o    quantitative   research  to  identify   companies   with  superior   growth
     possibilities

o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

         The Portfolio may invest up to 25% of its total assets in foreign equity securities and American Depositary Receipts.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Investment style risk

o        Market capitalization risk

Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on Lord Abbett & Co.'s prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.

                  see page    ]

[Left Side:]

                           Firstar Balanced Portfolio

Investment Objective:

         To maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

Principal Investment Strategy:

         The Portfolio's policy is generally to invest at least 25% of the value of its total assets in investment grade fixed income securities and no more than 75% in equity securities, although the percentage allocations will vary. The Adviser allocates the Portfolio's assets based upon its evaluation of the relative attractiveness of three major asset groups: equity securities, fixed income securities and cash or cash equivalents. In making asset allocation decisions, the Adviser evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The Portfolio may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

         In an effort to better quantify the relative attractiveness of the major asset groups over a one- to three-year period of time, the Adviser has incorporated into its asset allocation decision-making process several dynamic computer models which it has created. The purpose of these models is to show the statistical impact of the Adviser's economic outlook upon the future returns of each asset group. The models are especially sensitive to the forecasts for inflation, interest rates and long-term corporate earnings growth. Investment returns are normally heavily impacted by such variables and their expected changes over time. Therefore, the Adviser's method attempts to take advantage of changing economic conditions by increasing or decreasing the ratio of stocks to bonds in the Portfolio. For example, if the Adviser expected more rapid economic growth leading to better corporate earnings, it would increase the Portfolio's holdings of equity securities and reduce its holdings of fixed income securities and cash equivalents.

         The Portfolio's equity securities will consist mainly of common stocks of companies with large market capitalizations. In selecting equity securities, the Adviser considers historical and projected earnings, the price/earnings relationship and company growth and asset value. The equity securities in which the Portfolio invests include common stock, preferred stock and convertible securities.

         In selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors, and also considers credit quality, prevailing interest rates and liquidity. The fixed income securities in which the Portfolio invests include U.S. Government securities or other investment grade fixed-income and related debt securities, including:

         mortgage-backed securities;

         a broad range of fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock;

         participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, collateralized mortgage obligations and other mortgage-related securities.

         The dollar-weighted average quality of the Portfolio's debt securities is expected to be at least "A" or higher. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. Under normal circumstances, the Portfolio's average targeted maturity is 7.5 years and its duration is 5 years. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.

         The Portfolio may invest up to 15% of its total assets in both foreign equity and debt securities, including Eurodollar bonds and Yankee bonds.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.


         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Balanced Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (7/1/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

            ------------- ------------ -----------
            13.31%        7.14%        %






            98            99           00
            ------------- ------------ -----------

                        High Quarter: 4th - 1998 + 11.64%

                         Low Quarter: 3rd - 1999 - 5.16%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market; and with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                        Average Annual Total Return as of 12/31/00

                -------------- ---------------- ----- ---------------

                                                          Since

                                   1 Year               Inception

                -------------- ---------------- ----- ---------------

  Portfolio                         ____%                 ____%
  S&P 500 Index                     ____%                 _____%
  Salomon Brothers Broad
      Investment Grade Bond         ____%                 ____%
      Index
  ---------------------------- ---------------- ----- --------------- ---------



[SIDE BAR:

         Portfolio Management:


o        Firstar Investment  Research & Management Company, LLC


                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                         Firstar Equity Income Portfolio

Investment Objective:

         To provide an above-average level of income consistent with long-term capital appreciation.

Principal Investment Strategy:

         Under normal market and economic conditions, the Portfolio will invest at least 65% of its total assets in income-producing equity securities, primarily common stocks. The stocks or securities in which the Portfolio invests may offer above average dividend yields, with corresponding above average levels of income, in each case as compared to the S&P 500 Index. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market.

         The Portfolio invests primarily in the common stocks of companies with large market capitalizations (generally, $5 billion or higher). The Adviser will select stocks based on a number of quantitative factors including dividend yield, current and future earnings potential compared to stock prices, total return potential, and other measures of value, if appropriate, such as cash flow, asset value or book value. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the issuer's common stock. The Portfolio may emphasize, from time to time, particular companies or market sectors in attempting to achieve its investment objectives.

         The Portfolio may invest up to 15% of its total assets in foreign securities either indirectly through the purchase of such instruments as American Depositary Receipts or directly in foreign equity securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Equity Income Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (7/1/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------- ---------- ----------
              9.35%       2.51%      %






              98          99         00
              ----------- ---------- ----------

                         High Quarter: 2nd -1998 +12.31%

                         Low Quarter: 3rd - 1998 - 9.34%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 1000 Index, a widely recognized unmanaged index which consists of the largest 1000 companies in the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                ------------------ ------------ ----- ---------------

                                                          Since

                                     1 Year             Inception

                ------------------ ------------ ----- ---------------

  Portfolio                           ____%               ____%
  Russell 1000 Index                  ____%               ____%
  -------------------------------- ------------ ----- --------------- ---------


[SIDE BAR:

         Portfolio Management:


o        Firstar Investment  Research & Management Company, LLC


                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                    Firstar Growth & Income Equity Portfolio

Investment Objective:


         To provide long-term capital growth and income.


Principal Investment Strategy:

         The Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock. The Portfolio selects common stocks primarily from a universe of domestic companies that have established dividend-paying histories. The Portfolio generally invests in medium-to-large-sized companies with stock market capitalizations over $1 billion that the Adviser considers to be well managed and to have attractive fundamental financial characteristics such as low debt, high return on equity, consistent revenue and earnings per share, and growth over the prior three to five years. The Portfolio may also invest a portion of its assets in companies with smaller market capitalizations.

         The Adviser selects stocks based on a number of factors including:

         historical and projected earnings

         growth and asset value

          earnings compared to stock prices generally (as measured by the S&P 500 Index)

         consistency of earnings growth and earnings quality


         Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. The stocks or securities in which the Portfolio invests may be expected to produce some income but income is not a major criterion in their selection. In general, the Portfolio's stocks and securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

         The Portfolio may invest up to 15% of its total assets indirectly in foreign securities through the purchase of American Depositary Receipts and European Depositary Receipts.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The Portfolio's performance shown below is the performance of its predecessor fund (Growth & Income Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 5, 2001.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (7/1/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

               ------------- ----------- -----------
               14.95%        16.17%      %






               98            99          00
               ------------- ----------- -----------

                        High Quarter: 4th - 1998 + 20.31%

                        Low Quarter: 3rd - 1998 - 13.62%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                Average Annual Total Return as of 12/31/00

                -------------- ----------------- -- -----------------

                                                         Since

                                    1 Year             Inception

                -------------- ----------------- -- -----------------

  Portfolio                         ____%                ____%
  S&P 500 Index                     ____%                ____%
  ---------------------------- ----------------- -- ----------------- ---------


[SIDE BAR:

         Portfolio Management:


o        Firstar Investment  Research & Management Company, LLC


                  see page

o        For financial highlights

                  see page   ]

[Left Side:]

                            Putnam Research Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation

Principal Investment Strategy:

         The Portfolio invest mainly in common stocks of large U.S. companies that the Adviser thinks have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which the Adviser places on the company, or whose earnings the Adviser believes are likely to grow over time. The Adviser also looks for the presence of factors that it believes will cause the stock price to rise.

         In choosing an investment, the Adviser will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk


Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page
___.

[SIDE BAR:

         Portfolio Management:

o        Putnam Investment Management, LLC

                  see page

[Left Side:]

                   Oppenheimer Capital Appreciation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

         The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

         In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o        Companies with above-average growth potential;

o Companies with increasing earnings momentum and a history of positive earnings growth;

o        Stocks with low valuations relative to their growth potential;

o        Companies with the potential for positive earnings surprises;

o Growth rates that the Adviser believes are sustainable over time.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on OppenheimerFunds, Inc.'s prior performance with a comparable fund, see page
____.

[SIDE BAR:

         Portfolio Management:

o        OppenheimerFunds, Inc.

                  see page

[Left Side:]

                          PIMCO Total Return Portfolio

Investment Objective:

         The  Portfolio   seeks  maximum  total  return,   consistent  with  the
preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities. U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed  securities.  In  addition,  the  Portfolio  may  engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance

         The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC

                  see page    ]

[Left Side:]

                          PIMCO Money Market Portfolio

Investment Objective:

         The  Portfolio   seeks  maximum   current   income,   consistent   with
preservation of capital and daily liquidity.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

         The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; collateralized mortgage obligations that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and mortgage-backed securities such as GNMA certificates. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

         The Portfolio's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page __, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Interest rate risk

o        Credit  risk

o        Foreign investment risk

         Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

Past Performance

         The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page ____.

[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC

                  see page

[Left Side:]

                           PIMCO Innovation Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

     The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 35% of its assets in foreign equity securities, except that it may invest up to 40% of its assets in American Depositary Receipts.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk



         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on PIMCO Equity Advisors' prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o PIMCO Equity Advisors, a division of PIMCO Advisors L.P.

                  see page


[Left Side:]

                          MFS Mid Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which the Adviser believes have above-average growth potential.

         Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. As of November 30, 2000, the top of the Russell Midcap Growth Index range was $20 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

         The Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and the Adviser's large group of equity research analysts.

         The Portfolio is a non-diversified. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers.

         The Portfolio may invest up to 20% of its total assets in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. In addition, the Portfolio may lend up to 30% of its portfolio securities.

         The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event effecting those issuers than is a diversified portfolio.

Past Performance

     The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Massachusetts Financial Services Company

                  see page    ]

[Left Side:]

                      MFS Research International Portfolio

Investment Objective:

         The Portfolio's investment objective is capital appreciation.

Principal Investment Policies:

     The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 20% of its total assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         A committee of investment research analysts selects securities for the Portfolio. This committee includes investment analysts employed by the Adviser and its affiliates. The committee allocates the Portfolio's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

[SIDE BAR:

         A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country; (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods or services performed in the country, or (d) has 50% or more of its assets in the country.]

         The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. In addition, the Portfolio may lend up to 30% of its Portfolio securities.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Finally, the Portfolio's investments in derivatives to manage currency exposure can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance

     The Portfolio commenced operations on February [5], 2001. No performance information is currently available. For information on Massachusetts Financial Services Company's prior performance with a comparable fund, see page ____.

[SIDE BAR:

         Portfolio Management:

o        Massachusetts Financial Services Company

                  see page

[Left Side:]

                        Janus Aggressive Growth Portfolio

Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest in other equity securities including preferred stock. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event effecting those issuers than is a diversified portfolio.

Past Performance

         The  Portfolio   commenced   operations  on  February  [5],   2001.  No
performance information is currently available. For information on Janus Capital Corporation's prior performance with a comparable fund, see page ___.

[SIDE BAR:

         Portfolio Management:

o        Janus Capital Corporation

                  see page

                  Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o        Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

--------------------------- ----------- ----------- ----------- -----------

                            BlackRock   BlackRock   J.P.        J.P.
                              Equity    U.S. Gov't  Morgan      Morgan

                            Portfolio     Income    Quality     Small Cap
                                        Portfolio   Bond        Stock       s
                                                    Portfolio   Portfolio


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Brady Bonds                                             X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Collateralized                           X           X

Mortgage Obligations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Convertible Securities                                  X           X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Depositary Receipts             X                                   X
                            ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Derivatives:




                            ----------- ----------- ----------- -----------

  Options                       X           X           X

Futures                                     X           X

--------------------------- ----------- ----------- ----------- -----------

  Direct Participation                                X
in Corporate Loans

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Dollar Roll Transactions                    X           X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Currency                                     X
Transactions

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Debt Securities                              X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Foreign Equity Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Forward Commitments,                        X           X
When-Issued and Delayed
Delivery Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Quality Short-term         X           X           X           X

Debt Obligations
including Bankers'
Acceptances, Commercial
Paper, Certificates of
Deposit and Eurodollar
Obligations issued or
guaranteed by Bank
Holding Companies in the
U.S., their Subsidiaries
and Foreign Branches or
of the World Bank;
Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S.
and Foreign Corporations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Yield/High Risk Debt                               X
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Hybrid Instruments                                     X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Illiquid  and Restricted                    X           X
Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Indexed Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Interest Rate                               X           X
Transactions


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Investment Grade Debt           X                       X
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Investments in Other                        X
Investment Companies
including Passive Foreign
Investment Companies

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Mortgage-backed                          X           X

Securities, including
GNMA Certificates,
Mortgage-backed Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Municipal Securities                                    X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Non-mortgage Asset-backed                   X           X

Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

PIK (pay-in-kind)                           X           X

Debt Securities and
Zero-Coupon Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Preferred Stocks                                        X           X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Private Placements                                      X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Real Estate Investment
Trusts

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Repurchase Agreements           X           X           X           X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Reverse Repurchase                                      X
Agreements

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Rights and Warrants

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Securities Loans                                        X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Short Sales                              X
(Against the Box)

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  U.S. Government              X           X           X           X

Securities

--------------------------- ----------- ----------- ----------- -----------

--------------------------- ---------- ----------- ----------- -----------

                            J.P.       J.P.        J.P.        Lord
                            Morgan     Morgan        Morgan    Abbett

                            Enhanced     Select    Int'l          Bond
                              Index      Equity    Equity      Debenture
                            Portfolio  Portfolio   Portfolio   Portfolio


                            ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Brady Bonds
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Collateralized                                                  X

Mortgage Obligations

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Convertible Securities                                             X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Depositary Receipts             X          X           X
                            ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Derivatives:




                            ---------- ----------- ----------- -----------

  Options                                             X

Futures

--------------------------- ---------- ----------- ----------- -----------

  Direct Participation
in Corporate Loans

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Dollar Roll Transactions
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Foreign Currency                                    X
Transactions

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Foreign Debt Securities                                         X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Foreign Equity Securities                              X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Forward Commitments,
When-Issued and Delayed
Delivery Securities


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

High Quality Short-term                                            X

Debt Obligations
including Bankers'
Acceptances, Commercial
Paper, Certificates of
Deposit and Eurodollar
Obligations issued or
guaranteed by Bank
Holding Companies in the
U.S., their Subsidiaries
and Foreign Branches or
of the World Bank;
Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S.
and Foreign Corporations

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

High Yield/High Risk Debt                                          X
Securities


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Hybrid Instruments

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Illiquid  and Restricted                               X           X
Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Indexed Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Interest Rate
Transactions


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Investment Grade Debt                                              X
Securities


--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Investments in Other
Investment Companies
including Passive Foreign
Investment Companies

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Mortgage-backed                                                 X

Securities, including
GNMA Certificates,
Mortgage-backed Bonds

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Municipal Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Non-mortgage Asset-backed

Securities

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

PIK (pay-in-kind)                                                  X

Debt Securities and
Zero-Coupon Bonds

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Preferred Stocks                                                   X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Private Placements
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Real Estate Investment
Trusts

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

Repurchase Agreements                                              X

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Reverse Repurchase                                                 X
Agreements

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Rights and Warrants

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------
Securities Loans                                                   X
--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  Short Sales
(Against the Box)

--------------------------- ---------- ----------- ----------- -----------
--------------------------- ---------- ----------- ----------- -----------

  U.S. Government                                                 X

Securities

--------------------------- ---------- ----------- ----------- -----------

--------------------------- ----------- ----------- ----------- -----------

                            Lord        Lord        Lord          Lord
                              Abbett      Abbett      Abbett    Abbett

                             Mid-Cap    Dev.        Growth      Growth
                              Value     Growth         and      Opportunitie
                            Portfolio   Portfolio     Income    Portfolio
                                                    Portfolio

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Brady Bonds
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Collateralized

Mortgage Obligations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Convertible Securities          X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Depositary Receipts             X           X           X           X
                            ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Derivatives:




                            ----------- ----------- -----------

  Options

Futures

--------------------------- ----------- ----------- ----------- -----------

  Direct Participation
in Corporate Loans

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Dollar Roll Transactions
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Currency
Transactions

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Foreign Debt Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Foreign Equity Securities       X           X           X          X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Forward Commitments,
When-Issued and Delayed
Delivery Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Quality Short-term

Debt Obligations
including Bankers'
Acceptances, Commercial
Paper, Certificates of
Deposit and Eurodollar
Obligations issued or
guaranteed by Bank
Holding Companies in the
U.S., their Subsidiaries
and Foreign Branches or
of the World Bank;
Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S.
and Foreign Corporations

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

High Yield/High Risk Debt
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Hybrid Instruments

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Illiquid  and Restricted        X           X
Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Indexed Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Interest Rate
Transactions


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Investment Grade Debt
Securities


--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Investments in Other                                                X
Investment Companies
including Passive Foreign
Investment Companies

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Mortgage-backed

Securities, including
GNMA Certificates,
Mortgage-backed Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Municipal Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Non-mortgage Asset-backed

Securities

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

PIK (pay-in-kind)

Debt Securities and
Zero-Coupon Bonds

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Preferred Stocks                X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Private Placements
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Real Estate Investment
Trusts

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

Repurchase Agreements           X            X         X

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Reverse Repurchase              X           X           X
Agreements

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Rights and Warrants

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------
Securities Loans                X           X           X
--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  Short Sales
(Against the Box)

--------------------------- ----------- ----------- ----------- -----------
--------------------------- ----------- ----------- ----------- -----------

  U.S. Government

Securities

--------------------------- ----------- ----------- ----------- -----------

------------------------------- ---------- ------------ ----------- -----------
                                Firstar     Firstar     Firstar       Putnam
                                Balanced     Equity     Growth &     Research
                                Portfolio    Income     Income       Portfolio
                                            Portfolio   Equity
                                                        Portfolio
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Brady Bonds
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Collateralized Mortgage             X
Obligations

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Convertible Securities              X           X           X            X
------------------------------- ---------- ------------ ----------- -----------
Depositary Receipts                  X           X           X           X
------------------------------- ---------- ------------ ----------- -----------

Derivatives:



Options                                X                                X

Futures


------------------------------- ---------- ------------ ----------- -----------
Direct Participation in
Corporate Loans
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Dollar Roll Transactions
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Foreign Currency Transactions
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Foreign Debt Securities             X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Foreign Equity Securities           X           X                        X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Forward Commitments,                                                     X
When-Issued and Delayed
Delivery Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
High Quality Short-term Debt        X           X           X            X
Obligations including
Bankers' Acceptances,
Commercial Paper,
Certificates of Deposit and
Eurodollar Obligations issued
or guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S. and
Foreign Corporations
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
High Yield/High Risk Debt
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Hybrid Instruments
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Illiquid  and Restricted
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Indexed Securities
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Interest Rate
Transactions

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Investment Grade Debt               X                   X
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Investments in Other                X           X
Investment Companies
including Passive Foreign
Investment Companies

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Mortgage-backed Securities,         X
including GNMA Certificates,
Mortgage-backed Bonds

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Municipal Securities                                    X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Non-mortgage Asset-backed
Securities

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
PIK (pay-in-kind)                                           X
Debt Securities and
Zero-Coupon Bonds

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Preferred Stocks                    X           X           X            X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Private Placements                                                       X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Real Estate Investment Trusts                                            X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Repurchase Agreements               X           X                        X
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Reverse Repurchase Agreements

------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Rights and Warrants
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Securities Loans
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
Short Sales
(Against the Box)
------------------------------- ---------- ------------ ----------- -----------
------------------------------- ---------- ------------ ----------- -----------
U.S. Government Securities          X                       X            X
------------------------------- ---------- ------------ ----------- -----------

------------------------------- ------------ ------------ ------------ --------
                                Oppenheimer    PIMCO        PIMCO      PIMCO
                                 Capital       Total        Money    Innovation
                                Appreciation   Return       Market    Portfolio
                                 Portfolio    Portfolio    Portfolio
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Brady Bonds                                       X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Collateralized Mortgage              X            X            X
Obligations

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Convertible Securities               X
------------------------------- ------------ ------------ ------------ --------
Depositary Receipts                  X                                     X
------------------------------- ------------ ------------ ------------ --------

Derivatives:



Options                                                                    X

Futures                                           X


------------------------------- ------------ ------------ ------------ --------
Direct Participation in                           X
Corporate Loans
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Dollar Roll Transactions                          X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Foreign Currency Transactions                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Foreign Debt Securities                           X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Foreign Equity Securities            X                                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Forward Commitments,                              X
When-Issued and Delayed
Delivery Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
High Quality Short-term Debt         X            X            X
Obligations including
Bankers' Acceptances,
Commercial Paper,
Certificates of Deposit and

Eurodollar Obligations issued
or guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S. and
Foreign Corporations
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
High Yield/High Risk Debt                         X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Hybrid Instruments
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Illiquid  and Restricted             X            X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Indexed Securities                                                         X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Interest Rate                                     X
Transactions

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Investment Grade Debt                             X            X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Investments in Other
Investment Companies
including Passive Foreign
Investment Companies

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Mortgage-backed Securities,                       X            X
including GNMA Certificates,
Mortgage-backed Bonds

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Municipal Securities                              X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Non-mortgage Asset-backed                         X
Securities

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
PIK (pay-in-kind)                                 X
Debt Securities and
Zero-Coupon Bonds

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Preferred Stocks                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Private Placements                                                         X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Real Estate Investment Trusts
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Repurchase Agreements                X                                     X
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Reverse Repurchase Agreements

------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Rights and Warrants
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Securities Loans
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
Short Sales
(Against the Box)
------------------------------- ------------ ------------ ------------ --------
------------------------------- ------------ ------------ ------------ --------
U.S. Government Securities           X            X            X
------------------------------- ------------ ------------ ------------ --------

------------------------------- ------------ ------------ ------------
                                 MFS Mid        MFS         Janus
                                Cap Growth    Research    Aggressive
                                Portfolio    International  Growth
                                              Portfolio    Portfolio

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Brady Bonds
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Collateralized Mortgage
Obligations

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Convertible Securities               X            X            X
------------------------------- ------------ ------------ ------------
Depositary Receipts                  X            X            X
------------------------------- ------------ ------------
                                                          ------------
Derivatives:



Options                              X              X          X

Futures                              X              X


------------------------------- ------------ ------------ ------------
Direct Participation in
Corporate Loans
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Dollar Roll Transactions
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Foreign Currency Transactions        X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Foreign Debt Securities              X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Foreign Equity Securities            X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Forward Commitments,                 X            X            X
When-Issued and Delayed
Delivery Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
High Quality Short-term Debt         X            X            X
Obligations including
Bankers' Acceptances,
Commercial Paper,
Certificates of Deposit and

Eurodollar Obligations issued
or guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World
Bank; Variable Amount Master
Demand Notes and Variable
Rate Notes issued by U.S. and
Foreign Corporations
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
High Yield/High Risk Debt            X                         X
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Hybrid Instruments                                             X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Illiquid  and Restricted             X            X            X
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Indexed Securities                                X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Interest Rate
Transactions

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Investment Grade Debt                X            X            X
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Investments in Other                 X            X            X
Investment Companies
including Passive Foreign
Investment Companies

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Mortgage-backed Securities,                       X
including GNMA Certificates,
Mortgage-backed Bonds

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Municipal Securities
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Non-mortgage Asset-backed
Securities

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
PIK (pay-in-kind)                    X                         X
Debt Securities and
Zero-Coupon Bonds

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Preferred Stocks                     X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Private Placements                   X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Real Estate Investment Trusts                                  X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Repurchase Agreements                X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Reverse Repurchase Agreements

------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Rights and Warrants                  X            X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Securities Loans                     X            X
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
Short Sales                          X
(Against the Box)
------------------------------- ------------ ------------ ------------
------------------------------- ------------ ------------ ------------
U.S. Government Securities           X            X            X
------------------------------- ------------ ------------ ------------

         Brady Bonds. Brady Bonds are collateralized or uncollaterized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio or mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk, and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-term Debt Obligations including Bankers' Acceptances, Commercial Paper, Certificates of Deposit and Eurodollar Obligations issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P, and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.


         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale.


         If the Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.


     Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.



         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P's, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. . Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage   Asset-backed   Securities.   Non-mortgage   asset-backed
securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.


     Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the Investment Company Act of 1940, as amended. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.



         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e. the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.


     Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.



         Securities Loans. The Portfolio may make secured loans of its portfolio securities. The risks in lending Portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover


         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of BlackRock U.S. Government Income Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Putnam Research Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio and Janus Aggressive Growth Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. BlackRock U.S. Government Income Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Putnam Research Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio and Janus Aggressive Growth Portfolio generally will have annual turnover rates of 100% or more.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager


         Met Investors Advisory Corp. (formerly known as Security First Investment Management Corp.) (the "Manager"), 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.


         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:


-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
BlackRock Equity Portfolio                                     0.65%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
BlackRock U.S. Government Income Portfolio                     0.55%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Quality Bond Portfolio                             0.55% of first $75 million of such assets plus 0.50% of
                                                               such assets over $75 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Small Cap Stock Portfolio                          0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio                           0.60% of first $50 million of such assets plus 0.55% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Select Equity Portfolio                            0.65% of first $50 million of such assets plus 0.60% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan International Equity Portfolio                     0.80% of first $50 million of such assets plus 0.75% of
                                                               such assets over $50 million up to $350 million plus
                                                               0.70% of such assets over $350 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio
                                                               0.70%   of  first
                                                               $200  million  of
                                                               such  assets plus
                                                               0.65%   of   such
                                                               assets  over $200
                                                               million   up   to
                                                               $500 million plus
                                                               0.625%   of  such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Developing Growth Portfolio                        0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income  Portfolio
                                                               0.60%   of  first
                                                               $800  million  of
                                                               such  assets plus
                                                               0.55%   of   such
                                                               assets  over $800
                                                               million  up to $2
                                                               billion      plus
                                                               0.50%   of   such
                                                               assets   over  $2
                                                               billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                     0.70%
                                                               of   first   $200
                                                               million  of  such
                                                               assets plus 0.65%
                                                               of  such   assets
                                                               over $200 million
                                                               up    to     $500
                                                               million      plus
                                                               0.625%   of  such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Firstar Balanced Portfolio                                     1.00%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Firstar Equity Income Portfolio                                1.00%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Firstar Growth & Income Equity Portfolio                      1.00%

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Putnam Research Portfolio                                      0.80% of first $250 million of such assets plus 0.75% of
                                                               such assets over $250 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio                      0.65%
                                                               of   first   $150
                                                               million  of  such
                                                               assets       plus
                                                               0.625%   of  such
                                                               assets  over $150
                                                               million   up   to
                                                               $300 million plus
                                                               0.60%   of   such
                                                               assets  over $300
                                                               million   up   to
                                                               $500 million plus
                                                               0.55%   of   such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Money Market                                             0.40%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Innovation                                               1.05%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Mid Cap Growth Portfolio                                    0.65%
                                                               of   first   $150
                                                               million  of  such
                                                               assets       plus
                                                               0.625%   of  such
                                                               assets  over $150
                                                               million   up   to
                                                               $300 million plus
                                                               0.60%   of   such
                                                               assets  over $300
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80%
                                                               of   first   $200
                                                               million  of  such
                                                               assets plus 0.75%
                                                               of  such   assets
                                                               over $200 million
                                                               up    to     $500
                                                               million      plus
                                                               0.70%   of   such
                                                               assets  over $500
                                                               million  up to $1
                                                               billion      plus
                                                               0.65%   of   such
                                                               assets   over  $1
                                                               billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Janus Aggressive Growth Portfolio                              0.80%
                                                               of   first   $100
                                                               million  of  such
                                                               assets plus 0.75%
                                                               of  such   assets
                                                               over $100 million
                                                               up    to     $500
                                                               million      plus
                                                               0.70%   of   such
                                                               assets  over $500
                                                               million


-------------------------------------------------------------- ----------------------------------------------------------


Expense Limitation Agreement


         In the interest of limiting expenses of each Portfolio until February, 2002 (except for the BlackRock Equity, BlackRock U.S. Government Income, J.P. Morgan Small Cap and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions (other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") are limited to the following respective expense ratios:


Expense Limitation Provisions

------------------------------------------- ---------------------------------
                                            Total Expenses Limited to (% of
Portfolios                                         daily net assets)
------------------------------------------- ---------------------------------

  J.P. Morgan Quality Bond                              0.60%
J.P. Morgan Enhanced Index                               0.65%
J.P. Morgan International Equity                         1.05%
Lord Abbett Bond Debenture                               0.70%
Lord Abbett Mid-Cap Value                                0.95%
Lord Abbett Developing Growth                            0.95%
Lord Abbett Growth & Income                              0.65%
Lord Abbett Growth Opportunities                         0.85%
Firstar Balanced                                         1.10%
Firstar Income Equity                                    1.10%
Firstar Growth & Income Equity                           1.10%
Putnam Research                                          0.85%
Oppenheimer Capital Appreciation                         0.75%
PIMCO Total Return                                       0.65%
PIMCO Money Market                                       0.50%
PIMCO Innovation                                         1.10%
MFS Mid Cap Growth                                       0.80%
MFS Research International                               1.00%
Janus Aggressive Growth                                  0.85%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing th e total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have filed an exemptive application requesting an exemptive order from the Securities and Exchange Commission that will permit the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. The exemptive order would also permit disclosure of fees paid to multiple unaffiliated Advisers of a Portfolio on an aggregate basis only. There is no assurance that the Securities and Exchange Commission will grant the Trust's and the Manager's application.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated, is the Adviser for the J.P. Morgan Quality Bond, J.P. Morgan International Equity, J.P. Morgan Select Equity, J.P. Morgan Enhanced Index and J.P. Morgan Small Cap Stock Portfolios of the Trust. The Adviser and its affiliates had approximately $373 billion under management as of September 30, 2000.


J.P. Morgan Quality Bond Portfolio

o Jay A. Gladieux, Vice President of the Adviser. Mr. Gladieux is a portfolio manager in the U.S. Fixed Income Group. A J.P. Morgan employee for the past three years, he concentrates on broad market strategies. Prior to that, Mr. Gladieux spent 15 years at Morgan Stanley & Co., of which, the last 13 years were in the fixed income division focusing on the mortgage, derivative, and non-dollar businesses.

o James J. Dougherty, Vice President of the Adviser. Mr. Dougherty joined J.P. Morgan in 1986 and is Head of Fixed Income Trading and Strategy Implementation. Prior to his current assignment, Mr. Dougherty was co-Head of the mortgage investment team with primary responsibility for asset backed and commercial mortgage-backed securities investments.


J.P. Morgan Enhanced Index Portfolio

o Nanette Buziak, Vice President of the Adviser. Ms. Buziak is a portfolio manager in the Adviser's Structured Equity Group with responsibility for the daily implementation and maintenance of structured equity portfolios. Prior to joining J.P. Morgan in 1997, Ms. Buziak spent four years at First Marathon America, Inc., where she traded Convertible Bond Arbitrage and Stock Index Arbitrage strategies.

o Timothy J. Devlin, Vice President of the Adviser. Mr. Devlin is a portfolio manager in the Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Devlin was with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies.

o Joseph P. Gill, Vice President of the Adviser. Mr. Gill is a portfolio manager in the Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Gill was a portfolio manager and client adviser at Bank of Tokyo - Mitsubishi Asset Management where he had direct investment and relationship responsibilities.

J.P. Morgan International Equity Portfolio


o Nigel F. Emmett, Vice President of the Adviser. Mr. Emmett is a portfolio manager with the Adviser's International Equity Group. Prior to joining J.P. Morgan in 1997, Mr. Emmett was employed by Brown Brothers Harriman & Co. in New York from 1995 to 1997 and by Gartmore Investment Management and Equitable Life Insurance in London prior to that time.



o Paul Quinsee, Managing Director of the Adviser. Mr. Quinsee, an international equity portfolio manager and Vice-Chairman of the Adviser's International Equity Strategy Group, relocated to the Adviser's New York office in 1996. He joined the Adviser's London office in 1992 as an international portfolio manager.


J.P. Morgan Small Cap Stock Portfolio

o Marian U. Pardo, Managing Director of the Adviser. Ms. Pardo is a portfolio manager and Head of the Adviser's small company investment team. She has been with J.P. Morgan since 1968, having joined the investment management business in 1980 as a research analyst. Ms. Pardo has held a number of positions at J.P. Morgan including managing equity and convertible funds and large- cap equity portfolios for individual clients and institutional investors.


o Alexandra Wells, Vice President of the Adviser. Ms. Wells is a portfolio manager in the Small Cap Equity Group. She joined J.P. Morgan in 1992 initially working as an analyst in the Equity Research department before moving to the Equity and Balanced Group as a portfolio manager in 1995. Ms. Wells transferred to the Adviser's London office in 1997 where she spent a year as a portfolio manager responsible for U.S. equities before joining the Small Cap Equity Group in March, 1998.


J.P. Morgan Select Equity Portfolio

o Thomas M. Luddy, Managing Director of the Adviser. Mr. Luddy is Head of U.S. Equity Research. A J.P. Morgan employee since 1976, Mr. Luddy has held numerous key positions in the firm, including such roles as, Global Head of Equity and Chief Investment Officer. He started as an equity research analyst, becoming a portfolio manager in 1982 and has managed portfolios in his various roles for most of the past 18 years.


o James Russo, Vice President of the Adviser. Mr. Russo is a portfolio manager in the Adviser's Equity Group. A J.P. Morgan employee since 1994, Mr. Russo previously served in the equity research group as an analyst covering consumer cyclical stocks.



LORD, ABBETT & CO. ("Lord Abbett"), 90 Hudson Street, Jersey City, NJ 07302, is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income and Lord Abbett Growth Opportunities of the Trust. Lord Abbett has been an investment manager for 70 years and as of September 30, 2000 managed approximately $34.9 billion in a family of mutual funds and other advisory accounts.


Lord Abbett Bond Debenture Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team, the other senior members of which include Richard Szaro, Michael Goldstein and Thomas Baade. Messrs. Towle and Szaro have been with Lord Abbett since 1988 and 1983, respectively. Mr. Goldstein has been with Lord Abbett since 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997. Mr. Baade joined Lord Abbett in 1998; prior to that he was a credit analyst with Greenwich Street Advisors.



Lord Abbett Mid-Cap Value Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward K. von der Linde, Investment Manager, heads the team, the other senior members are Eileen Banko, Howard Hansen, and David Builder. Both Mr. von der Linde , Ms. Banko, and Mr. Hansen have been with Lord Abbett for more than five years. Mr. Builder joined Lord Abbett in 1998; prior to that he was an analyst at Bear Stearns from 1996 to 1998 and at Weiss, Peck & Greer from 1994 to 1995.



Lord Abbett Developing Growth Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Stephen J. McGruder, Partner of Lord Abbett, heads the team, the other senior members include Lesley-Jane Dixon and Rayna Lesser. Mr. McGruder and Ms. Dixon have been with Lord Abbett since 1995; Ms. Lesser has been with Lord Abbett since 1996. Ms. Lesser joined Lord Abbett directly from Barnard College.



Lord Abbett Growth and Income Portfolio


o Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris and Hudson, Partners of Lord Abbett, have been with Lord Abbett for more than five years. Mr. Salzman joined Lord Abbett in 1997; prior to that he was a Vice President with Mutual of America Capital Corp. from 1996 to 1997, and was a Vice President at Michell Hutchins Asset Management Inc. from 1986 to 1996.



Lord Abbett Growth Opportunities Portfolio

o Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Portfolio's investments. The senior members of the team include Kevin P. Ferguson, Stephen J. McGruder and Frederic D. Ohr . Mr. Ferguson joined Lord Abbett in 1999. From 1992 until 1999, Mr. Ferguson was a Portfolio Manager/Senior Vice President at Lynch & Mayer, Inc. Mr. McGruder, Partner of Lord Abbett, has been with Lord Abbett since 1995. Mr. Ohr joined Lord Abbett in 1998. Before joining Lord Abbett, Mr. Ohr was a Vice President and Senior Analyst with Chase Asset Management from 1991 to 1998.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Lord Abbett Growth Opportunities Portfolio and the Lord Abbett Growth Opportunities Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Lord Abbett, performance information regarding the Lord Abbett Growth Opportunities Fund is presented. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the Lord Abbett Growth Opportunities Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Class A shares on 8/1/95 through 12/31/00 with the Russell Mid Cap Growth Index and the S&P Mid Cap 400 Index. The Russell Mid Cap Growth Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. The S&P 400 Mid Cap Index is an unmanaged market weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/00
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year         Since Inception
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -
Class A shares (with sales charge)

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -
Class A shares (without sales charge)

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Mid Cap Growth Index

------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index

------------------------------------------------------------ ------------------ ------------------- ------------------



Firstar Investment Research & Management Company, LLC ("FIRMCO"), Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, is the Adviser to the Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity Portfolios of the Trust. FIRMCO is a subsidiary of Firstar Corporation. As of September 30, 2000, FIRMCO had approximately $30 billion in assets under investment management.


Firstar Balanced Portfolio

o Robert Bernstein, CFA, an Investment Officer of the Adviser, joined Firstar Corporation in 1992 and has over 20 years investment management experience, both as a research analyst and portfolio manager. He is currently a member of the Equity Management Committee.

Firstar Equity Income Portfolio


o Joseph Belew, a Vice President of the Adviser, joined Firstar Corporation in 1979 and has over 21 years investment management experience .



Firstar Growth & Income Equity Portfolio

o Marian Zentmyer, CFA, joined Firstar Corporation as a financial planning and research analyst in 1982 and became an equity fund manager in 1989. She has 21 years of investment management experience and was named Chief Equity Investment Officer of FIRMCO in 1998.


BLACKROCK ADVISORS, INC. ("BlackRock"), 345 Park Avenue, New York, New York, 10154, is the Adviser to the BlackRock Equity and BlackRock U.S. Government Income Portfolios of the Trust. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. which is, in turn, a subsidiary of PNC Bank, N.A. ("PNC")
BlackRock, Inc. is a fully integrated money management firm with global fixed income, equity and cash management capabilities. As of September 30, 2000, BlackRock, Inc. and its subsidiaries managed or administered approximately $191 billion in assets.


BlackRock Equity Portfolio


o R. Andrew Damm, Managing Director. Mr. Damm specializes in large cap growth and core equity products. He is also responsible for risk modeling and quantitative analysis. Prior to joining BlackRock in July, 2000, Mr. Damm was with PNC Asset Management Group. He joined PNC in 1995 as Senior Investment Strategist, responsible for managing the equity portion of balanced portfolios and the asset allocation for PNC's blended portfolio products. Previously he was a portfolio manager with PNC's Investment Management and Trust Division.


BlackRock U.S. Government Income Portfolio


o Scott Amero, Managing Director. Mr. Amero joined BlackRock in 1990 and has been a Managing Director since March, 1998. Mr. Amero is also a member of the Adviser's Investment Strategy Committee and a Vice President for BlackRock's family of closed-end mutual funds and the Smith Barney Adjustable Rate Government Income Fund.


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Center, 34th Floor, New York, New York 10048-0203, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has operated as an investment adviser since January 1960. Oppenheimer (including subsidiaries) managed more than $120 billion in assets as of September 30, 2000, including other Oppenheimer funds with more than 5 million shareholder accounts.

o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Oppenheimer Capital Appreciation Portfolio and the Oppenheimer Capital Appreciation Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Oppenheimer, performance information regarding the Oppenheimer Capital Appreciation Fund is presented. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

The table below compares the Oppenheimer Capital Appreciation Fund's average annual compounded total returns for the 1-,5- and 10-year periods through 12/31/00 with the S & P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

---------------------------------------------------- -----------------------------------------------------------------
                                                                Average Annual Total Return as of 12/31/00
---------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
                                                            1 Year                5 Year                10 Year

---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
Oppenheimer Capital Appreciation Fund - Class A
shares (with sales charge)
---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
Oppenheimer Capital Appreciation Fund - Class A
shares (without sales charge)
---------------------------------------------------- --------------------- ---------------------- --------------------
---------------------------------------------------- --------------------- ---------------------- --------------------
 S & P 500 Index

---------------------------------------------------- --------------------- ---------------------- --------------------


PUTNAM INVESTMENT  MANAGEMENT,  LLC ("Putnam"),  One Post Office Square, Boston,
Massachusetts, 02109 is the Adviser to the Putnam Research Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of September 30, 2000, Putnam had approximately $406 billion in assets under investment management.

o                 Putnam's    Global   Equity    Research   Team   has   primary
                  responsibility for the day-to-day management of the Portfolio.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Putnam Research Portfolio and the Putnam Research Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Fund is presented.
Management fees paid by the Putnam Research Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Research Fund, the average annual return during the periods would have been approximately 0.19% lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam
Research Fund, as a percentage of average net asset, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the Putnam Research Fund's average annual compounded total returns for the 1-, 5- and 10- year periods through 12/31/00 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts.
These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Putnam Research Fund -
Class A shares (with sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Putnam Research Fund -
Class A shares (without sales charge)
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index

-------------------------------------------------- ---------------------- ---------------------- ---------------------


PACIFIC INVESTMENT  MANAGEMENT COMPANY LLC ("PIMCO"),  840 Newport Center Drive,
Newport Beach,  California  92660,  is the Adviser to the PIMCO Total Return and
PIMCO Money  Market  Portfolios  of the Trust.  PIMCO is a  subsidiary  of PIMCO
Advisors L.P., which in turn, is controlled by Allianz AG, a European-based, multinational insurance and financial services holding company. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO had approximately $272 billion in assets under arrangement.

PIMCO Total Return Portfolio

o William H. Gross, is a Managing Director, the Chief Investment Officer and a founding partner of PIMCO.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Total Return  Portfolio  and the PIMCO Total Return Fund have substantially similar investment objectives, policies, and strategies. Since the
Portfolio commenced  operations in February 2001, it does not have any operating history.  In order to provide  you with  information  regarding  the  investment capabilities of PIMCO,  performance information regarding the PIMCO Total Return
Fund is presented.  Management fees paid by the PIMCO Total Return Fund are less than the  fees  paid by the  Portfolio.  If the same  level of  management  fees charged to the  Portfolio  had been charged to the PIMCO Total Return Fund,  the average  annual return during the periods  would have been  approximately  0.25%
lower than the numbers set forth  below.  This result  assumes  that the current management  fee paid by the PIMCO Total Return Fund,  as a percentage of average net assets,  applied to all prior periods.  Such performance  information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the PIMCO Total Return Fund's average annual compounded total returns for the 1-,5- and 10-year periods through 12/31/00 with the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond
Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year.
An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Total Return Fund -
Institutional shares

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Brothers Aggregate Bond Index

-------------------------------------------------- ----------------------- ---------------------- --------------------


PIMCO Money Market Portfolio

o Paul A. McCulley, Managing Director. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining
                  PIMCO, Mr. McCulley was associated with Warburg Dillion Reed as a Managing Director from 1992 to 1999 and Head of Economic and Strategy Research for the Americas from 1995 to 1999, where he managed macro research world-wide.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Money Market  Portfolio  and the PIMCO Money Market Fund have substantially similar investment objectives, policies, and strategies. Since the
Portfolio commenced  operations in February 2001, it does not have any operating history.  In order to provide  you with  information  regarding  the  investment capabilities of PIMCO,  performance information regarding the PIMCO Money Market
Fund is presented.  Management fees paid by the PIMCO Money Market Fund are less than the  fees  paid by the  Portfolio.  If the same  level of  management  fees charged to the  Portfolio  had been charged to the PIMCO Money Market Fund,  the average  annual return during the periods  would have been  approximately  0.35%
lower than the numbers set forth  below.  This result  assumes  that the current management  fee paid by the PIMCO Money Market Fund,  as a percentage of average net assets,  applied to all prior periods.  Such performance  information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the PIMCO Money Market Fund's average annual compounded total returns for the 1- and 5- year periods and since inception of the Institutional shares on 3/1/91 through 12/31/00 with Salomon 3-Month
Treasury Bill Index. This Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.
An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Money Market Fund -
Institutional shares

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Salomon 3-Month Treasury Bill

                                                                                                 *
-------------------------------------------------- ---------------------- ---------------------- ---------------------
*From 2/28/91

PIMCO Equity  Advisors,  a division of PIMCO Advisors L.P.  ("PIMCO  Advisors"),
1345 Avenue of the Americas, 50th Floor, New York, New York 10105 is the Adviser to the PIMCO Innovation Portfolio of the Trust. Organized in 1987, PIMCO
Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO Advisors had approximately $260 billion in assets under management.

o Dennis P. McKechnie, joined PIMCO Advisors in 1999 as a portfolio manager. From 1991 to 1999, he was a portfolio manager with Columbus Circle Investors, formerly a subsidiary of PIMCO Advisors.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Innovation Portfolio and the PIMCO Innovation Fund have substantially similar investment objectives, policies, and strategies. Since the portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of PIMCO Advisors, performance information regarding the PIMCO
Innovation Fund is presented. Management fees paid by the PIMCO Innovation Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Innovation Fund, the average annual return during the periods would be approximately 0.40% lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Innovation Fund, as a percentage of average net asset, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the PIMCO Innovation Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/22/94 through 12/31/00 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
PIMCO Innovations Fund -
Institutional shares

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index

                                                                                                 *
-------------------------------------------------- ---------------------- ---------------------- ---------------------
*From ____/94


MASSACHUSETTS  FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street,  Boston,
Massachusetts  02116,  is the Adviser to the MFS Mid Cap Growth and MFS Research
International Portfolios of the Trust. MFS is American's oldest mutual fund organization. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts
Investors Trust. Net assets under the management of the MFS organization were approximately $157.71 billion as of September 30, 2000.

MFS Mid Cap Growth Portfolio

o Mark Regan, Senior Vice President of the Adviser. Mr. Regan has been employed in the investment management area of the Adviser since 1989.

o David E. Sette-Ducati, Vice President of the Adviser. Mr. Sette-Ducati has been employed in the investment management area of the Adviser since 1995.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The MFS Mid Cap Growth  Portfolio  and the MFS Mid Cap Growth Fund have substantially similar investment objectives, policies, and strategies. Since the
Portfolio commenced  operations in February 2001, it does not have any operating
history.  In  order  to  provide  you  with  information   regarding  investment
capabilities of MFS,  performance  information  regarding the MFS Mid Cap Growth
Fund is presented.  Such performance information should not be relied upon as an indication of the future performance of the Portfolio.

         The table below compares the MFS Mid Cap Growth Fund's average annual compounded total returns for the 1- and 5- year periods and from inception on 12/1/93 through 12/31/00 with the Russell Mid Cap Growth Index. The
Russell Mid Cap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index.
The Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses.
It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- ----------------------------------------------------------------------------
                                                                   Average Annual Total Return as of 12/31/00

-------------------------------------------------- ----------------------------------------------------------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
                                                           1 Year                  5 Year                Since Inception
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
MFS Mid Cap Growth Fund -
Class A shares (with sales charge)

-------------------------------------------------- ----------------------- ----------------------- ----------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
MFS Mid Cap Growth Fund -
Class A shares (without sales charge)

-------------------------------------------------- ----------------------- ----------------------- ----------------------------
-------------------------------------------------- ----------------------- ----------------------- ----------------------------
Russell Mid Cap Growth Index

-------------------------------------------------- ----------------------- ----------------------- ----------------------------



MFS Research International Portfolio

o The Portfolio is managed by a committee of investment research analysts under the general supervision of David A. Antonelli, Senior Vice President and the Director of International Equity Research. Mr. Antonelli has been employed in the investment management area of MFS since 1991.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The  MFS  Research   International   Portfolio  and  the  MFS  Research
International Fund have substantially similar investment  objectives,  policies, and strategies.  Since the Portfolio  commenced  operations in February 2001, it does not have any operating  history.  In order to provide you with  information regarding investment  capabilities of MFS, performance information regarding the
MFS Research  International  Fund is  presented.  Such  performance  information should not be relied  upon as an  indication  of the future  performance  on the
Portfolio.

         The table below compares the MFS Research International Fund's average annual compounded total returns for the one year period and from inception on 1/2/97 through 12/31/00 with the MSCI EAFE Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
                                                                1 Year                       Since Inception
-------------------------------------------------- --------------------------------- ---------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
MFS Research International Fund -
Class A shares (with sales charge)
-------------------------------------------------- --------------------------------- ---------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
MFS Research International Fund -
Class A shares (without sales charge)
-------------------------------------------------- --------------------------------- ---------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------
MSCI EAFE Index

-------------------------------------------------- --------------------------------- ---------------------------------

         JANUS CAPITAL  CORPORATION,  ("JANUS"),  100 Fillmore  Street,  Denver,
Colorado 80206-4928,  is the Adviser to the Janus Aggressive Growth Portfolio of
the Trust.  Janus  began  serving as  investment  adviser in 1970 and  currently serves as investment  adviser to all of the Janus funds, acts as sub-adviser for a number of  private-label  mutual funds and provides  separate account advisory
services  for  institutional  accounts.   Janus  is  a  subsidiary  of  Stilwell
Financial,  Inc. As of September 30, 2000, Janus managed approximately $307.6 in assets.

o Claire Young, Executive Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. She previously served as an assistant portfolio manager of Janus Growth and Income Fund and Janus Twenty Fund. Ms. Young joined Janus in January, 1992.


         The Janus Aggressive Growth Portfolio and the Janus Olympus Fund have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Janus, performance information regarding the Janus Olympus Fund is presented. Such performance information should not be relied upon as an indication of the future performance on the Portfolio.

         The table below compares the Janus Olympus Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/00 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts.
These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/00
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Janus Olympus Fund

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index

-------------------------------------------------- ---------------------- ---------------------- ---------------------

Distribution Plans


         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

         The separate accounts of MetLife are the record owner of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner or Plan participant. The legal rights of you, the Contract owner or Plan participant, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from the Contract owners or Plan participants when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners and Plan participants. Please see "Voting Rights" in the prospectus for the Contracts or Plans accompanying this Prospectus for more information on your voting rights.

Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once (except in the case of the PIMCO Money Market Portfolio whose dividends are declared daily and paid monthly) a year and not to you, the Contract owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract or Plan prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and to qualified pension and retirement plans. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the respective prospectuses for the Contracts.


         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectuses for the Contracts.


         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares


         The Trust does not sell its shares directly to the public. The Trust continuously sells shares of each Portfolio only to the separate accounts of MetLife and to qualified pension and profit-sharing plans. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.


Purchase and Redemption of Shares


         MetLife Investors Distribution Company, is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.


         Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Plans or Contracts, as described in the product prospectus.)

Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the Exchange is open.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for the assets of the PIMCO Money Market Portfolio and other Portfolios' money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees.

         The assets of the PIMCO Money Market Portfolio are valued on a basis (amortized cost) designed to maintain the net asset value at $1.00 per share. Money market instruments of the Trust's other Portfolios maturing in 60 days or less, are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS


         The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information with respect to the Portfolios other than BlackRock Equity Portfolio and BlackRock U.S.
Government Income Portfolio for the years or periods ended on or prior to December 31, 1999 has been audited by KPMG LLP, whose report, along with each Portfolio's financial statements, is included in the Annual Report of Cova Series Trust (the funds of which are predecessors of the Portfolios), which is available upon request. The information for the six-month period ended June 30, 2000 is unaudited and is included in Cova Series Trust's Semi-Annual Report, which is available upon request. The information with respect to BlackRock Equity Portfolio and BlackRock U.S. Government Income Portfolio for the years ended July 31, 1999 and July 31, 2000 has been audited by Deloitte & Touche LLP. For the years 1996 through 1998, other independent accountants have audited this information. Deloitte & Touche LLP's report, along with each Portfolio's financial statements, is included in the Annual Report of Security First Trust (the funds of which are predecessors of the Portfolios), which is available upon request.

BlackRock Equity Portfolio*

                                                                      FOR THE YEARS ENDED JULY 31,
                                             2000              1999               1998               1997              1996
Operating performance:
Net asset value at beginning of year....     $8.54              $8.57              $8.18             $6.05              $5.70
Net investment income................        $.02              $0.06              $.07               $.09              $.10
Net realized and unrealized gains
(losses) on
Investments..........................        $.68              $1.42              $1.04             $2.60              $.46
Total income/(loss) from investment
operations...........................        $.70              $1.48              $1.11             $2.69              $.56
Distributions:
Dividends from net investment income....    (.05)              (.07)              (.08)             (.11)              (.05)
Distributions from realized capital
gains................................       (.26)               (1.44)              (.64)             (.45)              (.16)
Total distributions..................       (.31)               (1.51)              (.72)             (.56)              (.21)
Net asset value at, end of year......       $8.93              $8.54              $8.57             $8.18              $6.05
Total return(1)......................       8.20%             17.27%             13.57%             44.46%             9.82%
Ratios to average net assets/
supplemental data:
Ratio of operating expenses to
average net assets ..................        .80%              .81%               .91%+             1.00%+             1.00%
Ratio of net investment income to
average net assets...................        .31%              .72%               .86%+             1.56%+             2.24%
Ratio of net expenses to average net
assets ..............................
Portfolio turnover rate..............        83%                23%                87%               55%                88%
Net assets, end of year..............    $59,015,427        $58,313,162        $54,803,152       $47,571,469        $20,701,776


         * On  February  5,  2001,  the  Portfolio  received,  through a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the BlackRock  Equity  Series,  a portfolio of Security
         First  Trust,  that  followed  the  same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor  BlackRock  Equity  Series whose fiscal year ends were July
         31.

         (1) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

         + The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .98% and .81% and 1.05% and 1.51% for 1998 and 1997 respectively.





BlackRock U.S. Government Income Portfolio*

                                                                     FOR THE YEARS ENDED JULY 31,
                                             2000              1999               1998              1997              1996
Operating performance:
Net asset value at beginning of year...      $5.10              $5.45             $5.36             $5.15             $5.13
Net investment income................        $.30              $.30               $.27              $.23              $.18
Net realized and unrealized gains
(losses) on investments..............       $(.01)            $(.24)              $.06              $.20              $.04
Total increase/(loss) from
investment operations................        $.29              $.06               $.33              $.43              $.22
Distributions:
Dividends from net investment income...      (.29)              (.31)             (.24)             (.22)             (.19)
Distributions from realized capital
gains........................................---                 (.10)              ---               ---              (.01)
Total distributions.........................(.29)                (.41)             (.24)             (.22)             (.20)
Net asset value, end of
Year.................................       $5.10              $5.10             $5.45             $5.36             $5.15
Total return(1)......................       5.69%              1.10%             6.16%             8.35%             4.29%
Ratios to average net assets/
supplemental data:

Ratio of operating expenses to
average net assets ..................        .71%              .71%              .66%+             .70%+              .70%
Ratio of net investment income to
average net assets...................       5.85%              5.37%             5.53%+            5.68%+            5.38%

Portfolio turnover rate..............        159%              307%               103%              62%               148%
Net assets, end of year..............    $32,520,049        $32,312,549       $34,090,919       $28,889,460       $14,888,824


         * On  February  5,  2001,  the  Portfolio  received,  through a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the BlackRock U.S. Government Income Series, a portfolio of Security First Trust, that followed the same investment objective as the Portfolio.  The  information for each of the periods is that of the predecessor  BlackRock U.S.  Government Income Series whose fiscal year ends were July 31.

         (1) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

         + The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .90% and 5.27% and 1.04% and 5.34% for 1998 and 1997 respectively.





J.P. Morgan Quality Bond Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                          Six Months                                               For the period from May 1,
                                        Ended June 30,                                                1996 (date of initial
                                              2000                                                     public offering) to
                                          (Unaudited)                                                   December 31, 1996
                                                              1999         1998          1997

NET ASSET VALUE, BEGINNING OF PERIOD..       $10.669         $11.020       $10.405      $10.082                $9.897
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.386           0.459         0.490        0.446                 0.459
Net realized and unrealized gains
(losses)..............................      (0.001)         (0.631)        0.365        0.452                 0.102
TOTAL FROM INVESTMENT OPERATIONS......       0.385          (0.172)        0.855        0.898                 0.561

DISTRIBUTIONS:
Dividends from net investment income....    (0.647)         (0.119)       (0.240)      (0.531)               (0.376)
Dividends from net realized gains.......      ---           (0.060)         ---        (0.044)                 ---
TOTAL DISTRIBUTIONS...                      (0.647)         (0.179)       (0.240)      (0.575)               (0.376)
NET ASSET VALUE, END OF PERIOD........      $10.407         $10.669       $11.020      $10.405               $10.082
TOTAL RETURN..........................       3.65%+         (1.54)%        8.37%        9.06%                 5.68%+

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions).............................       $91.4           $95.6         $45.8        $18.6                  $5.8
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................      0.63%++          0.64%         0.65%        0.65%                0.65%++
Net investment income.................      6.47%++          5.67%         5.59%        5.92%                5.94%++
PORTFOLIO TURNOVER RATE...............     135.5%+          369.5%       255.4%        163.7%               181.3%+

(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                         0.72%++          0.71%         0.86%        1.08%                1.52%++
Ratio of Net Investment Income to
Average Net Assets:
                                            6.38%++          5.60%         5.38%        5.49%                5.07%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Quality Bond  Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Quality Bond Portfolio.

+        Non-annualized

++       Annualized

(1)      Amount is less than 0.00%






J.P. Morgan Small Cap Stock Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                          Six Months                                               For the period from May 1,
                                             Ended                                                    1996 (date of initial
                                         June 30, 2000                                                 public offering) to
                                          (Unaudited)                                                   December 31, 1996
                                                              1999         1998          1997
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $17.269         $11.982       $13.105      $10.922               $10.512
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME.................
                                             0.000+          0.015         0.051        0.057                 0.057
Net realized and unrealized gains
(losses)..............................       0.119           5.307        (0.722)       2.217                 0.843
TOTAL FROM INVESTMENT OPERATIONS......       0.119           5.322        (0.671)       2.274                 0.900

DISTRIBUTIONS:
Dividends from net investment income....     ---+          (0.035)       (0.017)      (0.055)               (0.055)
Dividends from net realized gains.......   (0.688)           ---         (0.435)      (0.036)               (0.435)
TOTAL DISTRIBUTIONS.....................   (0.688)          (0.035)       (0.452)      (0.091)               (0.490)
NET ASSET VALUE, END OF PERIOD........     $16.700         $17.269       $11.982      $13.105               $10.922
TOTAL RETURN..........................      0.80%++          44.56%       (5.40)%       20.89%               8.65%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $113.2          $109.3        $78.2        $59.8                 $14.7
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      1.03%+++         1.05%         0.95%        0.95%                0.95%+++
Net investment income.................    0.00%+++(1)        0.11%         0.45%        0.56%                0.87%+++
PORTFOLIO TURNOVER RATE...............     5.74%++          123.5%        62.4%        79.1%                102.4%++
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            1.09%         1.12%        1.39%                2.68%+++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.07%         0.28%        0.12%               (0.86%)+++



*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Small  Cap Stock  Portfolio,  a  portfolio  of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Small Cap Stock Portfolio.

+        Less than $.0005 per share

++       Non-annualized

+++      Annualized

(1)      Amount is less than 0.00%

N/A      Not Applicable






J.P. Morgan Enhanced Index Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                          Six Months                                               For the period from May 1,
                                             Ended                                                    1996 (date of initial
                                         June 30, 2000                                                 public offering) to
                                          (Unaudited)                                                   December 31, 1996
                                                              1999         1998          1997

NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $20.675         $18.115       $13.845      $11.112               $10.003
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.055           0.105         0.098        0.113                 0.124
Net realized and unrealized gains
(losses)..............................      (0.507)          3.057         4.357        3.560                 1.304
TOTAL FROM INVESTMENT OPERATIONS......     (0.452)          3.162         4.455        3.673                 1.428
DISTRIBUTIONS:
Dividends from net investment income...    (0.125)         (0.026)       (0.043)      (0.118)               (0.122)
Distributions from net realized gains..    (1.554)         (0.576)       (0.142)      (0.822)               (0.197)
TOTAL DISTRIBUTIONS....................    (1.679)         (0.602)       (0.185)      (0.940)               (0.319)
NET ASSET VALUE, END OF PERIOD........     $18.544         $20.675       $18.115      $13.845               $11.112
TOTAL RETURN..........................      (2.15%)+         17.64%       32.31%        33.25%               14.35%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $276.3          $263.1       $103.8        $32.3                 $16.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      0.74%++          0.75%         0.75%        0.75%                0.75%++
Net investment income.................      0.71%++          0.75%         0.77%        0.99%                1.56%++
PORTFOLIO TURNOVER RATE...............       30.1%+          63.2%         62.4%        59.5%                 35.5%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            0.76%         0.94%        1.08%                1.23%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.74%         0.58%        0.66%                1.08%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Large  Cap Stock  Portfolio,  a  portfolio  of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Large Cap Stock Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan Select Equity Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        Six Months Ended                                           For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                                                                                        December 31, 1996
                                                              1999         1998          1997

NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $16.112         $16.076       $13.966      $10.742               $10.084
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.034           0.074         0.091        0.078                 0.081
Net realized and unrealized gains
(losses)..............................      (0.197)          1.451         2.983        3.294                 0.771
TOTAL FROM INVESTMENT OPERATIONS......      (0.163)          1.525         3.074        3.372                 0.852
DISTRIBUTIONS:
Dividends from net investment income...     (0.079)         (0.043)       (0.046)      (0.077)               (0.081)
Distributions from net realized gains....   (1.053)         (1.446)       (0.918)      (0.071)               (0.113)
TOTAL DISTRIBUTIONS.....................    (1.132)         (1.489)       (0.964)      (0.148)               (0.194)
NET ASSET VALUE, END OF PERIOD........      $14.817         $16.112       $16.076      $13.966               $10.742
TOTAL RETURN..........................      (0.97%)+         9.71%        22.56%        31.55%                8.52%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $245.9          $249.7       $197.8        $106.9                $23.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      0.76%++          0.77%         0.78%        0.83%                0.85%++
Net investment income.................      0.46%++          0.55%         0.68%        0.81%                1.35%++
PORTFOLIO TURNOVER RATE...............       4.6%+           133.8%       182.9%        134.8%               123.9%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to

Average Net Assets:                           N/A             N/A          0.86%        1.00%                1.70%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A             N/A          0.60%        0.64%                0.50%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Select Equity Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Select Equity Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan International Equity Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        Six Months Ended                                           For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                                                                                        December 31, 1996
                                                              1999         1998          1997
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $16.225         $12.857       $11.472      $10.959               $10.215
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.056           0.083         0.117        0.122                 0.096
Net realized and unrealized gains
(losses)..............................      (0.723)          3.534         1.491        0.539                 0.755
TOTAL FROM INVESTMENT OPERATIONS......      (0.667)          3.617         1.608        0.661                 0.851
DISTRIBUTIONS:
Dividends from net investment income....    (0.066)         (0.068)       (0.220)      (0.137)               (0.086)
Distributions from net realized gains..     (0.962)         (0.181)       (0.003)      (0.011)               (0.021)
TOTAL DISTRIBUTIONS....................     (1.028)         (0.249)       (0.223)      (0.148)               (0.107)
NET ASSET VALUE, END OF PERIOD.......       $14.530         $16.225       $12.857      $11.472               $10.959
TOTAL RETURN..........................      (4.08%)+         28.52%       14.07%        5.96%                 8.44%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $137.7          $138.1       $104.5        $68.8                 $15.6
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      1.15%++          1.10%         0.91%        0.95%                0.95%++
Net investment income.................      0.80%++          0.62%         0.97%        1.35%                1.43%++
PORTFOLIO TURNOVER RATE...............      56.3%+          82.8%         74.0%        74.1%                 48.2%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            1.15%         1.09%        1.53%                3.80%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.57%         0.79%        0.77%               (1.42%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the International Equity Portfolio,  a portfolio of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor International Equity Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






Lord Abbett Bond Debenture Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        Six Months Ended                                           For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                                                                                        December 31, 1996
                                                              1999         1998          1997
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $12.475         $12.381       $12.112      $10.970               $10.098
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.509           0.710         0.682        0.544                 0.345
Net realized and unrealized gains
(losses)..............................      (0.333)         (0.293)        0.072        1.147                 0.949
TOTAL FROM INVESTMENT OPERATIONS......      0.176           0.417         0.754        1.691                 1.294
DISTRIBUTIONS:
Dividends from net investment income...     (0.832)         (0.244)       (0.349)      (0.549)               (0.342)
Distributions from net realized gains...      ----          (0.079)       (0.136)        ----                (0.080)
TOTAL DISTRIBUTIONS....................     (0.832)         (0.323)       (0.485)      (0.549)               (0.422)
NET ASSET VALUE, END OF PERIOD........      $11.819         $12.475       $12.381      $12.112               $10.970
TOTAL RETURN..........................       1.47%+          3.40%         6.26%        15.63%               12.89%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $165.2          $170.2       $120.0        $55.4                  $7.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................      0.85%++          0.85%         0.85%        0.85%                0.85%++
Net investment income.................      8.01%++          6.74%         6.58%        6.68%                7.26%++
PORTFOLIO TURNOVER RATE...............       34.7%+          46.7%         84.7%        100.3%                58.1%+

(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                         0.87%++          0.86%         0.93%        1.07%                2.05%++
Ratio of Net Investment Income to
Average Net Assets:
                                            7.99%++          6.73%         6.50%        6.46%                6.06%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The information for each of the periods is that of the predecessor Bond
         Debenture Portfolio.

+        Non-annualized

++       Annualized






Lord Abbett Mid-Cap Value Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                       For the period from
                                                         Six months ended                                August 20, 1997
                                                          June 30, 2000                                  (Commencement of
                                                           (unaudited)                               operations) to December
                                                                               1999         1998             31, 1997
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.168          $10.583     $10.481             $10.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................        0.028            0.042       0.032               0.010
Net realized and unrealized gains (losses)............        1.956            0.557       0.087               0.481
TOTAL FROM INVESTMENT OPERATIONS......................        1.984            0.599       0.119               0.491
DISTRIBUTIONS:
Dividends from net investment income.........................(0.039)          (0.014)     (0.017)             (0.010)
Distributions from net realized gains........................(0.082)           ----         ----               ----
TOTAL DISTRIBUTIONS..........................................(0.121)          (0.014)     (0.017)             (0.010)
NET ASSET VALUE, END OF PERIOD........................       $13.031          $11.168     $10.583             $10.481
TOTAL RETURN..........................................       17.72%+           5.71%       1.11%              4.90%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............        $39.0            $29.4       $18.3               $2.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.30%++           1.25%       1.10%              1.10%++
Net investment income.................................       0.58%++           0.50%       0.44%              0.97%++
PORTFOLIO TURNOVER RATE...............................        47.8%+           64.3%       41.0%               1.5%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.31%++         1.41%        1.68%             8.41%++
Ratio of Net Investment Income to Average Net Assets:
                                                                0.57%++         0.34%       (0.14%)           (6.34%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Mid-Cap Value Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Mid-Cap Value Portfolio.

+        Non-annualized

++       Annualized

Lord Abbett Developing Growth Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                       For the period from
                                                         Six months ended                                August 20, 1997
                                                          June 30, 2000                                  (Commencement of
                                                           (unaudited)                               operations) to December
                                                                                                             31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $14.885          $11.241     $10.549             $10.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................       (0.041)          (0.073)     (0.025)              0.002
Net realized and unrealized gains (losses)............       (1.734)           3.717       0.723               0.549
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (1.775)           3.644       0.698               0.551
DISTRIBUTIONS:
Dividends from net investment income.......................... ----            ----         ----              (0.002)
Distributions from net realized gains........................(0.673)           ----       (0.006)              ----
TOTAL DISTRIBUTIONS..........................................(0.673)           ----       (0.006)             (0.002)
NET ASSET VALUE, END OF PERIOD........................       $12.437          $14.885     $11.241             $10.549
TOTAL RETURN..........................................      (11.78%)+         32.47%+      6.60%              5.52%*
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............        $40.8            $33.6       $15.9               $1.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.23%++           1.15%       1.00%              1.00%++
Net investment income.................................      (0.71%)++         (0.73%)     (0.47%)             0.18%++
PORTFOLIO TURNOVER RATE...............................        26.0%+           53.2%       18.7%               9.1%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.23%++         1.34%        1.70%             9.00%++
Ratio of Net Investment Income to Average Net Assets:
                                                               (0.71%)++       (0.92%)      (1.17%)           (7.82%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the  Developing  Growth  Portfolio,  a portfolio of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Developing Growth Portfolio.

+        Non-annualized

++       Annualized


Lord Abbett Growth and Income Portfolio*

                                                                                        For the period from January
                                                                                          8, 1999 (Commencement of

                                                            Six months ended June 30,          operations) to
                                                                       2000                   December 31, 1999
                                                                   (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                     $24.071                       $21.603
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................            0.173                         0.274
Net realized and unrealized gains (losses)................           (0.688)                        2.194
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                     (0.515)                        2.468
DISTRIBUTIONS:
Dividends from net investment income..........................       (0.283)                        ----
Distributions from net realized gains.........................       (0.393)                        ----
TOTAL DISTRIBUTIONS...........................................       (0.676)                        ----
NET ASSET VALUE, END OF PERIOD............................           $22.880                       $24.071
TOTAL RETURN..............................................           (2.17%)+                      11.38%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................            $839.4                       $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................           0.70%++                       0.70%++
Net investment income.....................................           1.43%++                       1.24%++
PORTFOLIO TURNOVER RATE...................................            28.6%+                       70.8%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                       N/A                           N/A
Ratio of Net Investment Income to Average Net Assets:
                                                                       N/A                           N/A

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust,  that followed the same  investment  objective as the Portfolio.  The  information for each of the periods is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable


Firstar Balanced Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                     For the period from July

                                                         Six months ended                            1, 1997 (Commencement of
                                                          June 30, 2000                              operations) to December
                                                           (unaudited)                                       31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.858          $11.398     $10.389             $10.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................        0.135            0.232       0.223               0.123
Net realized and unrealized gains/(losses)............       (0.136)           0.581       1.152               0.477
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (0.001)           0.813       1.375               0.600
DISTRIBUTIONS:
Dividends from net investment income.........................(0.001)          (0.233)     (0.222)             (0.124)
Distributions from net realized gains........................(0.080)          (0.120)     (0.144)             (0.087)
TOTAL DISTRIBUTIONS..........................................(0.081)          (0.353)     (0.366)             (0.211)
NET ASSET VALUE, END OF PERIOD........................       $11.776          $11.858     $11.398             $10.389
TOTAL RETURN..........................................        0.01%+           7.14%       13.31%             6.01%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............         $9.9            $9.7         $4.6               $1.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.10%++           1.10%       1.10%              1.10%++
Net investment income.................................       2.36%++           2.52%       2.54%              2.74%++
PORTFOLIO TURNOVER RATE...............................        23.3%+           27.4%       36.0%              13.6%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.82%++         2.06%        3.08%             3.81%++
Ratio of Net Investment Income to Average Net Assets:
                                                                1.64%++         1.56%        0.56%             0.03%++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the  Balanced  Portfolio,  a  portfolio  of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Balanced Portfolio.

+        Non-annualized

++       Annualized






Firstar Equity Income Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                     For the period from July

                                                        Six months ended                             1, 1997 (Commencement of
                                                          June 30, 2000                              operations) to December
                                                           (unaudited)                                       31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.169          $11.626     $11.047             $10.000
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.................................        0.093            0.194       0.167               0.074
Net realized and unrealized gains (losses)............       (0.439)           0.107       0.862               1.192
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (0.346)           0.301       1.029               1.266
DISTRIBUTIONS:
Dividends from net investment income.........................(0.002)          (0.190)     (0.167)             (0.074)
Distributions from net realized gains......................... ----           (0.568)     (0.283)             (0.145)
TOTAL DISTRIBUTIONS..........................................(0.002)          (0.758)     (0.450)             (0.219)
NET ASSET VALUE, END OF PERIOD........................       $10.821          $11.169     $11.626             $11.047
TOTAL RETURN..........................................       (3.11%)+          2.51%       9.35%              12.69%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............         $6.9            $7.0         $4.7               $1.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.10%++           1.10%       1.10%              1.10%++
Net investment income.................................       1.75%++           1.85%       1.79%              1.65%++
PORTFOLIO TURNOVER RATE...............................        27.4%+           58.8%       79.4%              17.9%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                               2.12%++         2.23%        2.69%             3.58%++
Ratio of Net Investment Income to Average Net Assets:
                                                               0.73%++         0.72%        0.20%            (0.83%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Equity Income Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Equity Income Portfolio.

+        Non-annualized

++       Annualized






Firstar Growth & Income Equity Portfolio*

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                                                     For the period from July

                                                             Six months                              1, 1997 (Commencement of
                                                            ended 6/30/00                            operations) to December
                                                             (unaudited)                                     31, 1997

                                                                               1999         1998
NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                               $13.788        $11.995     $10.710             $10.000
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................      0.019          0.049       0.057               0.033
Net realized and unrealized gains (losses)................     (0.255)         1.890       1.538               0.793
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                               (0.236)         1.939       1.595               0.826
DISTRIBUTIONS:
Dividends from net investment income..........................   ----         (0.049)     (0.058)             (0.032)
Distributions from net realized gains......................... (0.192)        (0.097)     (0.252)             (0.084)
TOTAL DISTRIBUTIONS........................................... (0.192)        (0.146)     (0.310)             (0.116)
NET ASSET VALUE, END OF PERIOD............................     $13.360        $13.788     $11.995             $10.710
TOTAL RETURN..............................................     (1.72%)+       16.17%       14.95%             8.26%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................      $16.4          $16.4        $9.1               $2.4
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................     1.10%++         1.10%       1.10%              1.10%++
Net investment income.....................................     0.29%++         0.45%       0.65%              0.87%++
PORTFOLIO TURNOVER RATE...................................      32.7%+         37.8%       57.5%              18.1%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                               1.51%++         1.59%       2.00%              3.51%++
Ratio of Net Investment Income to Average Net Assets:
                                                              (0.12%)++       (0.04%)     (0.25%)            (1.54%)++

*        On  February  5,  2001,  the  Portfolio  received,  through  a plan  of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Growth & Income  Equity  Portfolio,  a portfolio of
         Cova Series Trust,  that followed the same investment  objective as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Growth & Income Equity Portfolio.

+        Non-annualized

++       Annualized

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust

                                 1-800-848-3854

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.


                              SEC FILE # 811-10183

                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST


         This Statement of Additional Information provides supplementary information pertaining to shares of the twenty-three investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), a diversified, open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the
Prospectus  dated  .....................2001  (the  "Prospectus")  for the J. P.
Morgan  Quality Bond  Portfolio,  J.P.  Morgan Small Cap Stock  Portfolio,  J.P.
Morgan  Enhanced Index  Portfolio,  J.P.  Morgan Select Equity  Portfolio,  J.P.
Morgan International Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Developing Growth Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, Firstar Balanced Portfolio, Firstar Equity Income Portfolio, Firstar Growth & Income Equity Portfolio, BlackRock Equity Portfolio , BlackRock U.S. Government Income Portfolio, PIMCO Total Return Portfolio, PIMCO Money Market
Portfolio, PIMCO Innovation Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Putnam Research Portfolio, Janus Aggressive Growth Portfolio, and Oppenheimer Capital Appreciation Portfolio which may be obtained by writing the Trust at 610 Newport Center Drive, Suite 1350, Newport Beach California 92660 or by calling (800) 848-3854 Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.


         The   date   of   this   Statement   of   Additional   Information   is
 ...................2001.

                                Table of Contents

                                                                        Page




INVESTMENT OBJECTIVES AND POLICIES..........................................4
         Asset-Backed Securities............................................4
         Brady Bonds........................................................5
         Convertible Securities.............................................5
         Depositary Receipts................................................6
         Dollar Roll Transactions...........................................6
         Eurodollar and Yankee Dollar Obligations...........................7
         Floaters......................................................... 8
         Foreign Currency Transactions......................................8
         Foreign Securities................................................11
         Forward Commitments, When-Issued and Delayed Delivery Securities.14
         High Yield/High Risk Debt Securities...............................14
         Hybrid Instruments.................................................15
         Illiquid Securities.............................................. 16

         Interest Rate Transactions.........................................16
         Investment Grade Corporate Debt Securities.........................17
         Loans and Other Direct Indebtedness................................17
         Money Market Securities.......................................... 18

         Mortgage-Backed Securities....................................... 19

         Municipal Fixed Income Securities..................................21
         Options and Futures Strategies.....................................22
         Other Investment Companies....................................... 27

         Portfolio Turnover............................................... 28

         Preferred Stocks................................................. 28

         Real Estate Investment Trusts.................................... 29

         Repurchase Agreements............................................ 29

         Reverse Repurchase Agreements.................................... 29

         Rights and Warrants.............................................. 30

         Securities Loans................................................. 30

         Short Sales......................................................31

         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds......... 32

INVESTMENT RESTRICTIONS................................................... 32

         Fundamental Policies............................................. 32

         Non-Fundamental Policies......................................... 33

PERFORMANCE INFORMATION................................................... 35

         Total Return..................................................... 35

         Yield............................................................ 36

         Non-Standardized Performance..................................... 37

PORTFOLIO TRANSACTIONS.................................................... 37

MANAGEMENT OF THE TRUST................................................... 40

         Trustees and Officers............................................ 40

         Committees of the Board.......................................... 43

         Compensation of the Trustees..................................... 43

INVESTMENT ADVISORY AND OTHER SERVICES.................................... 44

         The Manager...................................................... 44

         The Advisers..................................................... 50

         The Administrator................................................ 53

         The Distributor.................................................. 53

         Code of Ethics................................................... 55

         Custodian........................................................ 55

         Transfer Agent................................................... 55

         Legal Matters.................................................... 55

         Independent Auditors............................................. 55

REDEMPTION OF SHARES...................................................... 55

NET ASSET VALUE........................................................... 56

FEDERAL INCOME TAXES...................................................... 57

ORGANIZATION AND CAPITALIZATION OF THE TRUST.............................. 59

FINANCIAL STATEMENTS...................................................... 62

APPENDIX................................................................... A-1


----------------------
         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus.


Asset-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Firstar Balanced, BlackRock Equity, BlackRock U.S. Government Income, Janus Aggressive Growth and PIMCO Total Return Portfolios)



         Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

         Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

         The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


Brady Bonds (J.P. Morgan Quality Bond , Lord Abbett Bond Debenture, Janus Aggressive Growth and PIMCO Total Return Portfolios)



         Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


Convertible Securities (All Portfolios except BlackRock U.S. Government Income , PIMCO Money Market and PIMCO Innovation Portfolios)


         A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


         Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Depositary Receipts (All Portfolios except J.P. Morgan Quality Bond, Lord Abbett Bond Debenture , BlackRock U.S. Government Income, PIMCO Money Market and PIMCO Total Return Portfolios)


         A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The J.P. Morgan Enhanced Index, J.P. Morgan Select Equity, J.P. Morgan Small Cap Stock, Firstar Equity Income, Firstar Balanced and Firstar Growth & Income Equity Portfolios will only invest in American Depositary Receipts. The J.P. Morgan Enhanced Index, J.P. Morgan Select Equity and J.P. Morgan Small Cap Stock Portfolios do not expect to invest more than 10% of their total assets in American Depository Receipts. Because American Depositary Receipts are listed on a U.S. securities exchange, the Portfolio's investment adviser does not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Dollar Roll Transactions (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture , BlackRock U.S. Government Income, PIMCO Money Market, PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation


Portfolios)

         The Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates, other mortgage-backed securities or other fixed income securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

         A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the Investment Company Act of 1940, as amended ("1940 Act") as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


Eurodollar and Yankee Dollar Obligations (J.P. Morgan Quality Bond, Firstar Balanced, Firstar Growth & Income Equity, BlackRock Equity , BlackRock U.S. Government Income, MFS Mid Cap Growth, PIMCO Total Return, Oppenheimer Capital Appreciation, Janus Aggressive Growth and MFS Research International Portfolios)



     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


Floaters (BlackRock U.S. Government Income , PIMCO Total Return and Janus Aggressive Growth Portfolios)



         The Portfolio may invest in floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."


Foreign Currency Transactions (J.P. Morgan Quality Bond , J.P. Morgan International Equity, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Putnam Research and MFS Research International Portfolios)



         Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.


         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.


         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios except J.P. Morgan Select Equity, J.P. Morgan Small Cap Stock, J.P. Morgan Enhanced Index and BlackRock U.S. Government Income Portfolios)

         A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


         Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.


         The value of foreign investments and the investment income derived from them may also be affected unfavorable by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

         Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.


         The Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios do not expect that more than 20%, 10%, 10% , 10% and 25%, respectively, of their total assets will be invested in foreign securities.

     The J.P. Morgan Enhanced Index, the J.P. Morgan Select Equity and J.P. Morgan Small Cap Stock Portfolios may only invest in equity securities of foreign corporations listed on a U.S. securities exchange or denominated or principally traded in the U.S. dollar. The J.P. Morgan Quality Bond Portfolio does not expect to invest more than 25% of its total assets in securities of foreign issuers. In the case of the J.P. Morgan Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

         The Firstar Balanced, Firstar Equity Income and Firstar Growth & Equity Income Portfolios do not except that more than 15%, 15% and 5%, respectively, of their total assets will be invested in foreign securities. The BlackRock Equity Portfolio does not expect that more than 5% of its total assets will be invested in foreign securities. The MFS Mid Cap Growth Portfolio expects that less than 20% of its total assets will be invested foreign securities.

         The PIMCO Total Return Portfolio does not expect that more than 20% of its total assets will be invested in securities denominated in foreign currencies. The Oppenheimer Capital Appreciation Portfolio, PIMCO Innovation and the Putnam Research Portfolio do not expect that more than 35% of their assets will be invested in foreign securities.


         Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

         A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

         Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio.


Forward Commitments, When-Issued and Delayed Delivery Securities (All Portfolios except J.P. Morgan Select Equity, J.P. Morgan Small Cap Stock, J.P. Morgan Enhanced Index, J.P. Morgan International Equity, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Firstar Balanced and Firstar Equity Income and PIMCO Money Market Portfolios)



         A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


High Yield/High Risk Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture , BlackRock Equity MFS Mid Cap Growth, Janus Aggressive Growth and PIMCO Total Return Portfolios)



         Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the investment adviser's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

         In determining suitability of investment in a particular unrated security, the investment adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


Hybrid  Instruments  (J.P.  Morgan  Quality  Bond  ,  BlackRock  Equity,   Janus
Aggressive Growth and PIMCO Total Return Portfolios)


         Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Portfolios do not anticipate that such investments will exceed 5% (15% with respect to J.P. Morgan Quality Bond Portfolio) of each Portfolio's total assets. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.


Illiquid Securities (All Portfolios except J.P. Morgan Select Equity, Firstar Balanced, Firstar Equity Income and Firstar Growth & Equity Income, PIMCO Money Market, PIMCO Innovation and Putnam Research Portfolios)



         Each Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.


Interest Rate Transactions (J.P. Morgan Quality Bond, BlackRock U.S. Government Income , BlackRock Equity, PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios)



         Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.


Investment Grade Corporate Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Firstar Balanced, Firstar Growth & Income Equity , BlackRock Equity, PIMCO Money Market, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, MFS Mid Cap Growth and MFS Research

International Portfolios)
=============


         Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix to this Statement of Additional Information for a description of the various securities ratings.


Loans and Other Direct Indebtedness (J.P. Morgan Quality Bond , PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios)


         By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Money Market Securities  (All Portfolios)
-----------------------

         Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.


         Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. The J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios may invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's.

Mortgage-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Firstar Balanced, Firstar Growth & Income Equity, BlackRock U.S. Government Income , BlackRock Equity, PIMCO Money Market, PIMCO Total Return, Janus Aggressive Growth and MFS Research International Portfolios)



         A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in CMOs and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

         CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

         The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

         Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

         Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

         Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.

         The J.P. Morgan Quality Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it would end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve may of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowing, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or its investment adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.


Municipal Fixed Income Securities (J.P. Morgan Quality Bond , Firstar Growth & Income Equity, PIMCO Total Return and PIMCO Innovation Portfolios)



         A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

         The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.


Options and Futures Strategies (All Portfolios except PIMCO Money Market Portfolio)


         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The investment advisers to the J.P. Morgan Small Cap Stock, Lord Abbett Bond Debenture, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, Lord Abbett Growth Opportunities, Firstar Growth & Income Equity and Firstar Balanced Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future. The investment adviser to the Firstar Equity Income Portfolio does not presently intend to buy or sell put or call options (although they may write covered call options), but may do so in the future. The investment adviser to the PIMCO Total Return Portfolio does not presently intend to engage in options and futures transactions on stock indices, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.


         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.


         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.


         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         Except for the J.P. Morgan Quality Bond Portfolio, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the J.P. Morgan Quality Bond Portfolio's purchases of options on securities.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A  Portfolio   may  purchase   interest   rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.


         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.


         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract is range from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio. In addition, the BlackRock Equity Portfolio will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked-to-market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Other Investment Companies (All Portfolios except J.P. Morgan Quality Bond, J.P. Morgan Select Equity, J.P. Morgan Small Cap Stock, J.P. Morgan Enhanced Index, J.P. Morgan International Equity , BlackRock Equity, PIMCO Money Market and Putnam Research Portfolios)



         In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio.

         Each Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees.

Portfolio Turnover


         While it is impossible to predict portfolio turnover rates, the investment advisers to the Portfolios other than the BlackRock U.S. Government Income Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Janus Aggressive Growth, Putnam Research, PIMCO Innovation and Lord Abbett Growth Opportunities Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The investment adviser to the BlackRock U.S. Government Income Portfolio anticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The investment adviser to the J.P. Morgan Quality Bond and J.P. Morgan Select Equity Portfolios anticipates that portfolio turnover rates generally will not exceed 300% and 150%, respectively. The investment adviser to the MFS Mid Cap Growth Portfolio and MFS Research International Portfolio anticipates that portfolio turnover generally will not exceed 200% and 150%, respectively, per year. The investment adviser to the Lord Abbett Growth Opportunities Portfolio anticipates that portfolio turnover generally will not exceed 150% per year. The investment adviser to the Janus Aggressive Growth Portfolio anticipates that portfolio turnover generally will not exceed 200% per year. The investment adviser to the Putnam Research Portfolio anticipates that portfolio turnover generally will exceed 100% per year. The investment adviser to the PIMCO Innovation Portfolio anticipates that portfolio turnover generally will not exceed 200% per year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks (All Portfolios except J.P. Morgan Select Equity , BlackRock U.S. Government Income, Lord Abbett Growth Opportunities and PIMCO Money Market Portfolios)



         A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


Real Estate Investment Trusts (J.P. Morgan Quality Bond, J.P. Morgan Small Cap Stock, J.P. Morgan Enhanced Index, J.P. Morgan Select Equity, J.P. Morgan International Equity, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, Janus Aggressive Growth, PIMCO Innovation and Putnam Research Portfolios)



         A Portfolio may each invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


Repurchase Agreements (J.P. Morgan Quality Bond, J.P. Morgan Small Cap Stock, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, Firstar Balanced, Firstar Equity Income, BlackRock Equity , BlackRock U.S. Government Income, MFS Mid Cap Growth, PIMCO Money Market, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Putnam Research and MFS Research International Portfolios)

         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Reverse Repurchase Agreements (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, Firstar Balanced, BlackRock U.S. Government Income, PIMCO Money Market, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth and Putnam Research Portfolios)



         A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


Rights and Warrants (All Portfolios except J.P. Morgan Quality Bond, J.P. Morgan Select Equity, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Firstar Balanced, Firstar Equity Income , BlackRock U.S. Government Income, PIMCO Innovation and PIMCO Money Market Portfolios)



         A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

Securities Loans  (All Portfolios)
----------------

         All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.


         Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or investment adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's investment adviser to be of good standing and will not be made unless, in the judgment of the investment adviser, the consideration to be earned from such loans would justify the risk.

Short Sales (BlackRock U.S. Government Income , BlackRock Equity, MFS Mid Cap Growth, Janus Aggressive Growth and PIMCO Total Return Portfolios)


         A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

U.S. Government Securities (All Portfolios except J.P. Morgan International Equity Portfolio)


         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.


Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (J.P. Morgan Quality Bond , Lord Abbett Bond Debenture, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation and Janus Aggressive Growth Portfolios)



         Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                             INVESTMENT RESTRICTIONS

Fundamental Policies


         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a Fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.


         1.       Borrowing

         Each Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Diversification


         Each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to MFS Mid Cap Growth Portfolio and Janus Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued on guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities.


         3.       Concentration

         Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S.
government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

         4.       Underwriting

         Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         5.       Real Estate

         Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

         6.       Commodities

         Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         7.       Loans


         Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.


         8.       Senior Securities

         Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

Non-Fundamental Policies

         The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

         (1)      Purchase securities on margin, except that each Portfolio may:
                  (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

         (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

         (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

(4)  Invest in companies for the purpose of exercising management or control.


         In addition, as a matter of operating policy, the J.P. Morgan Enhanced Index, J.P. Morgan Small Cap Stock, J.P. Morgan International Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, Firstar Balanced and Firstar Equity Income Portfolios will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

         The BlackRock Equity Portfolio and the PIMCO Total Return Portfolio will not invest more than 5% of each Portfolio's net assets in warrants, including those acquired in units or attached to other securities. For purposes of the policy, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

         The PIMCO Total Return Portfolio will not invest more than 5% of its net assets (taken at market value at the time of investment ) in any combination of interest only, principal only, or inverse floating rate securities.


         With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Portfolio may also borrow up to an additional 5% of its total assets from banks or others. A Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

         With respect to loans of portfolio securities, as a matter of operating policy, each Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.


         With respect to real estate investments, as a matter of operating policy, the J.P. Morgan Quality Bond, J.P. Morgan Select Equity, J.P. Morgan Enhanced Index, J.P. Morgan International Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Putnam Research Portfolios will not invest in real estate limited partnership interests.


         With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% (except for the J.P. Morgan Quality Bond Portfolio) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the J.P. Morgan Quality Bond Portfolio which may be invested in when-issued commitments.


         With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio's investment adviser. A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging.

         With respect to swaps, a Portfolio (except for the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios) will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio's investment adviser.


                             PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

Total Return

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Yield


         From time to time, the Trust may quote the J.P. Morgan Quality Bond Portfolio's, the Lord Abbett Bond Debenture Portfolio's , the BlackRock U.S. Government Income Portfolio's, the PIMCO Money Market Portfolio's and the PIMCO Total Return Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The annualized current yield for the PIMCO Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the PIMCO Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The 30-day yield for the Trust's other fixed income Portfolios will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                              YIELD = 2[(a-b+1)6-1]

                                       cd

Where:   a =      dividends and interest earned during the period

b    = expenses accrued for the period (net of reimbursement)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d    = the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance


         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.


                             PORTFOLIO TRANSACTIONS


         Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Adviser by supplementing the Adviser's research.


         An Adviser, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement with the Manager ("Trust Expenses"); or (ii) finance activities that are primarily intended to result in the sale of Trust shares. At the discretion of the Board of Trustees, such resources may be used to pay or cause the payment of Trust Expenses or may be used to finance activities that are primarily intended to result in the sale of Trust shares.

         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.


         The Advisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with the procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         The following table shows the amounts of brokerage commissions paid by certain Portfolios' predecessor funds during the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998 or July 31, 2000, July 31, 1999
and July 31, 1998, as noted.


                                                                 Brokerage Commissions Paid


                   Portfolio                            2000              1999                1998
                   ---------                            ====              ----                -----
J. P. Morgan Quality Bond                         $                       $10,634                      NA
                                                  =
J.P. Morgan Small Cap Stock                                                 128,288               91,650
J.P. Morgan Enhanced Index                                                  174,716               59,636
J.P. Morgan Select Equity                                                   564,579              437,251
J.P. Morgan International Equity                                            267,666              255,634
Lord Abbett Bond Debenture                                                    5,341                3,461
Lord Abbett Mid-Cap Value                                                   109,084               53,000
Lord Abbett Developing Growth                                                25,992               15,664
Lord Abbett Growth & Income                                             1,325,443(1)
                                                                         ===========
Firstar Balanced                                                              6,617                3,945
Firstar Equity Income                                                        12,897               10,665
Firstar Growth and Income Equity                                             16,692               13,871
BlackRock Equity*                                            97,806          28,759               109,018
                                                             ======                                ======
BlackRock U.S. Government Income*                                 0               0                      0



-----------------------
*For the fiscal year ended July 31.


 (1)    For the period 1/8/99 through 12/31/99.


In 1999, the percentage of and actual aggregate dollar amount of commissionable transactions effected through an affiliated broker for the J.P. Morgan Small Cap Stock and J.P. Morgan Select Equity Portfolios were as follows:


J.P. Morgan Small Cap Stock Portfolio
     with Archipelago Holding, LLC- 0.0033%/$433
                                    ============

J.P. Morgan Select Equity Portfolio
     with Archipelago Holding, LLC - 0.0002%/$120
                                     ============
     with Conning and Company - 0.0003%/$198
     =========================  ============



For 1999, none of the other J.P. Morgan Portfolios' commissionable transactions were executed through broker-dealers affiliated with an Adviser.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers.

Trustees and Officers

         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660.


                                                              Position(s)                   Principal Occupation(s)
                                                          Held with Registrant                During Past 5 Years
                                                          --------------------                -------------------
Name, Age and Address

Elizabeth M. Forget*  (34)                             President and Trustee      Since July 2000, President of Met
==========================                             =====================
                                                                                   Investors Advisory Corp.; from June 1996
                                                                                   to July 2000, President and Director of
                                                                                   Marketing and Product Development of
                                                                                   Equitable Distributors, Inc.; from
                                                                                   September 1993 to June 1996, a Vice
                                                                                   President of Bankers Trust Company

Stephen M. Alderman  (41)                              Trustee                     Partner in the law firm of Garfield and
=========================                              =======                     =======================================
                                                                                   Merel, Ltd.

Jack R. Borsting  (71)                                 Trustee                     Since 1995, Executive Director, Center
======================                                 =======                     ======================================
                                                                                   for Telecommunications Management,
                                                                                   ==================================
                                                                                   University of Southern California;
                                                                                   ==================================
                                                                                   Director, Northrup Grumman Corp., Plato
                                                                                   =======================================
                                                                                   Learning, Inc. and Whitman Education Group
                                                                                   ==========================================

Gregory P. Brakovich*  (48)                            Trustee                     Since April 2000, Co-Chief Executive
===========================                            =======                     ====================================
                                                                                   Officer of Security First Group, Inc.,
                                                                                   ======================================
                                                                                   MetLife Investors Distribution Company
                                                                                   ======================================
                                                                                   and Met Investors Advisory Corp.; from
                                                                                   ======================================
                                                                                   April 1996 to April 2000, Co-Chief
                                                                                   ==================================
                                                                                   Executive Officer and President of
                                                                                   ==================================
                                                                                   Equitable Distributors, Inc. and Senior
                                                                                   =======================================
                                                                                   Vice President of the Equitable Life
                                                                                   ====================================
                                                                                   Assurance Society of the United States;
                                                                                   =======================================
                                                                                   from February 1995 to April 1996,
                                                                                   =================================
                                                                                   Managing Director, Bankers Trust Company
                                                                                   ========================================

Theodore A. Myers  (70)                                Trustee                     Since 1993, Financial Consultant; Trustee
=======================                                =======                     =========================================
                                                                                   of various Van Kampen American Capital

                                                                                   closed-end funds

Tod A. Parrott  (63)                                   Trustee                     Since June 1996, Managing Partner,
====================                                   =======                     ==================================
                                                                                   Rockaway Partners Ltd. (financial
                                                                                   =================================
                                                                                   consultants); from 1990 to May 1996,
                                                                                   ====================================
                                                                                   Executive Vice President of Pasadena
                                                                                   ====================================
                                                                                   Capital Corporation; Director, U.S. Stock
                                                                                   =========================================
                                                                                   Transfer Co.
                                                                                   ============

Dawn M. Vroegop  (34)                                  Trustee                     Since September 1999, Managing Director,
=====================                                  =======                     ========================================
                                                                                   Dresner RCM Global Investors; from July
                                                                                   =======================================
                                                                                   1994 to July 1999, Director, Schroder
                                                                                   =====================================
                                                                                   Capital Management International
                                                                                   ================================

Roger T. Wickers  (65)                                 Trustee                     Since 1995, retired; from 1980 to 1995,
======================                                 =======                     =======================================
                                                                                   Senior Vice President and General
                                                                                   =================================
                                                                                   Counsel, Keystone Group Inc. and the
                                                                                   ====================================
                                                                                   Keystone Group of Mutual Funds; from 1995
                                                                                   =========================================
                                                                                   to 1998, Chairman of the Board of
                                                                                   =================================
                                                                                   Directors of two American International
                                                                                   =======================================
                                                                                   Group mutual funds
                                                                                   ==================

Richard C. Pearson  (57)                               Vice President and          Since November 2000, Vice President,
========================                               ===================         ====================================
                                                       Secretary                   General Counsel and Secretary of Met
                                                       =========                   ====================================
                                                                                   Investors Advisory Corp.; since prior to

                                                                                   1995, President of Security First Group,

                                                                                   Inc. and officer of its subsidiaries

Mark Reynolds  (50)                                    Vice President,  Chief     Since November 2000, Vice President and
===================                                    ===============                   ================================
                                                       Financial Officer and       Chief Financial Officer of Met Investors

                                                       Treasurer                   Advisory Corp; since June 2000, President
                                                                                   ====================
                                                                                   of Cova Financial Services Life Insurance
                                                                                   Company; from  July 1996 to June 2000,
                                                                                                   ====
                                                                                   Executive Vice President and Chief
                                                                                   Financial Officer of Cova Financial
                                                                                   Services Life Insurance Company; from
                                                                                   December 1993 to June 1996, Vice
                                                                                   =============
                                                                                   President, Treasurer and Controller of
                                                                                   First Variable Life  Insurance Company
                                                                                                         ================
                                                                                   and from August 1993 to June 1996, Vice
                                                                                   =======================================
                                                                                   President and Director of First Variable
                                                                                   ========================================
                                                                                   Capital Services, Inc.
                                                                                   ======================

* "Interested person" of the Trust (as that term is defined in the 1940 Act).


Committees of the Board


         The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) ("Disinterested Trustees"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the Independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.

         The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested trustee candidates and review the compensation arrangement for each of the Trustees.

         The Trust has a Valuation Committee consisting of Elizabeth M. Forget, James A. Shepherdson, Mark E. Reynolds , and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Shepherdson or Mr. Reynolds from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.


Compensation of the Trustees


         Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual fee of $20,000 plus (i) an additional fee of $2,000 for each regularly scheduled Board meeting attended,
(ii) $2,000 for each special Board meeting attended, and (iii) $1,000 for each special committee meeting attended, and $500 for each telephone meeting attended, plus reimbursement for expenses in attending in-person meetings.


         A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager


         The Trust is managed by Met Investors Advisory Corp. (the "Manager") (formerly known as Security First Investment Management Corporation) which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. Security First Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Distribution Company.

         The Trust and Manager have entered into a Management Agreement dated December, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company, as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.


         Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o Office space, all necessary office facilities and equipment.

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").


o Information and services, other than services of outside counsel or Independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.


         As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:

------------------------------------------------------------ ---------------------------------------------------------

                         Portfolio                                                    Fee

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

J.P. Morgan Quality Bond                                    0.55% of first $75 million of such assets plus 0.50% of
===                                                          ======================================================
                                                             such assets over $75 million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

J.P. Morgan Small Cap Stock                                 0.85%
                                                             ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

J.P. Morgan Enhanced Index                                  0.60% of first $50 million of such assets plus 0.55% of
                                                             ======================================================
                                                             such assets over $50 million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

J.P. Morgan Select Equity                                   0.65% of first $50 million of such assets plus 0.60 of
                                                             =====================================================
                                                             such assets over $50 million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

J.P. Morgan International Equity                            0.80% of first $50 million of such assets plus 0.75% of
                                                             ======================================================
                                                             such assets over $50 million up to $350 million plus
                                                             ====================================================
                                                             0.70% of such assets over $350 million
                                                             ======================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Bond Debenture                                  0.60%
                                                             ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Mid-Cap Value                                    0.70%   of
                                                             first $200  million
                                                             of such assets plus
                                                             0.65%    of    such
                                                             assets   over  $200
                                                             million  up to $500
                                                             million plus 0.625%
                                                             of such assets over
                                                             $500 million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Developing Growth                               0.75%
                                                             ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Growth & Income                                  0.60%   of
                                                             first $800  million
                                                             of such assets plus
                                                             0.55%    of    such
                                                             assets   over  $800
                                                             million  up  to  $2
                                                             billion  plus 0.50%
                                                             of such assets over
                                                             $2 billion


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett  Growth Opportunities                            0.70%
                                                             of    first    $200
                                                             million   of   such
                                                             assets  plus  0.65%
                                                             of such assets over
                                                             $200  million up to
                                                             $500  million  plus
                                                             0.625%    of   such
                                                             assets   over  $500
                                                             million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Firstar Balanced                                             1.00%


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Firstar Equity Income                                       1.00%
                                                             ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Firstar Growth  and Income                                 1.00%
                 ===                                         ===

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

BlackRock Equity                                            0.65%
                                                             ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

BlackRock U.S. Government Income                            0.55%
                                                             ====

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PIMCO Total Return                                           0.50%


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PIMCO Money Market                                           0.40%


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

PIMCO Innovation                                             1.05%


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

MFS Mid  Cap  Growth
                                                             0.65% of first $150
                                                             million   of   such
                                                             assets  plus 0.625%
                                                             of such assets over
                                                             $150  million up to
                                                             $300  million  plus
                                                             0.60%    of    such
                                                             assets   over  $300
                                                             million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

MFS International Research                                   0.80%  of
                                                             first $200  million
                                                             of such assets plus
                                                             0.75%    of    such
                                                             assets   over  $200
                                                             million  up to $500
                                                             million  plus 0.70%
                                                             of such assets over
                                                             $500   up   to   $1
                                                             billion  plus 0.65%
                                                             of such assets over
                                                             $1 billion


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Putnam Research                                              0.80% of first $250 million of such assets plus 0.75%
===============                                              =====================================================
                                                             of such assets over $250 million
                                                             ================================

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Janus  Aggressive   Growth
                                                             0.80% of first $100
                                                             million   of   such
                                                             assets  plus  0.75%
                                                             of such assets over
                                                             $100  million up to
                                                             $500  million  plus
                                                             0.70%    of    such
                                                             assets   over  $500
                                                             million


------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Oppenheimer Capital Appreciation                             0.65%
                                                             of    first    $150
                                                             million   of   such
                                                             assets  plus 0.625%
                                                             of such assets over
                                                             $150  million up to
                                                             $300  million  plus
                                                             0.60%    of    such
                                                             assets   over  $300
                                                             million  up to $500
                                                             million  plus 0.55%
                                                             of such assets over
                                                             $500 million


------------------------------------------------------------ ---------------------------------------------------------


From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.


         The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

         In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

         The Trust commenced operations on the date of this Statement of Additional Information. The following table shows the fees paid by certain of the Portfolios' predecessors to the Manager or current affiliates of the Manager and any fee waivers or reimbursements during the fiscal years ended either December 31, 2000, December 31, 1999 and December 31, 1998 or July 31, 2000, July 31, 1999 and July 31, 1998, as noted.

                                                                            2000


                                                  ---------------------------------------------------------

                                                     Investment         Investment        Other Expenses
                                                   Management Fee     Management Fee        Reimbursed

                   Portfolio                            Paid               Waived
                   =========                            ====               ======
J. P. Morgan Quality Bond                                                   ---                 ---
=========================                                                   ===                 ===
J.P. Morgan Small Cap Stock                                                 ---                 ---
===========================                                                 ===                 ===
J.P. Morgan Enhanced Index                                                  ---                 ---
==========================                                                  ===                 ===
J.P. Morgan Select Equity                                                   ---                 ---
=========================                                                   ===                 ===
J.P. Morgan International Equity                                            ---                 ---
================================                                            ===                 ===
Lord Abbett Bond Debenture                                                  ---                 ---
==========================                                                  ===                 ===
Lord Abbett Mid-Cap Value                                                   ---                 ---
=========================                                                   ===                 ===
Lord Abbett Developing Growth                                               ---                 ---
=============================                                               ===                 ===
Lord Abbett Growth and Income
=============================
Firstar Balanced                                                            ---                 ---
================                                                            ===                 ===
Firstar Equity Income                                                       ---                 ---
=====================                                                       ===                 ===
Firstar Growth & Income Equity                                              ---                 ---
==============================                                              ===                 ===
BlackRock Equity*                                      418,720              ---                 ---
=================                                      =======              ===                 ===
BlackRock U.S. Government Income*                      178,490              ---                 ---
=================================                      =======              ===                 ===


-----------------------
*For the fiscal year ended July 31.


                                                                            1999

                                                  ---------------------------------------------------------
                                                     Investment          Investment       Other Expenses
                                                   Management Fee     Management Fee        Reimbursed
                                                              ----               ----       ----------
                   Portfolio                            Paid               Waived
                   ---------                            ----               ------
J. P. Morgan Quality Bond                                  $505,285         ---                 ---
J.P. Morgan Small Cap Stock                                 687,540         ---                 ---
J.P. Morgan Enhanced Index                                1,479,955         ---                 ---
J.P. Morgan Select Equity                                 1,507,688         ---                 ---
J.P. Morgan International Equity                            905,709         ---                 ---
Lord Abbett Bond Debenture                                1,210,327         ---                 ---
Lord Abbett Mid-Cap Value                                   247,340         ---                 ---
Lord Abbett Developing Growth                               203,145         ---                 ---
Lord Abbett Growth and Income                          5,289,797(1)         ---                 ---
Firstar Balanced                                             73,532         ---                 ---
Firstar Equity Income                                        62,362         ---                 ---
Firstar Growth & Income Equity                              131,419         ---                 ---
BlackRock Equity*                                           390,010         ---                 ---
BlackRock U.S. Government Income*                           185,159         ---                 ---


-------------------------
*For the fiscal year ended July 31.

(1)      For the period 1/8/99 through 12/31/99


                                                                            1998

                                                  ---------------------------------------------------------
                                                     Investment          Investment       Other Expenses
                                                   Management Fee     Management Fee        Reimbursed
                                                              ----               ----       ----------

                   Portfolio                            Paid               Waived
                   ---------                            ----               ------
J. P. Morgan Quality Bond                                  $165,294         ---                 ---
J.P. Morgan Small Cap Stock                                 596,903         ---                 ---
J.P. Morgan Enhanced Index                                  402,802         ---                 ---
J.P. Morgan Select Equity                                 1,023,054         ---                 ---
J.P. Morgan International Equity                            717,933         ---                 ---
Lord Abbett Bond Debenture                                  647,086         ---                 ---
Lord Abbett Mid-Cap Value                                    92,358         ---                 ---
Lord Abbett Developing Growth                                67,992         ---                 ---
Firstar Balanced                                             27,149         ---                 ---
Firstar Equity Income                                        30,163         ---                 ---
Firstar Growth & Income Equity                               53,799         ---                 ---
BlackRock Equity*                                           437,078         ---                 ---
                                                            =======
BlackRock U.S. Government Income*                           258,431         ---                 ---
                                                            =======



-----------------------
*For the fiscal year ended July 31.







The Advisers

         Pursuant to an Advisory Agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each Adviser a fee based on a percentage of the average daily net assets of the Portfolios.


         Each Advisory Agreement will continue in force for one year (two years with respect to the Lord Abbett Growth Opportunities, PIMCO Total Return, PIMCO Money Market, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Putnam Research, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios) from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' (60 days' with respect to Oppenheimer Capital Appreciation and Janus Aggressive Growth Portfolios) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.


         Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.


         The Trust and the Manager have applied for an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order will permit the Manager, subject to approval of the Board of Trustees, to:
(i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio. No assurance can be given that the Trust and the Manager will receive the Multi-Manager Order.


     J.P. Morgan Investment Management Inc. is the Adviser to the J. P. Morgan Quality Bond, J.P. Morgan Small Cap Stock, J.P. Morgan Enhanced Index, J.P. Morgan Select Equity and J.P. Morgan International Equity Portfolios.


     Lord Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth , Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios.



         Firstar Investment Research and Management Company, LLC is the Adviser to the Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity Portfolios.

     BlackRock Advisors, LLC is the Adviser to the BlackRock Equity and BlackRock U.S. Government Income Portfolios.


         Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return and PIMCO Money Market Portfolios.

PIMCO Equity Advisors, a division of PIMCO Advisors L.P., is the Adviser to the PIMCO Innovation Portfolio.

         Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS International Research Portfolios.

Janus  Capital  Corporation  is the  Adviser  to  the  Janus  Aggressive  Growth
Portfolio.


Putnam  Investment  Management  LLC  is  the  Adviser  to  the  Putnam  Research
Portfolio.


OppenheimerFunds, Inc. is the Adviser to the Oppenheimer Capital Appreciation Portfolio.


         The following table shows the fees paid with respect to certain Portfolios to each Adviser by the Manager or current affiliates of the Manager for the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998 or July 31, 2000, July 31, 1999 and July 31, 1998, as noted.


                                                                     Advisory Fee Paid


                   Portfolio                            2000                1999              1998
                   ---------                            ====                ----              -----
J. P. Morgan Quality Bond                                 $              $271,530            $90,160
                                                           =              ========            ======
J.P. Morgan Small Cap Stock                                                485,322           421,343
                                                                            =======           ======
J.P. Morgan Enhanced Index                                                 908,174           247,878
                                                                            =======           ======
J.P. Morgan Select Equity                                                  947,039           649,033
                                                                            =======           ======
J.P. Morgan International Equity                                           620,473           495,276
                                                                            =======           ======
Lord Abbett Bond Debenture                                                 806,885           431,397
                                                                            =======           ======
Lord Abbett Mid-Cap Value                                                  185,505           69,269
                                                                            =======           =====
Lord Abbett Developing Growth                                              146,716           49,105
                                                                            =======           =====
Lord Abbett Growth and Income                                          3,328,207(1)            NA
                                                                        ============
Firstar Balanced                                                           47,653            20,362
                                                                            ======            =====
Firstar Equity Income                                                      41,041            22,622
                                                                            ======            =====
Firstar Growth & Income Equity                                             85,817            40,349
                                                                            ======            =====
BlackRock Equity*                                      329,031           306,436             337,420
                                                        =======           =======             ======
BlackRock U.S. Government Income*                      129,811           134,661             125,532
                                                        =======           =======             ======



------------------------

*For the fiscal year ended July 31.


 (1)  For the period 1/8/99 through 12/31/99


                                            ----------------------
The Administrator


         Pursuant to an administration agreement ("Administrative Services Agreement"), Investors Bank & Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at 200 Clarendon Street, Boston, Massachusetts 02117. Under the Administrative Services Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of 0.06% of the average daily net assets of the Trust. The Administrative Services Agreement shall remain in effect until July 1, 2001 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than ninety (90) days' prior written notice to the other party.


The Distributor


         The Trust has distribution agreements with MetLife Investors Distribution Company ("MDI" or the "Distributor") in which MDI serves as the Distributor for the Trust's Class A shares and Class B shares. MDI an indirect wholly-owned subsidiary of Security First Group, Inc., which is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company. MDI's address is 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660.

         The Trust's distribution agreements with respect to the Class A and Class B shares ("Distribution Agreements") were approved by the Board of Trustees at a Board meeting held on December 7, 2000. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.


         The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners.

         Pursuant to the Class B Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B and shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B shares. It is anticipated that a portion  of the  amounts  received  by the  Distributor  will be used to  defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B shares.

         The Class B Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect to activities primarily intended to result in the sale of Class B shares. However, under the Distribution Agreement, payments to the Distributor for activities pursuant to the Class B Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class B shares Under terms of the Class B Distribution Plan and the Distribution Agreement, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B shares for such entities' fees or expenses incurred or paid in that regard.


         The Class B Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B shares.


         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.


         A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for each class of shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan.

         The Class B Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B shares in connection with the Class B Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares of the Portfolio or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50%, of average daily net assets annually) that may be spent for distribution of Class B shares of any Portfolio without the approval of Class B shareholders of that Portfolio.


Code of Ethics

         The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian


         Investors Bank and Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02117, serves as the custodian of the Trust. Under the custody agreement, IBT holds the Portfolios' securities and keeps all necessary records and documents.


Transfer Agent


         IBT also serves as transfer agent for the Trust.


Legal Matters

          Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

Independent Auditors


         Deloitte and Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Trust's independent auditors.


                              REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.


         The PIMCO Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

         The Trustees of the Trust have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

         With respect to Portfolios other than the PIMCO Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

         The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.


                              FEDERAL INCOME TAXES

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.


         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and Security First Life Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST


         The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February [5], 2001.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest , par value $.001 per share, of one or more series. Currently, the Trustees have established and designated twenty-three series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The Trust currently offers two classes of shares on behalf of each Portfolio. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class A shares are only offered to contract owners and qualified plan participants who previously allocated premiums to predecessors of the Trust's Portfolios. In addition, Class A shares will also be offered to additional qualified pension and retirement plans. Class B shares are offered at net asset value and are subject to distribution fees imposed pursuant to the Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

         The two classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to qualified pension and retirement plans. Class A and Class B shares currently are sold to the following shareholders: (i) insurance company separate accounts in connection with Contracts issued by the following affiliates of Security First Group, Inc.
- Cova Financial Services Life Insurance Company, Cova Financial Life Insurance Company, First Cova Life Insurance Company, Security First Life Insurance Company (collectively, "MetLife"); (ii) Security First Group Employees 401(k) Plan. In addition, as of the date of this Statement of Additional Information, Firstar Investment Research & Management Company, LLC owned of record 13.61%, 19.25% and 9.01% of Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity Portfolios, respectively. As of the date of this Statement of
Additional   Information,   MetLife  owned  substantially  all  of  the  Trust's
outstanding Class A and Class B shares and, as a result, may be deemed to be a control person with respect to the Trust.

         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this Statement of Additional Information, the following owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio:

Portfolio                       Contract Owner               Shares of Beneficially       Percentage of Ownership
                                                             Owned

Firstar Growth & Income Equity  Dorris Cottrill              55,046                       5.13%
==============================  ===============              ======                       =====




         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.


         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.


         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                              FINANCIAL STATEMENTS

         The financial statements of the J.P. Morgan Quality Bond , J.P. Morgan Small Cap Stock , J.P. Morgan Enhanced Index , J.P. Morgan Select Equity , J.P. Morgan International Equity , Lord Abbett Bond Debenture , Lord Abbett Mid-Cap Value , Lord Abbett Developing Growth , Lord Abbett Growth & Income , Firstar Balanced , Firstar Equity Income and Firstar Growth and Income Equity Portfolios, for the year ended December 31, 1999, including notes to the financial statements and financial highlights and the Report of KPMG LLP, previous Independent Auditors, are included in the Cova Series Trust's Annual Report to Shareholders, which is incorporated by reference in this Statement of Additional Information. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

         The financial statements of the BlackRock Equity and BlackRock U.S. Government Income Portfolios for the fiscal year ended July 31, 2000, including notes to the financial statements and financial highlights and the Report of Deloitte & Touche LLP, Independent Auditors, are included in the Security First Trust's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                           MET INVESTORS SERIES TRUST

                                     PART C

                                Other Information

Item 23. EXHIBITS


         All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the "Registration Statement")


---------------------------- ------------------------------------------------------------------------
Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

 (a)(1)                     Agreement and Declaration of Trust is  incorporated by reference to
                                                                     ==========================
                             the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(a)(2)                       Certificate of Trust is  incorporated by reference to the
                                                       ===============================
                             Registration Statement.
                             =======================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(b)                          By-Laws are incorporated by reference to the Registration Statement.
===                          ====================================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)                          None other than Exhibit 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)                         Management Agreement between Registrant and Met Investors Advisory
                             Corp. is filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(i)                    Form of Amendment No. 1 to Management Agreement is filed herein.
=========                    ================================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(2)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Quality Bond Portfolio is  incorporated by reference to
                                                                     ===========================
                             the Registration Statement.
                             ==========================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(3)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Small Cap Stock Portfolio is  incorporated by reference
                                                                        ========================
                             to the Registration Statement.
                             =============================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(4)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Enhanced Index Portfolio is  incorporated by reference to
                                                                       ===========================
                             the Registration Statement.
                             ==========================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the

                             J.P. Morgan Select Equity Portfolio is  incorporated by reference to
                                                                      ===========================
                             the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(6)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the

                             J.P. Morgan International Equity Portfolio is  incorporated by
                                                                             ==============
                    reference to the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and

                             Met Investors Advisory Corp. with respect to the Lord Abbett Bond
                             Debenture Portfolio is  incorporated by reference to the Registration
                                                      ============================================
                             Statement.
                             ==========


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and

                             Met Investors Advisory Corp. with respect to the Lord Abbett Mid-Cap
                             Value Portfolio is incorporated by reference to the Registration
                                                =============================================
                             Statement.
                             ==========


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(8)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect
=========                    =====================================================================
                             to Lord Abbett Mid-Cap Value Portfolio is filed herein.
                             =========================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(9)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and

                             Met Investors Advisory Corp. with respect to the Lord Abbett
                             Developing Growth Portfolio is  incorporated by reference to the
                                                              ===============================
                             Registration Statement.
                             =======================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and

                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth and Income Portfolio is  incorporated by reference to the
                                                       ===============================
                             Registration Statement.
                             =======================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(11)                      Form of Investment Advisory Agreement between Firstar Investment
                             Research  & Management Company, LLC and Met Investors Advisory Corp.
                                        =
                             with respect to the Firstar Balanced Portfolio is  incorporated by
                                                                                 ==============
                             reference to the Registration Statement.
                             ========================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(12)                      Form of Investment Advisory Agreement between Firstar Investment
                             Research  & Management Company, LLC and Met Investors Advisory Corp.
                                        =
                             with respect to the Firstar Equity Income Portfolio is  incorporated
                                                                                      ===========
                             by reference to the Registration Statement.
                             ===========================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(13)                      Form of Investment Advisory Agreement between Firstar Investment
                             Research  & Management Company, LLC and Met Investors Advisory Corp.
                                        =
                             with respect to the Firstar Growth & Income Equity Portfolio is incorporated by reference to the Registration Statement.
                             ========================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(14)                      Form of Investment Advisory Agreement between BlackRock Advisors, Inc.
=======                      ======================================================================
                             and Met Investors Advisory Corp. with respect to the BlackRock Equity
                             =====================================================================
                             Portfolio is incorporated by reference to the Registration Statement.
                             =====================================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(15)                      Form of Investment Advisory Agreement between BlackRock Advisors, Inc.
=======                      ======================================================================
                             and Met Investors Advisory Corp. with respect to the BlackRock U.S.
                             ===================================================================
                             Government  Income  Portfolio  is  incorporated  by
                             reference to the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(16)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
=======                      ====================================================================
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth
                             ===================================================================
                             Opportunities Portfolio is filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(17)                      Form of Investment Advisory Agreement between Putnam Investment
=======                      ===============================================================
                             Management LLC and Met Investors Advisory Corp. with respect to the
                             ===================================================================
                             Putnam Research Portfolio (to be filed by amendment).
                             =====================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(18)                      Form of Investment Advisory Agreement between Pacific Investment
=======                      ================================================================
                             Management Company LLC and Met Investors Advisory Corp. with respect
                             ====================================================================
                             to the PIMCO Total Return Portfolio is filed herein.
                             ====================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(19)                      Form of Investment Advisory Agreement between Pacific Investment
=======                      ================================================================
                             Management Company LLC and Met Investors Advisory Corp. with respect
                             ====================================================================
                             to the PIMCO Money Market Portfolio is filed herein.
                             ====================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(20)                      Form of Investment Advisory Agreement between  Pacific Advisors L.P.
=======                                                                      =======           ==
                             and Met Investors Advisory Corp. with respect to the  PIMCO
                                                                                    ====

                             Innovation Portfolio is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(21)                      Form of Investment Advisory Agreement between  Massachusetts
 =======                                                                     ===========
                             Financial Services Company and Met Investors Advisory Corp. with
                             ==========================
                             respect to the  MFS Mid Cap Growth Portfolio is filed herein.
                                              ==================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(22)                     Form of Investment Advisory Agreement between Massachusetts Financial
 =======                     ====================================================================
                             Services Company and Met Investors Advisory Corp. with respect to the
                             =====================================================================
                             MFS Research International Portfolio is filed herein.
                             =====================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(23)                      Form of Investment Advisory Agreement between Janus Capital
=======                      ===========================================================
                             Corporation and Met Investors Advisory Corp. with respect to the
                             ===========================================
                             Janus Aggressive Growth Portfolio is filed herein.
                             =================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(24)                     Form of  Investment Advisory Agreement between  OppenheimerFunds,
 =======                               ===================                     ==============
                             Inc. and Met Investors Advisory Corp. with respect to the Oppenheimer
                             ====================================                      ===========
                             Capital Appreciation Portfolio  (to be filed by amendment).
                             ==============================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(1)                      Form of Participation Agreement is incorporated by reference to the
 ======                      ==================================================================
                             Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(2)                       Form  of   Distribution   Agreement   between   the
                             Registrant  and  MetLife   Investors   Distribution
                             Company with respect to the Class A shares is filed
                             herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)                       Form  of   Distribution   Agreement   between   the
                             Registrant  and  MetLife   Investors   Distribution
                             Company with respect to the Class B shares is filed
                             herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(f)                          Form of Deferred Compensation Plan is incorporated by reference to the
===                          ======================================================================
                             Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(g)(1)                       Form of Custody Agreement between Registrant and Investors Bank &
======                       ===============                                  ================
                             Trust Company (to be filed by amendment).
                             =============


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(1) Form of Transfer Agency and Registrar Agreement between Registrant and Investors Bank & Trust
                             Company (to be filed by amendment).


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(2)                       Form of Administration Agreement between Registrant and Investors Bank

                             & Trust Company (to be filed by amendment).


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(3)                           Form of Expense Limitation Agreement between Registrant and Met
======

                               Investors Advisory Corp. is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)(1) Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to the Registration Statement.



---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)(2)                       Opinion and Consent of Sullivan & Worcester LLP dated December 29,
======                       ==================================================================
                             2000 is filed herein.
                             =====================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(j)(1)                       Consent of KPMG LLP is filed herein.
======                       ====================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(j)(2)                       Consent of Deloitte & Touche LLP is filed herein.
======                       =================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(k)                          Not Applicable.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(l)                          Not Applicable.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(m) Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's Class B shares is incorporated by reference to the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(n)                          Form of Plan Pursuant to Rule 18f-3 is  incorporated by reference to
                                                                      ===========================
                             the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(o)                          Reserved

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(1)                       Code of Ethics of Met Investors Series Trust, Met Investors Advisory
                             Corp. and MetLife  Investors Distribution Company is filed herein.
                                                 ==============================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(2)                       Code of Ethics of J.P. Morgan Investment Management Inc. is
======                       ===========================================================
                             incorporated by reference to the Registration Statement.
                             ========================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(3)                       Code of Ethics of Lord, Abbett & Co. is incorporated by reference to
======                       ====================================================================
                             the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(4)                       Code of Ethics of  Firstar  Investment  Research  &
                             Management   Company,   LLC  is   incorporated   by
                             reference to the Registration Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(5)                       Code of Ethics of BlackRock Advisors, LLC is incorporated by reference
======                       ======================================================================
                             to the Registration Statement.
                             ==============================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(6)                       Code of Ethics of Janus Capital Corporation is filed herein.
======                       ============================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(7)                       Code of Ethics of OppenheimerFunds, Inc. is filed herein.
======                       =========================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(8)                       Code of Ethics of Massachusetts Financial Services Company is filed herein.
======                       ===========================================================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(9)                      Code of Ethics of  Putnam Investment Management, Inc. is filed herein.
 ======                                          ======                      =


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(10)                     Code of Ethics of Pacific Investment Management Company LLC is filed
 =======                     ===================================================================
                             herein.
                             =======


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(11)                      Code of Ethics of PIMCO Advisors L.P. is filed herein.
=======                      =====================================


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(q)                          Powers of Attorney are filed herein.


---------------------------- ------------------------------------------------------------------------

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------


         As of the effective date of this Registration Statement, the separate accounts of Security First Life Insurance Company, Cova Financial Services Life Insurance Company, Cova Financial Life Insurance Company, and First Cova Life Insurance Company control the Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each such insurance company is a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company.


Item 25.  INDEMNIFICATION

         Reference is made to the following documents:

     Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

                  By-Laws as filed as Exhibit 2 hereto; and


     Form of Participation Agreement between Registrant, Met Investors Advisory Corp. and a participating insurance company as filed as Exhibit (e)(1) hereto.



         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, Met Investors Advisory Corp. (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

         See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding the Manager. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to the Manager's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

         With respect to information regarding the Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers, reference is made to the current Form ADVs of the Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:


         Lord, Abbett & Co.                       Janus Capital Corporation
                                                  =========================
                  File No. 801-6997               File No. 801-13991
                                                  ==================

         J.P. Morgan Investment Management Inc.   OppenheimerFunds, Inc.
                                                  ======================
                  File No. 801-21011                      File No. 801-8253
                                                          =================

         Firstar Investment Research  & Management Company, LLC
                                       =
                  File No. 801-28084

         BlackRock Financial Management, Inc.          Putnam Investment
           File No. 801-48433                            Management LLC
                                                         File No. 801-07974

     Massachusetts Financial Services Company    Pacific Investment Management
                File No. 801-17352                        Company LLC
                                                          File No. 801-48187

   PIMCO Advisors L.P.
File No. 801-31227
==================


 Item 27 Principal Underwriter


     (a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts: Security First Life Insurance Company Separate Account A.



                  (b)      Officers and Directors of MetLife Distributors, Inc.
                           ----------------------------------------------------


               Name and Principal                    Positions and Offices With           Positions and Offices With
                Business Address                          Principal Underwriter                     Registrant

  Gregory Brakovich                               Co-President and Co-Chief                          Trustee
   =======                                                                                            ======

                                                   Executive Officer

James A. Shepherdson, III                          Co-President and Co-Chief
                                                   Executive Officer

  Philip Meserve                                  Vice President
Charles Deuth                                      Vice President

Richard C. Pearson                                 Vice President and Secretary            Vice President and Secretary
==================                                 ============================            ============================
Mark Reynolds                                      Treasurer                                         Treasurer
=============                                      =========                                         =========



         The principal business address of each officer and director is 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660.

         (c)      Inapplicable

Item 28  Location of Accounts and Records


         The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660 as well as at the offices of its investment advisers and administrator: J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Lord, Abbett & Co., 90 Hudson Street, Jersey City, New Jersey 07302; Firstar Investment Research & Management Company, LLC, Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202; BlackRock Advisors, Inc., 345 Park Avenue, New York, New York 10154; Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Putnam Investment Management LLC, One Post Office Square, Boston, Massachusetts 02109; Pacific
Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; PIMCO Advisors L.P., 1345 Avenue of the Americas, 50th Floor, New York, New York 10105; OppenheimerFunds, Inc., Two World Trade Center, New York, New York 10048; and Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02117. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of IBT, the Registrant's transfer agent , dividend disbursing agent and custodian.


Item 29  Management Services

                  None

Item 30  Undertakings

                  Inapplicable

                                                    SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Newport Beach, State of California on the 29th day of December, 2000.


                                                     MET INVESTORS SERIES TRUST
                                                              Registrant


                                                     By: /s/Elizabeth M. Forget
                                                         -------------==-------
                                                            Elizabeth M. Forget
                                                                      ==
                                                            President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                                          Title                                  Date

/s/Elizabeth M. Forget                             President (principal executive      December 29, 2000
-------------==-------                                                                 ===========
Elizabeth M. Forget                                officer),  Trustee
          ==                                                   ======

/s/Mark E. Reynolds*                               Chief Financial Officer  and         December  29,  2000
--------==----------                                                         ====         =================
Mark E. Reynolds                                   Treasurer
     ==                                            =========

                                                   (principal financial and
                                                   accounting officer)


/s/Stephen M. Alderman*                            Trustee                             December 29, 2000
=======================                            =======                             =================
 Stephen M. Alderman
  ==================

/s/Jack R. Borsting*                               Trustee                             December 29, 2000
====================                               =======                             =================
Jack R. Borsting
================

/s/Gregory P. Brakovich*                           Trustee                             December 29, 2000
========================                           =======                             =================
Gregory P. Brakovich
====================

/s/Theodore A. Myers*                              Trustee                             December 29, 2000
=====================                              =======                             =================
Theodore A. Myers
=================

/s/Tod H. Parrott*                                 Trustee                             December 29, 2000
==================                                 =======                             =================
 Tod H. Parrott
 ==============

/s/Dawn M. Vroegop*                                Trustee                             December 29, 2000
===================                                =======                             =================
Dawn M. Vroegop
===============

/s/Roger T. Wickers*                               Trustee                             December 29, 2000
====================                               =======                             =================
Roger T. Wickers
================




* By: /s/Robert N. Hickey

         Robert N. Hickey
         Attorney-in-fact